UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21902

 NAME OF REGISTRANT:                     Cohen & Steers Institutional
                                         Global Realty Shares, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Francis C. Poli
                                         280 Park Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


Cohen & Steers Institutional Global Realty Shares
--------------------------------------------------------------------------------------------------------------------------
 AEON MALL CO.,LTD.                                                                          Agenda Number:  702389695
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10005106
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  JP3131430005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Allow Board to Make Rules              Mgmt          Against                        Against
       Governing Exercise of            Shareholders'
       Rights, Expand Business Lines, Adopt Reduction
       of Liability     System for Outside Directors,
       Adopt Reduction of Liability System for Outside
       Auditors, Adopt Restriction to the Rights for
       Odd-Lot Shares

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          Against                        Against

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          Against                        Against

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ALIANSCE SHOPPING CENTERS SA                                                                Agenda Number:  702362613
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0161M109
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRALSCACNOR0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

A      Approve to examine, discuss and vote upon the             Mgmt          For                            For
       Board of Directors annual       report, the
       financial statements and independent Auditors
       report relating to  FYE 31 Dec, 2009

B      Approve to destination of the year end results            Mgmt          For                            For
       of 2009 and the distribution   of dividends

C      Election of the Members of the Board of Directors         Mgmt          Against                        Against

D      Approve to set the Directors remuneration                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 APARTMENT INVESTMENT AND MANAGEMENT CO.                                                     Agenda Number:  933198649
--------------------------------------------------------------------------------------------------------------------------
        Security:  03748R101
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2010
          Ticker:  AIV
            ISIN:  US03748R1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JAMES N. BAILEY                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: TERRY CONSIDINE                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: RICHARD S. ELLWOOD                  Mgmt          For                            For

1D     ELECTION OF DIRECTOR: THOMAS L. KELTNER                   Mgmt          For                            For

1E     ELECTION OF DIRECTOR: J. LANDIS MARTIN                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: ROBERT A. MILLER                    Mgmt          For                            For

1G     ELECTION OF DIRECTOR: KATHLEEN M. NELSON                  Mgmt          For                            For

1H     ELECTION OF DIRECTOR: MICHAEL A. STEIN                    Mgmt          For                            For

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP              Mgmt          For                            For
       TO SERVE AS THE INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR AIMCO FOR THE YEAR ENDING
       DECEMBER 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 ASCENDAS REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  702496654
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0205X103
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  SG1M77906915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the report of HSBC Institutional        Mgmt          For                            For
       Trust Services  Singapore  Limited  as trustee
       of A-REIT   the Trustee  the Statement by Ascendas
       Funds  Management (S) Limited  as manager of
       A-REIT   the Manager  and the Audited   Financial
       Statements of A-REIT for the FYE 31 MAR 2010
       and the Auditors'      report thereon

2      Re-appoint KPMG LLP as the Auditors of A-REIT             Mgmt          For                            For
       to hold office until the        conclusion
       of the next AGM of A-REIT and authorize the
       Manager to fix their   remuneration

3      Authorize the Manager to: issue units in A-REIT           Mgmt          Against                        Against
       Units  whether by way of     rights, bonus
       or otherwise; and/or make or grant offers,
       agreements or        options  collectively,
       Instruments  that might or would require Units
       to be   issued, including but not limited to
       the creation and issue of  as well as    adjustments
       to  securities, warrants, debentures or other
       instruments         convertible into Units,
       at any time and upon such terms and conditions
       and    for such purposes and to such persons
       as the Manager may in its absolute      discretion
       deem fit; and issue Units in pursuance of any
       Instrument made or   granted by the Manager
       while this Resolution was in force  notwithstanding
       that the authority conferred by this Resolution
       may have ceased to be in      force at the
       time such Units are issued  provided that:
       the aggregate number  of units CONTD..

CONT   ..CONTD to be issued pursuant to this resolution          Non-Voting    No vote
       including Units to be       issued in pursuance
       of instruments made or granted pursuant to
       this           resolution) shall not exceed
       50% of the total number of issued units
       excluding treasury Units, if any   as
       calculated in accordance with           sub-paragraph
       below  of which the aggregate number of units
       to be issued      other than on a pro rata
       basis to unitholders shall not exceed 20% of
       the     total number of issued units  excluding
       treasury units, if any   as           calculated
       in accordance with sub-paragraph below; subject
       to such manner of  calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited  the SGX-ST  for the purpose of determining
       the aggregate number of   units that may be
       issued under sub-paragraph above, the total
       number of       issued units  excluding treasury
       units, if any  CONTD..

CONT   ..CONTD shall be based on the number of issued            Non-Voting    No vote
       units   excluding treasury     Units, if any
       at the time this resolution is passed, after
       adjusting for:    any new units arising from
       the conversion or exercise of any Instruments
       which are outstanding at the time this
       resolution is passed; and any          subsequent
       bonus issue, consolidation or subdivision of
       Units; in exercising  the authority conferred
       this resolution, the Manager shall comply with
       the    provisions of the Listing Manual of
       the SGX-ST for the time being in force    unless
       such compliance has been waived by the SGX-ST
       and the trust deed     constituting A-REIT
       as amended   the Trust Deed   for the time
       being in      force  unless otherwise exempted
       or waived by the Monetary Authority of
       Singapore

CONT   ..CONTD [Authority expires earlier of the conclusion      Non-Voting    No vote
       of the next AGM of A-REIT or the date by which
       the next AGM of A-REIT is required by applicable
       regulations to be held]; where the terms of
       the issue of the Instruments may be converted,
       in the event of rights, bonus or other capitalization
       issues or any other events, the Manager is
       authorized to issue additional Instruments
       or Units pursuant to such adjustment not withstanding
       that the authority conferred by this resolution
       may have ceased to be in force at the time
       the instruments or Units are issued; and the
       authorize the Manager and the Trustee to complete
       and do all such acts and things [including
       executing all such document as may required]
       as the Manager or, as the case may be, the
       Trustee may consider expedient or necessary
       or in the interest of A-REIT to give effect
       to the authority conferred by this resolution




--------------------------------------------------------------------------------------------------------------------------
 ASCENDAS REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  702502673
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0205X103
    Meeting Type:  EGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  SG1M77906915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve the distribution reinvestment plan to             Mgmt          For                            For
       be known as the "Ascendas Real Estate Investment
       Trust Distribution Reinvestment Plan" under
       which the Directors of the manager of A-REIT
       [the Directors] may, whenever the Directors
       have resolved that a distribution [including
       an interim, final, special or other distribution]
       be paid or declared on units in A-REIT [Units],
       that unit holders of A-REIT [Unitholders] entitled
       to such distribution may elect to receive an
       allotment of new Units each credited as fully
       paid in lieu of cash in respect of such distribution
       [further particulars of which are set out in
       the circular to Unit holders dated 03 JUN 2010;
       [ii] A-REIT's distribution date, as set out
       in A-REIT's trust deed dated 09 OCT 2002 constituting
       A-REIT [as amended] [the Trust Deed], be extended
       from 60 calendar days to 90 calendar days from
       the end of the applicable financial quarter
       of A-REIT [the "DRP Supplement"]; [iii] authorize
       the Ascendas Funds Management [S] Limited,
       as manager of A-REIT [the "Manager"], and/or
       HSBC institutional Trust Services [Singapore]
       Limited, as trustee of A-REIT [the "Trustee"];
       [a] to establish and administer the Distribution
       Reinvestment plan; [b] to modify and/or alter
       the Distribution Reinvestment Plan from time
       to time and to do all such acts and things
       and to enter into all such transactions and
       arrangements as may be necessary or expedient
       in order to give full effect to the Distribution
       Reinvestment Plan; and [c] to allot and issue
       from time to time such number of new Units
       as may be required to be allotted and issued
       pursuant to the Distribution Reinvestment Plan;
       [iv] unless revoked or varied by Unit holders
       in a general meeting, such authority shall
       continue in force; and [v] authorize the Manager,
       any Director and the Trustee to complete and
       do all such acts and things [including executing
       all such documents as may be required] as the
       Manager, such Director or, as the case may
       be, the Trustee may consider expedient or necessary
       or in the interests of A-REIT to give effect
       to the Distribution Reinvestment Plan [including
       the DRP Supplement]

E.2    Amend the Trust Deed with the Notice Supplement           Mgmt          For                            For
       [as defined in the circular] in the manner
       as specified in Appendix C of the Circular;
       and authorize the Manager, any Director and
       the Trustee to complete and do all such acts
       and things [including executing all such document
       as may be required] as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of A-REIT to give effect to the Notice Supplement




--------------------------------------------------------------------------------------------------------------------------
 ATRIUM EUROPEAN REAL ESTATE LIMITED                                                         Agenda Number:  702100138
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0621C113
    Meeting Type:  EGM
    Meeting Date:  02-Oct-2009
          Ticker:
            ISIN:  JE00B3DCF752
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, effective immediately on conclusion              Mgmt          For                            For
       of this EGM, to convert all shares in the Company
       to no par value shares; the Company is not
       limited as to the number of shares it may be
       authorized to issue; to amend the Memorandum
       of Association of the Company to state that
       the Company will be a no par value Company
       and will have no limit on the number of shares
       it may be authorized to issue; and to amend
       the Articles of Association of the Company
       to conform to the version of the Memorandum
       and Articles of Association of the Company
       as specified and that the amended Memorandum
       and Articles supersede and replace in their
       entirely the existing memorandum and Articles
       of Association of the Company

2.     Amend, subject to conditional upon and effective          Mgmt          For                            For
       upon closing as specified, the Articles of
       Association of the Company to conform to the
       version of the Articles of Association of the
       Company contained in document titled "Further
       Amended Articles, as tabled by the chairman
       of this meeting and initialed for the purpose
       of identification, and that the further amended
       Articles supersede and replace in their entirely
       the then existing Articles of Association of
       the Company

3.     Approve, subject to and conditional upon the              Mgmt          For                            For
       passing of resolutions 1 and 2, to reduce the
       Company's stated capital account comprising
       the payment of a special dividend of EUR 0.50
       per ordinary share; and the reduction in the
       Company's stated capital account to the extent
       that the payment of a dividend of EUR 0.12
       per ordinary share in quarterly installments
       is made out of the Company's stated capital
       provided that the authority conferred shall
       expire after the first 4 quarterly installments

4.     Authorize the Company, in accordance with Companies       Mgmt          Against                        Against
       [Jersey] Law 1991, to make purchases on a Stock
       Exchange of its ordinary shares [either for
       the retention as treasury shares for further
       reissue and resale or transfer, or for the
       cancellation] authorize the maximum number
       of shares to be purchased 50,000,000 ordinary
       shares; the minimum price [exclusive of expenses]
       which may be paid for a share shall be 1 EUR
       cent; the maximum price which may be paid for
       a share of the relevant class is an amount
       equal to the higher of 110% of the average
       of the middle market quotations for a share
       of the relevant class on the relevant market
       on which the ordinary shares are purchased
       for the 5 business days immediately preceding
       the date on which the share is purchased; and
       the higher of the price of the last independent
       trade for a share of the relevant class and
       the higher current independent bid for a share
       of the relevant class at the time of purchase
       [Authority expires the earlier of the conclusion
       of the AGM of the Company in 2010 or the 18
       months period]




--------------------------------------------------------------------------------------------------------------------------
 ATRIUM EUROPEAN REAL ESTATE LIMITED                                                         Agenda Number:  702420251
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0621C113
    Meeting Type:  MIX
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  JE00B3DCF752
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 699922 DUE TO SPLITTING OF RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the accounts of the Company for the               Mgmt          For                            For
       YE 31 DEC 2009 and the report of the Directors
       and Auditors thereon

2.     Re-appoint KPMG Channel Islands Limited as the            Mgmt          For                            For
       Company's Auditors

3.     Authorize the Directors to agree the Auditors'            Mgmt          For                            For
       remuneration

S.4.a  Authorize the Company in accordance with the              Mgmt          For                            For
       Companies [Jersey] law 1991, as amended, to
       make purchases on a stock exchange of its shares
       [either for the retention as Treasury shares
       for resale or transfer, or for cancellation];
       the maximum number of shares authorized to
       be purchased is 50,000,000 shares in the capital
       of the Company

S.4.b  Authorize the Company in accordance with the              Mgmt          For                            For
       Companies [jersey] law 1991, as amended, to
       make purchases on a stock exchange of its shares
       [either for the retention as treasury shares
       for resale or transfer, or for cancellation],
       the minimum price [exclusive of expenses] which
       may be paid for a share shall be 0.01

S4.c1  Authorize the Company in accordance with the              Mgmt          For                            For
       Companies [Jersey] law 1991, as amended, to
       make purchases on a stock exchange of its shares
       [either for the retention as treasury shares
       for resale or transfer, or for cancellation],
       the maximum price which may be paid for a share
       is, in respect of a share contracted to be
       purchased on any day, the higher of (i) an
       amount [exclusive of expenses] equal to 110
       of the average of the middle market quotations
       for a share on the relevant market on which
       the shares are purchased for the 5 business
       days immediately preceding the date on which
       the share is contracted to be purchased

S4.c2  Authorize the Company in accordance with the              Mgmt          For                            For
       Companies [Jersey] law 1991, as amended, to
       make purchases on a stock exchange of its shares
       [either for the retention as treasury shares
       for resale or transfer, or for cancellation],
       the maximum price which may be paid for a share
       is, in respect of a s hare contracted to be
       purchased on any day, the higher of: (ii) the
       amount equal to the higher of the price of
       the last independent trade of a share and the
       highest current independent bid for a share
       on the relevant market on which the shares
       are purchased at the time of purchase

S.4.d  Authorize the Company in accordance with the              Mgmt          For                            For
       Companies [Jersey] Law 1991, as amended, to
       make purchases on a stock exchange of its shares
       [either for the retention as treasury shares
       for resale or transfer, or for cancellation];
       authority shall expires at the conclusion of
       the next AGM of the Company following the passing
       of this resolution, unless such authority is
       varied, revoked or renewed prior to such time
       by a special resolution of the Company in general
       meeting, and in any event shall expire no later
       than 18 NOV 2011

S.4.e  Authorize the Company in accordance with the              Mgmt          For                            For
       Companies [Jersey] law 1991, as amended, to
       make purchases on a stock exchange of its shares
       [either for the retention as treasury shares
       for resale or transfer, or for cancellation];
       the Company may conclude a contract to purchase
       shares under the authority hereby conferred
       prior to the expiry of such authority which
       will or may be completed wholly or party after
       such expiry, and may make a purchase of shares
       in pursuance of any such contract as if the
       authority hereby conferred had not expired

S.5    Authorize the Directors to issue shares up to             Mgmt          For                            For
       an aggregate of 37,200,000 shares to such persons
       at such times and generally on such terms and
       conditions as they think fit for a period expiring
       at the conclusion of the next AGM of the Company
       following the passing of this Resolution, unless
       this authority is varied, revoked or renewed
       prior to such time by a Special Resolution
       of the Company in general meeting, and in any
       event this authority shall expire no later
       than 18 NOV 2011, and to make an offer or agreement
       pursuant to this authority which would or might
       require shares to be issued after the expiry
       of this authority and the Directors may issue
       shares pursuant to that offer or agreement
       as if this authority had not expired




--------------------------------------------------------------------------------------------------------------------------
 AVALONBAY COMMUNITIES, INC.                                                                 Agenda Number:  933228656
--------------------------------------------------------------------------------------------------------------------------
        Security:  053484101
    Meeting Type:  Annual
    Meeting Date:  19-May-2010
          Ticker:  AVB
            ISIN:  US0534841012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BRYCE BLAIR                                               Mgmt          For                            For
       BRUCE A. CHOATE                                           Mgmt          For                            For
       JOHN J. HEALY, JR.                                        Mgmt          For                            For
       TIMOTHY J. NAUGHTON                                       Mgmt          For                            For
       LANCE R. PRIMIS                                           Mgmt          For                            For
       PETER S. RUMMELL                                          Mgmt          For                            For
       H. JAY SARLES                                             Mgmt          For                            For
       W. EDWARD WALTER                                          Mgmt          For                            For

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP              Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE
       YEAR ENDING DECEMBER 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 BOARDWALK REAL ESTATE INVESTMENT TRUST                                                      Agenda Number:  933234217
--------------------------------------------------------------------------------------------------------------------------
        Security:  096631106
    Meeting Type:  Annual and Special
    Meeting Date:  18-May-2010
          Ticker:  BOWFF
            ISIN:  CA0966311064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO FIX THE NUMBER OF TRUSTEES TO BE ELECTED               Mgmt          For                            For
       AT THE MEETING AT NOT MORE THAN FIVE (5).

02     DIRECTOR
       ARTHUR L. HAVENER, JR                                     Mgmt          For                            For
       AL W. MAWANI                                              Mgmt          For                            For
       JAMES R. DEWALD                                           Mgmt          For                            For
       SAM KOLIAS                                                Mgmt          For                            For
       GARY GOODMAN                                              Mgmt          For                            For

03     TO APPOINT DELOITTE & TOUCHE LLP AS THE AUDITORS          Mgmt          For                            For
       OF THE TRUST FOR THE ENSUING YEAR AT A REMUNERATION
       TO BE FIXED BY THE TRUSTEES.

04     TO CONSIDER AND, IF THOUGHT ADVISABLE, TO APPROVE         Mgmt          For                            For
       AND ADOPT, WITH OR WITHOUT MODIFICATION, A
       RESOLUTION RATIFYING DEFERRED UNIT GRANTS PURSUANT
       TO THE DEFERRED UNIT PLAN OF THE TRUST (THE
       "DEFERRED UNIT PLAN"), ALL AS MORE PARTICULARLY
       SET FORTH IN THE CIRCULAR PREPARED FOR THE
       PURPOSES OF THE MEETING.

05     TO CONSIDER AND, IF THOUGHT ADVISABLE, TO PASS            Mgmt          For                            For
       A RESOLUTION APPROVING AMENDMENTS TO THE DECLARATION
       OF TRUST CONSTITUTING THE TRUST WHICH ARE CONTEMPLATED
       OR NECESSARY IN CONNECTION WITH THE BUSINESS
       OF THE TRUST, ALL AS MORE PARTICULARLY SET
       FORTH IN THE CIRCULAR.

06     TO CONSIDER AND, IF THOUGHT ADVISABLE, TO PASS            Mgmt          For                            For
       A SPECIAL RESOLUTION APPROVING AMENDMENTS TO
       THE DECLARATION OF TRUST CONSTITUTING THE TRUST
       WHICH ARE CONTEMPLATED OR NECESSARY IN CONNECTION
       WITH THE BUSINESS OF THE TRUST, ALL AS MORE
       PARTICULARLY SET FORTH IN THE CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 BOSTON PROPERTIES, INC.                                                                     Agenda Number:  933230966
--------------------------------------------------------------------------------------------------------------------------
        Security:  101121101
    Meeting Type:  Annual
    Meeting Date:  18-May-2010
          Ticker:  BXP
            ISIN:  US1011211018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       MORTIMER B. ZUCKERMAN                                     Mgmt          For                            For
       CAROL B. EINIGER                                          Mgmt          For                            For
       DR. JACOB A. FRENKEL                                      Mgmt          For                            For

2      TO APPROVE AN AMENDMENT TO OUR AMENDED AND RESTATED       Mgmt          For                            For
       CERTIFICATE OF INCORPORATION RELATING TO THE
       ELECTION OF  DIRECTORS.

3      TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT               Mgmt          For                            For
       OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2010.

4      TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL           Shr           Against                        For
       CONCERNING THE PREPARATION OF A SUSTAINABILITY
       REPORT, IF PROPERLY PRESENTED AT THE MEETING.

5      TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL           Shr           Against                        For
       CONCERNING AN INDEPENDENT BOARD CHAIRMAN, IF
       PROPERLY PRESENTED AT THE ANNUAL MEETING.




--------------------------------------------------------------------------------------------------------------------------
 BR PROPERTIES SA                                                                            Agenda Number:  702348233
--------------------------------------------------------------------------------------------------------------------------
        Security:  P59656101
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  BRBRPRACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

I      Approve the Board of Directors annual report,             Mgmt          For                            For
       the financial statements and    Independent
       Auditors report relating to FYE 31 DEC 2009

II     Approve the destination of the year end results           Mgmt          For                            For
       of 2009 and the distribution  of dividends

III    Approve to decide on the newspapers in which              Mgmt          For                            For
       Company notices will be          published




--------------------------------------------------------------------------------------------------------------------------
 BR PROPERTIES SA                                                                            Agenda Number:  702366368
--------------------------------------------------------------------------------------------------------------------------
        Security:  P59656101
    Meeting Type:  EGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  BRBRPRACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I      Approve to set the global remuneration of the             Mgmt          For                            For
       Company Directors




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LAND CO PLC R.E.I.T., LONDON                                                        Agenda Number:  702017054
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  AGM
    Meeting Date:  10-Jul-2009
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited accounts for the YE 31 MAR 2009

2.     Re-elect Mr. Chris Gibson Smith as a Director             Mgmt          Against                        Against

3.     Re-elect Mr. Chris Grigg as a Director                    Mgmt          For                            For

4.     Re-elect Mr. Andrew Jones as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Tim Roberts as a Director                    Mgmt          For                            For

6.     Re-elect Mr. John Gildersleeve as a Director              Mgmt          For                            For

7.     Re-elect Mr. Aubrey Adams as a Director                   Mgmt          For                            For

8.     Re-elect Mr. Robert Swannell as a Director                Mgmt          For                            For

9.     Re-elect Lord Tumbull as a Director                       Mgmt          For                            For

10.    Re-appoint Deloitte LLP as the Auditors                   Mgmt          For                            For

11.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

12.    Approve the remuneration report and accounts              Mgmt          Against                        Against
       2009 and the policy as specified

13.    Authorize the Directors to allot unissued share           Mgmt          For                            For
       capital or convertible securities of the Company,
       granted by shareholders at a general meeting
       on 03 MAR 2009, pursuant to Section 80 of the
       companies Act 1985 [the "1985 Act"] and to
       grant the Directors authority as specified
       to allot new shares in respect of fully pre-emptive
       rights issues up to a further third of the
       issued ordinary share capital of the Company
       until the Company's next AGM

S.14   Approve the pre-emption rights held by existing           Mgmt          For                            For
       shareholders which attach to future issues
       of equity securities of the company for cash
       by virtue of Section 89 of the companies Act
       1985

S.15   Authorize the Company to purchase its own shares          Mgmt          For                            For
       pursuant to the Articles of Association of
       the Company and in accordance with Section
       166 of the companies Act 1985

S.16   Approve the calling of general meetings [not              Mgmt          For                            For
       being an AGM] by notice of at least 14 clear
       days

17.    Authorize the Company to make certain limited             Mgmt          For                            For
       donations to political parties, independent
       candidates and political organizations of not
       more than GBP 20,000 in total




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LAND CO PLC R.E.I.T., LONDON                                                        Agenda Number:  702027877
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  EGM
    Meeting Date:  10-Jul-2009
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to increase the authorized share capital          Mgmt          For                            For
       from GBP 221,750,000 to GBP 360,000,000




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LAND CO PLC R.E.I.T., LONDON                                                        Agenda Number:  702101875
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  OGM
    Meeting Date:  08-Oct-2009
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the proposed transaction on the terms             Mgmt          For                            For
       and conditions of the principal transaction
       documents as specified and authorize the Directors
       of the Company to do all such acts and things
       on behalf of the Company and/or the Group as
       they may in their absolute discretion consider
       necessary or desirable in order to implement
       and complete the proposed transaction in accordance
       with the terms and conditions of the principal
       transaction documents and carry but the transactions
       contemplated thereunder [including the implementation
       and completion of any transactions to be effected
       upon the termination of the Joint Venture for
       any reason or on an earlier default under the
       terms and conditions of the principal transaction
       documents or on an exit prior to such termination],
       subject to such immaterial modification, variation,
       revision, waiver or amendment thereto may in
       their absolute discretion think fit




--------------------------------------------------------------------------------------------------------------------------
 BRMALLS PARTICIPACOES S A                                                                   Agenda Number:  702349639
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1908S102
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRBRMLACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Approve the remuneration for administrators               Mgmt          For                            For
       relating for the year 2010




--------------------------------------------------------------------------------------------------------------------------
 BRMALLS PARTICIPACOES S A                                                                   Agenda Number:  702335173
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1908S102
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  BRBRMLACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE   NOT ALLOWED.
       ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST
       AND/ OR ABSTAIN    ARE ALLOWED. THANK YOU

-      PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST        INCLUDE THE NAME
       OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON   THIS ITEM IS RECEIVED WITHOUT
       A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1      Approve to examine, discuss the financial statements      Mgmt          For                            For
       relating to the FYE 31   DEC  2009

2      Approve the destination of the YE results of              Mgmt          For                            For
       2009 and the distribution of     dividends

3      Elect members of the Board of Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BROOKDALE SENIOR LIVING INC.                                                                Agenda Number:  933262610
--------------------------------------------------------------------------------------------------------------------------
        Security:  112463104
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2010
          Ticker:  BKD
            ISIN:  US1124631045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       JACKIE M. CLEGG                                           Mgmt          For                            For
       TOBIA IPPOLITO                                            Mgmt          For                            For
       JAMES R. SEWARD                                           Mgmt          For                            For

2      TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT               Mgmt          For                            For
       OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR
       THE 2010 FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD PROPERTIES CORPORATION                                                           Agenda Number:  933232869
--------------------------------------------------------------------------------------------------------------------------
        Security:  112900105
    Meeting Type:  Annual and Special
    Meeting Date:  05-May-2010
          Ticker:  BPO
            ISIN:  CA1129001055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      THE SPECIAL RESOLUTION TO DECREASE THE NUMBER             Mgmt          For                            For
       OF DIRECTORS FROM 12 TO 10, AS MORE PARTICULARLY
       DESCRIBED IN THE CORPORATION'S MANAGEMENT PROXY
       CIRCULAR DATED MARCH 8, 2010;

B      DIRECTOR
       MR. GORDON E. ARNELL                                      Mgmt          For                            For
       MR. WILLIAM T. CAHILL                                     Mgmt          For                            For
       MR. RICHARD B. CLARK                                      Mgmt          For                            For
       MR. JACK L. COCKWELL                                      Mgmt          For                            For
       MR. RODERICK D. FRASER                                    Mgmt          For                            For
       MR. PAUL D. MCFARLANE                                     Mgmt          For                            For
       MR. ALLAN S. OLSON                                        Mgmt          For                            For
       MR. ROBERT L. STELZL                                      Mgmt          For                            For
       MS. DIANA L. TAYLOR                                       Mgmt          For                            For
       MR. JOHN E. ZUCCOTTI                                      Mgmt          For                            For

C      THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS               Mgmt          For                            For
       AUDITORS AND AUTHORIZING THE DIRECTORS TO FIX
       THE AUDITORS' REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 CAMDEN PROPERTY TRUST                                                                       Agenda Number:  933210964
--------------------------------------------------------------------------------------------------------------------------
        Security:  133131102
    Meeting Type:  Annual
    Meeting Date:  03-May-2010
          Ticker:  CPT
            ISIN:  US1331311027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD J. CAMPO                                          Mgmt          For                            For
       WILLIAM R. COOPER                                         Mgmt          For                            For
       SCOTT S. INGRAHAM                                         Mgmt          For                            For
       LEWIS A. LEVEY                                            Mgmt          For                            For
       WILLIAM B. MCGUIRE, JR.                                   Mgmt          For                            For
       WILLIAM F. PAULSEN                                        Mgmt          For                            For
       D. KEITH ODEN                                             Mgmt          For                            For
       F. GARDNER PARKER                                         Mgmt          For                            For
       STEVEN A. WEBSTER                                         Mgmt          For                            For
       KELVIN R. WESTBROOK                                       Mgmt          For                            For

02     RATIFICATION OF DELOITTE & TOUCHE LLP AS THE              Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 CAPITACOMMERCIAL TRUST                                                                      Agenda Number:  702338725
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1091F107
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  SG1P32918333
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the report of HSBC Institutional        Mgmt          For                            For
       Trust Services              (Singapore) Limited,
       as trustee of CCT (the Trustee), the Statement
       by        CapitaCommercial Trust Management
       Limited, as Manager of CCT (the  Manager)
       and the audited financial statements of CCT
       for the FYE   ended 31 DEC 2009   and the Auditors'
       report thereon

2      Re-appointment of Messrs KPMG LLP as the Auditors         Mgmt          For                            For
       of CCT to hold office until the conclusion
       of the next AGM of CCT, and authorise the Manager
       to fix their remuneration

3      Authorize the Manager, to: (a) (i) issue units            Mgmt          Against                        Against
       in CCT (Units) whether by way  of rights, bonus
       or otherwise; and/or (ii) make or grant offers,
       agreements   or options (collectively, Instruments)
       that might or would require Units to   be issued,
       including but not limited to the creation and
       issue of (as well as adjustments to) securities,
       warrants, debentures or other instruments
       convertible into Units, at any time
       and upon such terms and conditions and    for
       such purposes and to such persons as the Manager
       may in its absolute      discretion deem fit;
       and (b) issue Units in pursuance of any Instrument
       made  or granted by the Manager while this
       Resolution was in force (notwithstanding that
       the.CONTD

-      CONTD.authority conferred by this Resolution              Non-Voting    No vote
       may have ceased to be in force), provided that:
       (1) the aggregate number of Units to be issued
       pursuant to     this Resolution (including
       Units to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution)
       shall not exceed 50% of the      total number
       of issued Units (excluding treasury Units,
       if any) (as           calculated in accordance
       with this resolution), of which the aggregate
       number of Units to be issued other than on
       a pro rata basis to Unitholders does not  exceed
       20% of the total number of issued Units (excluding
       treasury Units, if  any) (as calculated in
       accordance with this resolution); (2) subject
       to such  manner of calculation.CONTD

-      CONTD.as may be prescribed by the Singapore               Non-Voting    No vote
       Exchange Securities Trading       Limited (SGX-ST)
       for the purpose of determining the aggregate
       number of Units that may be issued under this
       resolution, the total number of issued Units
       (excluding treasury Units, if any) shall
       be based on the number of issued     Units
       (excluding treasury Units, if any) at the time
       this Resolution is       passed, after adjusting
       for: (a) any new Units arising from the conversion
       or exercise of any Instruments which are outstanding
       at the time this Resolution is passed; and
       (b) any subsequent bonus issue, consolidation
       or subdivision   of Units; (3) in exercising
       the authority conferred by this Resolution,
       the   Manager.CONTD

-      CONTD.shall comply with the provisions of the             Non-Voting    No vote
       Listing Manual of the SGX-ST    for the time
       being in force (unless such compliance has
       been waived by the    SGXST) and the trust
       deed constituting CCT (as amended) (the Trust
       Deed) for  the time being in force (unless
       otherwise exempted or waived by the Monetary
       Authority of Singapore);  Authority expires
       the earlier or until the          conclusion
       of the next AGM of CCT or the date by which
       the next AGM of CCT is required by applicable
       regulations to be held ; where the terms of
       the issue  of the Instruments provide for adjustment
       to the number of Instruments or     Units into
       which the Instruments may be converted, in
       the event of.CONTD

-      CONTD.rights, bonus or other capitalization               Non-Voting    No vote
       issues or any other events, and   to issue
       additional Instruments or Units pursuant to
       such adjustment          notwithstanding that
       the authority conferred by this Resolution
       may have      ceased to be in force at the
       time the Instruments or Units are issued; and
       to complete and do all such acts and things
       (including executing all such        documents
       as may be required) as the Manager or, as the
       case may be, the      Trustee may consider
       expedient or necessary or in the interest of
       CCT to give effect to the authority conferred
       by this Resolution

4      Authorize the Manager, contingent on the passing          Mgmt          Against                        Against
       of Resolution 3, to fix the  issue price for
       Units that may be issued by way of placement
       pursuant to the  20% sub-limit for the issue
       of Units on a non pro rata basis referred to
       in   Resolution 3, at a discount exceeding
       10% but not more than 20% of the price  as
       determined in accordance with the Listing Manual
       of the SGX-ST, until 31   DEC 2010 or such
       later date as may be determined by the SGX-ST

-      Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  702112070
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  EGM
    Meeting Date:  30-Oct-2009
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Public Offering of the issued ordinary        Mgmt          For                            For
       shares held by the Company in the share capital
       of Capital and Retail Limited [to be renamed
       CapitaMalls Asia Limited] ["CapitaMalls Asia"],
       provided that the Company retains majority
       control of CapitaMalls Asia immediately after
       the Proposed Offering; and authorize the Directors
       of the Company and/or any of them to complete
       and to do all such acts and things [including
       approving, amending, modifying, supplementing
       and executing such documents as may be required],
       as they and/or he may consider necessary or
       expedient to give effect to the transactions
       contemplated and/or authorized by this resolution

       PLEASE NOTE THAT THE ACT ALLOWS TO SUBMIT NOT             Non-Voting    No vote
       MORE THAN 2 PROXIES TO ATTEND THE SAME MEETING.
       IN THE EVENT THAT MORE THAN ONE CLIENT WISHES
       TO ATTEND THE SAME MEETING, THE PROXY WILL
       BE ISSUED TO THE CLIENT WITH THE HIGHEST HOLDING.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  702300598
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  EGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and  76E of the
       Companies Act, Chapter 50 (the 'Companies Act'),
       to purchase or    otherwise acquire ordinary
       shares in the capital of the Company (Shares)
       not  exceeding in aggregate the Maximum Limit
       (as specified), at such price or     prices
       as may be determined by the Directors from
       time to time up to the      Maximum Price (as
       specified), whether by way of: CONTD

-      CONTD (i) market purchase(s) on the Singapore             Non-Voting    No vote
       Exchange Securities Trading     Limited (SGX-ST)
       and/or any other stock exchange on which the
       Shares may for  the time being be listed and
       quoted (Other Exchange); and/or (ii) off-market
       purchase(s) (if effected otherwise than on
       the SGX-ST or, as the case may be, Other Exchange)
       in accordance with any equal access scheme(s)
       as may be       determined or formulated by
       the Directors as they consider CONTD

-      CONTD fit, which scheme(s) shall satisfy all              Non-Voting    No vote
       the conditions prescribed by the Companies
       Act, and otherwise in accordance with all other
       laws and            regulations and rules of
       the SGX-ST or, as the case may be, Other Exchange
       as may for the time being be applicable, (the
       Share Purchase Mandate);           Authority
       expires the earlier of the date on which the
       next AGM of the        Company is held or the
       date by which the next AGM of the Company is
       required  by law to be CONTD

-      CONTD held ; and to complete and do all such              Non-Voting    No vote
       acts and things (including       executing
       such documents as may be required) as they
       and/or he may consider   expedient or necessary
       to give effect to the transactions contemplated
       and/or authorized by this Resolution

2      Approve a new performance share plan to be known          Mgmt          For                            For
       as the 'CapitaLand           Performance Share
       Plan 2010' (the 'CapitaLand PSP 2010'), the
       rules of which, for the purpose of identification,
       have been subscribed to by the Chairman of
       the Meeting, under which awards (PSP Awards)
       of fully paid-up Shares, their   equivalent
       cash value or combinations thereof will be
       granted, free of        payment, to selected
       employees (including Executive Directors) CONTD

-      CONTD of the Company, its subsidiaries and associated     Non-Voting    No vote
       Companies, details of   which are as specified;
       and authorize the Directors of the Company:
       (i) to    establish and administer the CapitaLand
       PSP 2010; and (ii) to modify and/or   alter
       the CapitaLand PSP 2010 at any time and from
       time to time, provided     that such modification
       and/or alteration is effected in accordance
       with the   provisions of the CapitaLand PSP
       2010, and to do all such acts and to enter
       CONTD

-      CONTD into all such transactions and arrangements         Non-Voting    No vote
       as may be necessary or      expedient in order
       to give full effect to the CapitaLand PSP 2010;
       and to     grant PSP Awards in accordance with
       the provisions of the CapitaLand PSP 2010 and
       to allot and issue from time to time such number
       of fully paid-up Shares  as may be required
       to be delivered pursuant to the vesting of
       PSP Awards      under the CapitaLand PSP 2010,
       provided that the aggregate CONTD

-      CONTD number of new Shares allotted and issued            Non-Voting    No vote
       and/or to be allotted and      issued, when
       aggregated with existing Shares (including
       Shares held in        treasury and cash equivalents)
       delivered and/or to be delivered, pursuant
       to  the CapitaLand PSP 2010, the CapitaLand
       RSP 2010 (as specified Resolution 3), and all
       Shares, options or awards granted under any
       other share schemes of    the Company then
       in force, shall not exceed 8% of the total
       number of issued  Shares (excluding treasury
       shares) from time to time

3      Approve a new restricted share plan to be known           Mgmt          For                            For
       as the 'CapitaLand Restricted Share Plan 2010'
       (the 'CapitaLand RSP 2010'), the rules of which,
       for the     purpose of identification, have
       been subscribed to by the Chairman of the
       Meeting, under which awards (RSP Awards)
       of fully paid-up Shares, their       equivalent
       cash value or combinations thereof will be
       granted, free of        payment, to selected
       employees (including Executive Directors CONTD

-      CONTD and Non-Executive Directors of the Company,         Non-Voting    No vote
       its subsidiaries and        associated companies,
       details of which are as specified; and authorize
       the    Directors of the Company: (i) to establish
       and administer the CapitaLand RSP  2010; and
       (ii) to modify and/or alter the CapitaLand
       RSP 2010 at any time and from time to time,
       provided that such modification and/or alteration
       is       effected in accordance with the provisions
       of the CapitaLand CONTD

-      CONTD RSP 2010, and to do all such acts and               Non-Voting    No vote
       to enter into all such            transactions
       and arrangements as may be necessary or expedient
       in order to    give full effect to the CapitaLand
       RSP 2010; and to grant RSP Awards in
       accordance with the provisions of the CapitaLand
       RSP 2010 and to allot and    issue from time
       to time such number of fully paid-up Shares
       as may be         required to be delivered
       pursuant to the vesting of RSP Awards under
       the      CONTD

-      CONTD CapitaLand RSP 2010, provided that the              Non-Voting    No vote
       aggregate number of new Shares   allotted and
       issued and/or to be allotted and issued, when
       aggregated with    existing Shares (including
       Shares held in treasury and cash equivalents)
       delivered and/or to be delivered, pursuant
       to the CapitaLand RSP 2010, the    CapitaLand
       PSP 2010 (as specified in Resolution 2), and
       all Shares, options   or awards granted under
       any other share schemes of the Company then
       in CONTD

-      CONTD force, shall not exceed 8% of the total             Non-Voting    No vote
       number of issued Shares         (excluding
       treasury shares) from time to time




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  702297210
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2009 and the Auditors' report thereon

2.     Declare a first and final 1-tier dividend of              Mgmt          For                            For
       SGD 0.055 per share and a special 1-tier dividend
       of SGD 0.05 per share for the YE 31 DEC 2009

3.     Approve the Directors' fees of SGD 1,183,331              Mgmt          For                            For
       for the YE 31 DEC 2009

4.a    Re-appointment of Dr. Hu Tsu Tau as a Director,           Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

4.b    Re-appointment of Mr. Richard Edward Hale as              Mgmt          For                            For
       a Director, who retires under Section 153(6)
       of the Companies Act, Chapter 50 of Singapore
       to hold office from the date of this AGM until
       the next AGM

5.a    Re-election of Mr. Peter Seah Lim Huat as a               Mgmt          For                            For
       Director, who retires by rotation pursuant
       to Article 95 of the Articles of Association
       of the Company

5.b    Re-election of Mr. Liew Mun Leong as a Director,          Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

6.a    Re-election of Dr. Fu Yuning as a Director,               Mgmt          For                            For
       who retires pursuant to Article 101 of the
       Articles of Association of the Company

6.b    Re-election of Mr. John Powell Morschel as a              Mgmt          For                            For
       Director, who retires pursuant to Article 101
       of the Articles of Association of the Company

7.     Re-appointment of the Messrs KPMG LLP as the              Mgmt          Against                        Against
       Auditors of the Company and to authorize the
       Directors to fix their remuneration

8.     Transact such other business                              Non-Voting    No vote

9.     Appointment of Mr. Ng Kee Choe as a Director              Mgmt          For                            For
       pursuant to Article 101 of the Articles of
       Association of the Company, with effect from
       16 APR 2010

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 of Singapore issue shares in the capital
       of the Company [shares] whether by way of rights,
       bonus or otherwise; and/or to make grant offers
       agreements or options [collectively Instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the Directors while this resolution was
       in force; the aggregate number of shares to
       be issued pursuant to this resolution [including
       shares to be issued in pursuance of instruments
       made or granted pursuant to this resolution]
       dose not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company [as calculated in
       accordance with this Resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       10% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with this Resolution];
       [subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST] for the purpose of
       determining the aggregate number of shares
       that may be issued under this Resolution, the
       total number of issued shares [excluding treasury
       shares] shall be based on the total number
       of issued shares [excluding treasury shares]
       in the capital of the Company at the time this
       Resolution is passed, after adjusting for:
       new shares arising from the conversion or exercise
       of any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and any subsequent bonus issue, consolidation
       or subdivision of shares; in exercising the
       authority conferred by this Resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority expires the earlier or at the
       conclusion of the next AGM of the Company or
       the date by which the next AGM of the Company
       is required by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 CAPITAMALLS ASIA LTD                                                                        Agenda Number:  702319662
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1122V105
    Meeting Type:  AGM
    Meeting Date:  12-Apr-2010
          Ticker:
            ISIN:  SG1Z05950543
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2009 and the Auditors' report thereon

2.     Declare a first and final 1-tier dividend of              Mgmt          For                            For
       SGD 0.01 per share for the YE 31 DEC 2009

3.     Approve Directors' fees of SGD 86,200 for the             Mgmt          For                            For
       YE 31 DEC 2009

4.     Re-elect Mr. Liew Mun Leong, who retires by               Mgmt          For                            For
       rotation pursuant to Article 95 of the Articles
       of Association of the Company

5.1    Re-elect Ms. Jennie Chua as a Director, who               Mgmt          For                            For
       retires by rotation pursuant to Article 101
       of the Articles of Association of the Company

5.2    Re-elect Mr. Sunil Tissa Amarasuriya as a Director,       Mgmt          For                            For
       who retires by rotation pursuant to Article
       101 of the Articles of Association of the Company

5.3    Re-elect Dr. Fu Yuning as a Director, who retires         Mgmt          For                            For
       by rotation pursuant to Article 101 of the
       Articles of Association of the Company

5.4    Re-elect Dr. Loo Choon Yong as a Director, who            Mgmt          For                            For
       retires by rotation pursuant to Article 101
       of the Articles of Association of the Company

5.5    Re-elect Mrs. Arfat Pannir Selvam as a Director,          Mgmt          For                            For
       who retires by rotation pursuant to Article
       101 of the Articles of Association of the Company

5.6    Re-elect Professor Tan Kong Yam as a Director,            Mgmt          For                            For
       who retires by rotation pursuant to Article
       101 of the Articles of Association of the Company

5.7    Re-elect Mr. Hiroshi Toda as a Director, who              Mgmt          For                            For
       retires by rotation pursuant to Article 101
       of the Articles of Association of the Company

5.8    Re-elect Mr. Yap Chee Keong as a Director, who            Mgmt          For                            For
       retires by rotation pursuant to Article 101
       of the Articles of Association of the Company

6.     Re-appoint KPMG LLP as the Auditors of the Company        Mgmt          Against                        Against
       and authorize the Directors to fix their remuneration

7.     Transact such other ordinary business                     Non-Voting    No vote

8.a    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Capital
       50 of Singapore: (a) (i) issue shares in the
       capital of the Company ["shares"] whether by
       way of rights, bonus or otherwise; and/or (ii)
       make or grant offers, agreements or options
       [collectively, "Instruments"] that might or
       would require shares to be issued, including
       but not limited to the creation and issue of
       [as well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and (b) (notwithstanding the authority
       conferred by this Resolution may have ceased
       to be in force] issue shares in pursuance of
       any Instrument made or granted by the Directors
       while this Resolution was in force, provided
       that: (1) the aggregate number of shares to
       be issued pursuant to this Resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution)
       does not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company [as calculated in
       accordance with sub-paragraph (2) below], of
       which the aggregate number of shares to be
       issued other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with subparagraph
       (2) below); (2) (subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited ["SGX-ST"]]
       for the purpose of determining the aggregate
       number of shares that may be issued under subparagraph
       (1) above, the total number of issued shares
       [excluding treasury shares] shall be based
       on the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       at the time this Resolution is passed, after
       adjusting for: (I) new shares arising from
       the conversion or exercise of any convertible
       securities or share options or vesting of share
       awards which are outstanding or subsisting
       at the time this Resolution is passed; and
       (II) any subsequent bonus issue, consolidation
       or subdivision of shares; (3) in exercising
       the authority conferred by this Resolution,
       the Company shall comply with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

8.b    Authorize the Directors to: (a) grant awards              Mgmt          Against                        Against
       in accordance with the provisions of the CapitaMalls
       Asia Performance Share Plan ["Performance Share
       Plan"] and/or the CapitaMalls Asia Restricted
       Stock Plan [the "Restricted Stock Plan"] [the
       Performance Share Plan and the Restricted Stock
       Plan together being referred to as the "Share
       Plans"]; and (b) allot and issue from time
       to time such number of fully paid shares in
       the Company as may be required to be issued
       pursuant to the vesting of awards granted under
       the Share Plans, provided that the aggregate
       number of shares to be issued pursuant to the
       vesting of awards granted under the Share Plans
       shall not exceed 15% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 CBL & ASSOCIATES PROPERTIES, INC.                                                           Agenda Number:  933133287
--------------------------------------------------------------------------------------------------------------------------
        Security:  124830100
    Meeting Type:  Special
    Meeting Date:  16-Sep-2009
          Ticker:  CBL
            ISIN:  US1248301004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ACT UPON A PROPOSAL TO APPROVE AN AMENDMENT            Mgmt          For                            For
       TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE
       OF INCORPORATION TO INCREASE THE NUMBER OF
       AUTHORIZED SHARES OF THE COMPANY'S COMMON STOCK,
       PAR VALUE $0.01 PER SHARE, FROM 180,000,000
       TO 1,000,000,000 SHARES.




--------------------------------------------------------------------------------------------------------------------------
 CBL & ASSOCIATES PROPERTIES, INC.                                                           Agenda Number:  933144797
--------------------------------------------------------------------------------------------------------------------------
        Security:  124830100
    Meeting Type:  Special
    Meeting Date:  07-Oct-2009
          Ticker:  CBL
            ISIN:  US1248301004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ACT UPON A PROPOSAL TO APPROVE AN AMENDMENT            Mgmt          For                            For
       TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE
       OF INCORPORATION TO INCREASE THE NUMBER OF
       AUTHORIZED SHARES OF THE COMPANY'S COMMON STOCK,
       PAR VALUE $0.01 PER SHARE, FROM 180,000,000
       TO 350,000,000 SHARES.




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  702116167
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  03-Nov-2009
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the JV Agreement [as specified]        Mgmt          For                            For
       and the transactions contemplated thereunder
       and the implementation thereof; and authorize
       any 1 Director of the Company on behalf of
       the Company to execute any such other documents,
       instruments and agreements and to do any such
       acts or things deemed by him to be incidental
       to m ancillary to or in connection with the
       matters contemplated in the JV Agreement and
       the transactions contemplated there under including
       the affixing of common seal there on

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  702389013
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive and adopt the Audited financial statements        Mgmt          For                            For
       and the reports of the     Directors and the
       Independent Auditor's report for the FYE 31
       DEC 2009

2.a    Re-elect Mr. Kong Qingping as a Director                  Mgmt          For                            For

2.b    Re-elect Mr. Xiao Xiao as a Director                      Mgmt          For                            For

2.c    Re-elect Mr. Dong Daping as a Director                    Mgmt          For                            For

2.d    Re-elect Mr. Nip Yun Wing as a Director                   Mgmt          For                            For

2.e    Re-elect Mr. Lin Xiaofeng as a Director                   Mgmt          Against                        Against

2.f    Re-elect Mr. Lam Kwong Siu as a Director                  Mgmt          For                            For

2.g    Re-elect Dr. Wong Ying Ho, Kennedy as a Director          Mgmt          For                            For

3      Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4      Approve the declaration of a final dividend               Mgmt          For                            For
       for the YE 31 DEC 2009 of HK 13   cents per
       share

5      Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board   to fix their remuneration

6      Authorize the Directors the general and unconditional     Mgmt          For                            For
       mandate to repurchase   shares in the capital
       of the Company up to 10% of the issued share
       capital of the Company

7      Authorize the Directors the general and unconditional     Mgmt          Against                        Against
       mandate to allot, issue and deal with new shares
       not exceeding 20% of the issued share capital
       of the Company

8      Approve the extension of the authority granted            Mgmt          Against                        Against
       to the Directors by Resolution 7 above by adding
       the number of shares repurchased pursuant to
       the authority  granted to the Directors by
       Resolution 6 above

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419484.pdf




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  702373678
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419530.pdf

1.     Ratify and approve the New CSCECL Group Engagement        Mgmt          For                            For
       Agreement (as specified) and the transactions
       contemplated thereunder and the implementation
       thereof, and to approve the New Cap (as defined)




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  702069370
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  EGM
    Meeting Date:  28-Aug-2009
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR THIS RESOLUTION.
       THANK YOU.

1.     Approve, confirm and ratify the conditional               Mgmt          For                            For
       sale and purchase agreement [the Sale and Purchase
       Agreement] dated 31 JUL 2009 entered into between
       Central New Investments Limited [the Vendor]
       and the Company [the Purchaser] as specified,
       in all respects and all the transactions contemplated
       pursuant to the Sale and Purchase Agreement;
       and authorize any one Director of the Company
       or any other person by the Board of Directors
       of the Company from time to time be and are
       to sign, execute, perfect and deliver and where
       required, affix the common seal of the Company
       to, all such documents, instruments and deeds,
       and do all such actions which are in his opinion
       necessary, appropriate, desirable or expedient
       for the implementation and completion of the
       Sale and Purchase Agreement, all other transactions
       contemplated under or incidental to the Sale
       and Purchase Agreement and all other matters
       incidental thereto or in connection therewith
       and to agree to the variation and waiver of
       any of the matters relating thereto that are,
       in his opinion, appropriate, desirable or expedient
       in the context of the Acquisition and are in
       the best interests of the Company




--------------------------------------------------------------------------------------------------------------------------
 CITYCON OYJ, HELSINKI                                                                       Agenda Number:  702150703
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1422T116
    Meeting Type:  EGM
    Meeting Date:  01-Dec-2009
          Ticker:
            ISIN:  FI0009002471
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Election of Chairman of the meeting                       Non-Voting    No vote

3.     Election of Minutes-Checker and Supervisors               Non-Voting    No vote
       of vote-counting

4.     Recording the legality and quorum of the meeting          Non-Voting    No vote

5.     Recording the attendance and adopting the list            Non-Voting    No vote
       of votes

6.     Election of Mr. Ronen Ashkenazi as a new Member           Mgmt          For                            For
       to the Board for a term that will continue
       until the closing of the next AGM

7.     Closing of the meeting                                    Non-Voting    No vote

       PLEASE NOTE THAT THE MEETING TYPE WAS CHANGED             Non-Voting    No vote
       FROM OGM TO EGM. IF YOU HAVE ALREADY VOTED
       ON THIS MEETING THERE IS NO NEED TO RE-VOTE
       AGAIN UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CITYCON OYJ, HELSINKI                                                                       Agenda Number:  702240285
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1422T116
    Meeting Type:  AGM
    Meeting Date:  11-Mar-2010
          Ticker:
            ISIN:  FI0009002471
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Coming to order                                           Non-Voting    No vote

3.     Election of minutes-checker and supervisors               Non-Voting    No vote
       of vote-counting

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance and adopting the list            Non-Voting    No vote
       of votes

6.     Presentation of the financial statements and              Non-Voting    No vote
       the report of the Board of Directors for the
       year 2009

7.     Presentation of the Auditor's report                      Non-Voting    No vote

8.     Adoption of the financial statements                      Mgmt          For                            For

9.     The Board of Directors proposes that for the              Mgmt          For                            For
       financial year 2009, a per-share dividend of
       EUR 0.04 be paid out from the retained earnings
       and EUR 0.10 per share be returned from the
       invested unrestricted equity fund; the dividend
       and the equity return will be paid to a shareholder
       registered in the Company's register of shareholders
       maintained by Euroclear Finland Ltd on the
       record date for dividend payment and equity
       return on 16 MAR 2010; the Board of Directors
       proposes that the dividend and equity return
       be paid on 07 APR 2010

10.    Resolution on the discharge of the Members of             Mgmt          For                            For
       the Board of Directors and the CEO from liability

11.    The Board of Directors' Nomination Committee              Mgmt          For                            For
       proposes that the remuneration of the members
       of the Board of Directors remain unchanged
       and that the Chairman of the Board of Directors
       be paid an annual fee of EUR 160,000, the Deputy
       Chairman EUR 60,000 and ordinary members of
       the Board EUR 40,000; In addition, the Nomination
       Committee proposes that the Chairman of the
       Board and the Chairmen of the Board's committees
       be paid a meeting fee of EUR 700 and the other
       Board and committee members EUR 500 per meeting;
       it is further proposed that members of the
       Board of Directors not residing in the Helsinki
       Metropolitan Area be compensated accrued travel
       and lodging expenses as well as other potential
       costs related to Board work

12.    The Board of Directors' Nomination Committee              Mgmt          For                            For
       proposes that the number of Board members be
       resolved at 9

13.    The Board of Directors' Nomination Committee              Mgmt          For                            For
       proposes that all current members of the Board
       of Directors be re-elected to the Board for
       a term that will continue until the closing
       of the next AGM: Mr Ronen Ashkenazi, Mr Gideon
       Bolotowsky, Mr Raimo Korpinen, Mr Tuomo Lahdesmaki,
       Mr Claes Ottosson, Mr Dor J. Segal, Mr Thomas
       W. Wernink, Mr Per-Hakan Westin and Mrs Ariella
       Zochovitzky; Said candidates have given their
       consent to the election; Personal details of
       the candidates are available on the corporate
       website at www.citycon.com/Board

14.    The Board of Directors' Audit Committee proposes          Mgmt          For                            For
       that the audit fee be paid according to the
       Auditor's invoice

15.    The Board of Directors' Audit Committee proposes          Mgmt          For                            For
       that the Company's current Auditor, Ernst &
       Young Oy, a firm of Authorized Public Accountants,
       be re-elected as the Auditor of the Company

16.    The Board of Directors proposes that the AGM              Mgmt          For                            For
       would resolve to amend Article 11 of the Articles
       of Association in respect of the publication
       of the notice to a general meeting in such
       a manner that the notice is published only
       on the corporate website (previously also in
       a newspaper) and in respect of the time of
       the publication in such a way that the notice
       is published at the earliest 2 months and no
       later than three weeks before the meeting,
       however, at least nine days before the record
       date of the meeting

17.    The Board of Directors proposes that the AGM              Mgmt          For                            For
       would resolve on authorizing the Board of Directors
       to decide on the acquisition of a maximum of
       20,000,000 own shares; the shares shall be
       acquired otherwise than in proportion to the
       holdings of the shareholders through public
       trading on the NASDAQ OMX Helsinki Ltd ("Stock
       Exchange") at the market price prevailing at
       the time of the acquisition by using unrestricted
       equity; the shares shall be acquired and paid
       for in accordance with the rules of the Stock
       Exchange and Euroclear Finland Ltd.; the shares
       can be acquired to improve the Company's capital
       structure or to be used in financing or implementation
       of potential acquisitions or other corporate
       transactions or as part of the Company's incentive
       plan; the Company may hold, convey or cancel
       the shares for said purposes; the Board of
       Directors shall decide on other terms and conditions
       related to the acquisition of own shares, the
       acquisition authorization is proposed to be
       valid until the next AGM

18.    The Board of Directors proposes that the AGM              Mgmt          Against                        Against
       would resolve on authorizing the Board of Directors
       to decide on issuing of new shares and/or conveying
       of own shares held by the Company as well as
       issuance of option rights and other special
       rights referred to in Chapter 10, Section 1
       of the Finnish Limited Liability Companies
       Act; the proposed authorization entitles the
       Board of Directors to issue and/or convey a
       maximum of 150,000,000 shares by one or several
       decisions, Shares potentially issued by virtue
       of the option and/or other special rights are
       included in the aforesaid maximum number of
       shares; by virtue of the authorization, the
       Board of Directors also has the right to grant
       option rights, and/or other special rights
       referred to in Chapter 10, Section 1 of the
       Finnish Limited Liability Companies Act, which
       entitle their holder to receive new shares
       or the Company's own shares against payment
       so that the price payable for the shares is
       paid in cash or by using the subscriber's receivable
       for setting off the subscription price; the
       new shares may be issued and/or the own shares
       held by the Company conveyed to the Company's
       shareholders in proportion to their current
       holding or by means of a directed share issue,
       waiving the pre-emptive subscription rights
       of the shareholders, if there is a weighty
       financial reason for the Company to do so,
       such as, the use of the shares for improvement
       of the Company's capital structure, financing
       or implementation of potential acquisitions
       or other corporate transactions or, as a part
       of the Company's incentive plan, or for such
       another reason; the Board of Directors may
       also decide on a free share issue to the Company
       itself; the new shares may be issued and/or
       the own shares held by the Company conveyed
       either against payment or for free, the directed
       share issue can be for free only if there is
       an especially weighty financial reason for
       the Company to do so, taking the interests
       of all shareholders into account; the Board
       of Directors is authorized to decide on any
       other matters related to the share issues,
       the share issue authorization shall be valid
       for a period of 5 years and it revokes the
       share issue authorization given by the AGM
       on 13 MAR 2007

19.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 COLONIAL PROPERTIES TRUST                                                                   Agenda Number:  933193651
--------------------------------------------------------------------------------------------------------------------------
        Security:  195872106
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2010
          Ticker:  CLP
            ISIN:  US1958721060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       CARL F. BAILEY                                            Mgmt          For                            For
       M. MILLER GORRIE                                          Mgmt          For                            For
       WILLIAM M. JOHNSON                                        Mgmt          For                            For
       GLADE M. KNIGHT                                           Mgmt          For                            For
       JAMES K. LOWDER                                           Mgmt          For                            For
       THOMAS H. LOWDER                                          Mgmt          For                            For
       HERBERT A. MEISLER                                        Mgmt          For                            For
       CLAUDE B. NEILSEN                                         Mgmt          For                            For
       HAROLD W. RIPPS                                           Mgmt          For                            For
       JOHN W. SPIEGEL                                           Mgmt          For                            For

2      TO RATIFY THE APPOINMENT OF DELOITTE & TOUCHE             Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 COMMONWEALTH PROPERTY OFFICE FUND                                                           Agenda Number:  702250604
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q27075102
    Meeting Type:  OGM
    Meeting Date:  16-Mar-2010
          Ticker:
            ISIN:  AU000000CPA7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 1 TO 4 AND VOTES CAST   BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE        PROPOSAL/S WILL BE DISREGARDED.
       HENCE, IF YOU HAVE OBTAINED BENEFIT OR DO
       EXPECT TO OBTAIN FUTURE BENEFIT YOU SHOULD
       NOT VOTE  OR VOTE "ABSTAIN"  FOR   THE RELEVANT
       PROPOSAL ITEMS.

1      Ratify and approve, for the purposes of ASX               Mgmt          For                            For
       Listing Rules 7.1 and 7.4 and for all other
       purposes, the issue of 109,890,110 ordinary
       units in Commonwealth   Property Office Fund
       to institutional investors more particularly
       referred in the explanatory statement accompanying
       the notice of meeting of unitholders   of the
       Commonwealth Property Office Fund dated 19
       FEB 2010

2      Ratify and approve, for the purposes of ASX               Mgmt          For                            For
       Listing Rules 7.1 and 7.4 and for all other
       purposes, that the issue of Convertible Notes
       details of which are set out in the explanatory
       statement accompanying the notice of meeting
       of    unitholders of the Commonwealth Property
       Office Fund dated 19 FEB 2010        having
       a face value of AUD 192,501,386 and which are
       notionally convertible   into 169,231,988 ordinary
       units in Commonwealth Property Office Fund

3      Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       7.1 and for all other purposes,  the issue
       of ordinary units in Commonwealth Property
       Office Fund upon any     exchange, redemption
       or otherwise pursuant to the terms and conditions
       of the Convertible Notes  details of which
       are set out in the explanatory statement  accompanying
       the notice of meeting of unitholders of the
       Commonwealth         Property Office Fund dated
       19 FEB 2010  having a face value of AUD 7,498,614
       and which are notionally convertible into
       6,592,188 ordinary units in         Commonwealth
       Property Office Fund

4      Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       10.11 and for all other          purposes,
       the issue of 15,890,452 ordinary units to Commonwealth
       Managed      Investments Limited as payment
       of its performance fees  details of which are
       set out in the explanatory statement accompanying
       the notice of meeting of    unitholders of
       the Commonwealth Property Office Fund dated
       19 FEB 2010 ; and  for the purpose of ASX Listing
       Rules 10.11 and 10.13.3 and for all other
       purposes, the issue of ordinary units to
       Commonwealth Managed Investments     Limited
       as payment of any performance fees which become
       payable in respect of any six-month period
       from 01 JAN 2010 to 31 DEC 2012  details of
       the basis of calculation of which are set out
       in the explanatory statement accompanying
       the notice of meeting of unitholders of the
       Commonwealth Property Office Fund dated 19
       FEB 2010




--------------------------------------------------------------------------------------------------------------------------
 CORIO NV                                                                                    Agenda Number:  702323267
--------------------------------------------------------------------------------------------------------------------------
        Security:  N2273C104
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  NL0000288967
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE   RELAXED AS THERE
       IS A REGISTRATION DEADLINE / RECORD DATE ASSOCIATED
       WITH     THIS MEETING. THANK YOU.

1      Opening of the meeting and announcements                  Non-Voting    No vote

2      Report of the Management Board on the FY 2009             Non-Voting    No vote

3      Corporate Governance                                      Non-Voting    No vote

4      Approve to adopt of the financial statements              Mgmt          For                            For
       for the FY 2009

5.A    Declare a dividend of EUR 2.65 per share for              Mgmt          For                            For
       2009

5.B    Approve to provide shareholders with a choice             Mgmt          For                            For
       whereby each shareholder may    choose to either
       receive the dividend entirely in cash less
       15% dividend tax, or entirely in shares payable
       out of the share premium reserves, or a
       combination thereof, provided that in
       connection with the fiscal obligation   to
       pay dividends under the FBI requirements a
       maximum percentage of the total dividend will
       be determined and may be paid out in shares,
       this maximum       percentage will be announced
       at the latest on the General Meeting of 23
       APR   2010, it is expected that this percentage
       will be between 40 and 50% of the   total dividend,
       in case shareholders wish to receive more than
       this maximum   percentage of the total dividend
       in shares, those shareholders who have
       chosen for a pay out in shares will receive
       their share dividend on a         pro-rata
       basis, of which the remainder will be paid
       in cash less 15% dividend tax, pay out of stock
       dividend will only occur in who

6      Grant discharge to the Members of the Management          Mgmt          For                            For
       Board for the  FY 2009

7      Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board for the FY 2009

8      Re-appoint KPMG Accountants N.V. as the Auditor           Mgmt          For                            For
       to examine the financial      statements for
       the 2010 FY

9      Announcement of the intended appointment of               Non-Voting    No vote
       two members of the Management     Board

10     Any other business                                        Non-Voting    No vote

11     Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 COUSINS PROPERTIES INCORPORATED                                                             Agenda Number:  933229305
--------------------------------------------------------------------------------------------------------------------------
        Security:  222795106
    Meeting Type:  Annual
    Meeting Date:  04-May-2010
          Ticker:  CUZ
            ISIN:  US2227951066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ERSKINE B. BOWLES                                         Mgmt          For                            For
       TOM G. CHARLESWORTH                                       Mgmt          For                            For
       JAMES D. EDWARDS                                          Mgmt          For                            For
       L.L. GELLERSTEDT, III                                     Mgmt          For                            For
       LILLIAN C. GIORNELLI                                      Mgmt          Withheld                       Against
       S. TAYLOR GLOVER                                          Mgmt          For                            For
       JAMES H. HANCE, JR.                                       Mgmt          For                            For
       W.B. HARRISON, JR.                                        Mgmt          For                            For
       WILLIAM PORTER PAYNE                                      Mgmt          For                            For

02     PROPOSAL TO AMEND THE COMPANY'S RESTATED AND              Mgmt          For                            For
       AMENDED ARTICLES OF INCORPORATION TO INCREASE
       THE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED
       FOR ISSUANCE FROM 150 MILLION TO 250 MILLION
       SHARES.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          For                            For
       & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 DERWENT LONDON PLC, LONDON                                                                  Agenda Number:  702389861
--------------------------------------------------------------------------------------------------------------------------
        Security:  G27300105
    Meeting Type:  AGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  GB0002652740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report of the Directors and the               Mgmt          For                            For
       accounts FYE 31 DEC 2009 and the  Independent
       Auditors report thereon

2      Approve the report of the remuneration committee          Mgmt          For                            For
       FYE 31 DEC 2009

3      Declare a final dividend of 18.85 pence per               Mgmt          For                            For
       ordinary share FYE 31 DEC 2009

4      Re-election of Mr R.A. Rayne as a Director                Mgmt          For                            For

5      Re-election of Mr N.Q. George as a Director               Mgmt          For                            For

6      Re-election of Mr S.A. Corbyn as a Director               Mgmt          For                            For

7      Re-election of Mr D. Newell as a Director                 Mgmt          For                            For

8      Re-election of Mr D.M.A. Wisniewski as a Director         Mgmt          For                            For

9      Re-election of Mr S.J. Neathercoat as a Director          Mgmt          For                            For

10     Re-election of Mr J.C. Ivey as a Director                 Mgmt          For                            For

11     Re-appoint BDO LLP as the Independent Auditor             Mgmt          For                            For
       of the Company to hold office   from the conclusion
       of this meeting until the conclusion of the
       next AGM at   which accounts are laid before
       the Company

12     Authorize the Directors to determine the Independent      Mgmt          For                            For
       Auditor's remuneration

13     Authorize the Board of Directors to allot shares          Mgmt          For                            For
       in the Company and to grant  rights to subscribe
       for or convert any security into shares in
       the Company:   a) up to a nominal amount of
       GBP 1,686,346 (such amount to be reduced by
       the  nominal amount allotted or granted under
       paragraph (b) below in excess of     such sum);
       and b) comprising equity securities (as defined
       in Section 560(1)  of the Companies Act 2006)
       up to a nominal amount of GBP 3,372,693 (such
       amount to be reduced by any allotments
       or grants made under paragraph (a)     above)
       in connection with an offer by way of a rights
       issue: (i) to ordinary  shareholders in proportion
       (as nearly as may be practicable to their existing
       holdings; and (ii) to holders of other equity
       securities as required by the   rights of those
       securities or as the Board otherwise considers
       necessary,     CONTD

CONT   CONT and so that the Board may impose any limits          Non-Voting    No vote
       or restrictions and make any arrangements which
       it considers necessary or appropriate to deal
       with         treasury shares, fractional entitlements,
       record dates, legal, regulatory or  practical
       problems in, or under the laws of, any territory
       or any other       matter;  Authority to apply
       until the end of next year's AGM (or, if earlier,
       until the close of business on 25th AUG 2011)
       and the Board may allot shares or grant rights
       to subscribe for or convert securities into
       shares under any  such offer or agreement as
       if the authority had not ended

S.14   Authorize the Board to allot equity securities            Mgmt          For                            For
       (as defined in the Companies   Act 2006) for
       cash and/or to sell ordinary shares held by
       the Company as      treasury shares for cash
       as if Section 561 of the Companies Act 2006
       did not  apply to any such allotment or sale,
       such power to be limited: (a) to the     allotment
       of equity securities and sale of treasury shares
       for cash in        connection with an offer
       of, or invitation to apply for, equity securities
       (but in the case of the authority granted
       under paragraph (b) of Resolution   13, by
       way of a rights issue only); (i) to ordinary
       shareholders in           proportion (as nearly
       as may be practicable) to their existing holdings;
       and  (ii) to holders other equity securities,
       as required by the rights of those   securities
       or, as the Board otherwise considers necessary,
       CONTD

CONT   CONT and so that the Board may impose any limits          Non-Voting    No vote
       or restrictions and make any arrangements which
       it considers necessary or appropriate to deal
       with         treasury shares, fractional entitlements,
       record dates, legal, regulatory or  practical
       problems in, or under the laws of, any territory
       or any other       matter; and b) in the case
       of the authority granted under paragraph (a)
       of    Resolution 13 and/or in the case of any
       sale of treasury shares for cash, to  the allotment
       (otherwise than under paragraph (A) above)
       of equity securities or sale of treasury shares
       up to a nominal amount of GBP 252,951;  Authority
       to apply until the end of next year's AGM
       (or, if earlier, until the close of business
       on 25 AUG 2011) ; and the Board may allot equity
       securities (and     sell treasury shares) under
       any such offer or agreements as if the power
       had  not ended

S.15   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       701 of the Companies Act   2006, to make one
       or more market purchases (as defined in Section
       693(4) of   the Companies Act 2006) of 10,118,080
       of its ordinary shares of 5 pence each, at
       a minimum price of 5 pence and a maximum price
       which shall be the highest  of: (i) an amount
       equal to 5% above the average market value
       of an ordinary   share for the 5 business days
       immediately preceding the day on which that
       ordinary share is contracted to be purchased;
       and (ii) the higher of the      price of the
       last independent trade and the highest current
       independent bid   on the trading venues where
       the purchase is carried out, in each case,
       exclusive of expenses; CONTD

CONT   CONTD  Authority shall apply until the end of             Non-Voting    No vote
       next year's AGM (or, if         earlier, 25
       AUG 2011) ; and the Company may enter into
       a contract to purchase ordinary shares which
       will or may be completed or executed wholly
       or partly   after the power ends and the Company
       may purchase ordinary shares pursuant to any
       such contract as if the power had not ended

S.16   Amend the Articles of Association of the Company          Mgmt          For                            For
       by deleting all the          provisions of
       the Company's Memorandum of Association which,
       by virtue of     Section 28 of the Companies
       Act 2006, are to be treated as provisions of
       the  Company's Articles of Association; and
       adopt the Articles of Association      produced
       to the meeting as the Articles of Association
       of the Company in      substitution for, and
       to the exclusion of, the existing Articles
       of           Association

S.17   Approve that the general meeting, other than              Mgmt          For                            For
       an AGM, may be called on not     less than
       14 clear days' notice




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE WOHNEN AG, FRANKFURT/MAIN                                                          Agenda Number:  702421784
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2046U176
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  DE000A0HN5C6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 25 MAY 2010, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2009 FY with the report
       of the Supervisory Board, the group financial
       statements, the group annual report, and the
       report pursuant to Sections 289[4] and 315[4]
       of the German Commercial Code

2.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

4.     Appointment of Auditors for the 2010 FY Ernst             Mgmt          For                            For
       + Young GmbH, Stuttgart

5.     Elections to the Supervisory Board a] Andreas             Mgmt          For                            For
       Kretschmer b] Matthias Huenline

6.     Authorization to acquire own shares the company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10 pct of its share capital, at prices
       not deviating more than 10 pct from the market
       price of the shares, on or before 14 JUN 2015;
       the Board of Managing Directors shall be authorized
       to sell the shares on the stock exchange, to
       offer the shares to all shareholders, to use
       the shares for acquisition purposes or for
       satisfying option or conversion rights, to
       sell the shares against contributions in cash
       if the shares are sold at a price not materially
       below their market price, and to retire the
       shares

7.     Resolution on the revocation of the authorization         Mgmt          For                            For
       given by the shareholders' meeting of 17 JUN
       2008, to issue stock options and to create
       a corresponding contingent capital III

8.     Amendments to the articles of association a)              Mgmt          For                            For
       Section 10(4)2, in respect of the convocation
       of the shareholders' meeting being published
       pursuant to the statutory regulations, b) Sections
       10(6) and 10(7), in respect of holders of bearer
       shares being entitled to participate in and
       vote at the shareholders' meeting if they register
       with the company by the sixth day prior to
       the meeting and provide evidence of their shareholding
       as per the statutory record date, c) Section
       11(2), in respect of proxy-voting instructions
       being issued in compliance with the statutory
       regulations, d) Section 3(2), in respect of
       notices pursuant to Sections 125(1) and 125(2)
       of the Stock Corporation Act being transmitted
       via electronic means, e) Section 10(11), in
       respect of the Board of Managing Directors
       being authorized to permit shareholders to
       participate in the shareholders' meeting by
       the use of electronic means of communication
       (online-participation), f) Section 10(12),
       in respect of the Board of Managing Directors
       being authorized to permit shareholders to
       exercise their voting rights in writing or
       electronically (absentee voting), g) Section
       10(3), in respect of the Board of Managing
       Directors being authorized to permit the audiovisual
       transmission of the shareholders' meeting,
       h) Section 11(4), in respect of the provision
       governing the procedure of elections being
       adjusted i) Section 4a(4) deletion




--------------------------------------------------------------------------------------------------------------------------
 DEVELOPERS DIVERSIFIED REALTY CORP.                                                         Agenda Number:  933237112
--------------------------------------------------------------------------------------------------------------------------
        Security:  251591103
    Meeting Type:  Annual
    Meeting Date:  11-May-2010
          Ticker:  DDR
            ISIN:  US2515911038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: TERRANCE R. AHERN                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JAMES C. BOLAND                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: THOMAS FINNE                        Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ROBERT H. GIDEL                     Mgmt          For                            For

1E     ELECTION OF DIRECTOR: DANIEL B. HURWITZ                   Mgmt          For                            For

1F     ELECTION OF DIRECTOR: VOLKER KRAFT                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: VICTOR B. MACFARLANE                Mgmt          For                            For

1H     ELECTION OF DIRECTOR: CRAIG MACNAB                        Mgmt          For                            For

1I     ELECTION OF DIRECTOR: SCOTT D. ROULSTON                   Mgmt          For                            For

1J     ELECTION OF DIRECTOR: BARRY A. SHOLEM                     Mgmt          For                            For

1K     ELECTION OF DIRECTOR: WILLIAM B. SUMMERS, JR.             Mgmt          For                            For

1L     ELECTION OF DIRECTOR: SCOTT A. WOLSTEIN                   Mgmt          For                            For

02     TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS OUR INDEPENDENT ACCOUNTANTS FOR OUR
       FISCAL YEAR ENDING DECEMBER 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 DEXUS PROPERTY GROUP                                                                        Agenda Number:  702105239
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3190P100
    Meeting Type:  AGM
    Meeting Date:  26-Oct-2009
          Ticker:
            ISIN:  AU000000DXS1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 4 AND VOTES CAST BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL/S WILL BE DISREGARDED. HENCE,
       IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO
       OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE [OR
       VOTE "ABSTAIN"] FOR THE RELEVANT PROPOSAL ITEMS.

       To present the Directors' report, financial               Non-Voting    No vote
       statements and independent Auditor's report
       for the FYE 30 JUN 2009

1.     Ratify, the continuing appointment of Christopher         Mgmt          For                            For
       T. Beare as a Director of Dexus Funds Management
       Limited

2.     Ratify, the initial appointment of John C. Conde          Mgmt          For                            For
       AO as a Director of Dexus Funds Management
       Limited

3.     Ratify, the initial appointment of Peter B.               Mgmt          For                            For
       St. George as a Director of Dexus Funds Management
       Limited

4.     Ratify, for the purposes of ASX Listing Rule              Mgmt          For                            For
       7.1 and 7.4, the issue of 138,500,000 stapled
       securities, each comprising a unit in each
       of Dexus Diversified Trust, Dexus Industrial
       Trust, Dexus Office Trust and Dexus Operations
       Trust, [Security] to certain institutional
       and sophisticated investors at AUD 0.65 per
       Security issued on 21 APR 2009 as specified

5.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       JUN 2009




--------------------------------------------------------------------------------------------------------------------------
 EDUCATION REALTY TRUST, INC.                                                                Agenda Number:  933225636
--------------------------------------------------------------------------------------------------------------------------
        Security:  28140H104
    Meeting Type:  Annual
    Meeting Date:  19-May-2010
          Ticker:  EDR
            ISIN:  US28140H1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       PAUL O. BOWER                                             Mgmt          For                            For
       MONTE J. BARROW                                           Mgmt          For                            For
       WILLIAM J. CAHILL                                         Mgmt          For                            For
       RANDALL L. CHURCHEY                                       Mgmt          For                            For
       JOHN L. FORD                                              Mgmt          For                            For
       HOWARD A. SILVER                                          Mgmt          For                            For
       WENDELL W. WEAKLEY                                        Mgmt          For                            For

2      TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2010.

3      TO APPROVE THE EDUCATION REALTY TRUST, INC.               Mgmt          For                            For
       EMPLOYEE STOCK PURCHASE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 EQUITY LIFESTYLE PROPERTIES, INC.                                                           Agenda Number:  933235447
--------------------------------------------------------------------------------------------------------------------------
        Security:  29472R108
    Meeting Type:  Annual
    Meeting Date:  11-May-2010
          Ticker:  ELS
            ISIN:  US29472R1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PHILIP CALIAN                                             Mgmt          For                            For
       DAVID CONTIS                                              Mgmt          For                            For
       THOMAS DOBROWSKI                                          Mgmt          For                            For
       THOMAS HENEGHAN                                           Mgmt          For                            For
       SHELI ROSENBERG                                           Mgmt          For                            For
       HOWARD WALKER                                             Mgmt          For                            For
       GARY WATERMAN                                             Mgmt          For                            For
       SAMUEL ZELL                                               Mgmt          For                            For

02     RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED       Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM PROPOSAL TO RATIFY THE
       SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR 2010.




--------------------------------------------------------------------------------------------------------------------------
 EQUITY RESIDENTIAL                                                                          Agenda Number:  933250639
--------------------------------------------------------------------------------------------------------------------------
        Security:  29476L107
    Meeting Type:  Annual
    Meeting Date:  16-Jun-2010
          Ticker:  EQR
            ISIN:  US29476L1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN W. ALEXANDER                                         Mgmt          For                            For
       CHARLES L. ATWOOD                                         Mgmt          For                            For
       LINDA WALKER BYNOE                                        Mgmt          For                            For
       BOONE A. KNOX                                             Mgmt          For                            For
       JOHN E. NEAL                                              Mgmt          For                            For
       DAVID J. NEITHERCUT                                       Mgmt          For                            For
       MARK S. SHAPIRO                                           Mgmt          For                            For
       GERALD A. SPECTOR                                         Mgmt          For                            For
       B. JOSEPH WHITE                                           Mgmt          For                            For
       SAMUEL ZELL                                               Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF ERNST & YOUNG            Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR
       THE YEAR ENDING DECEMBER 31, 2010.

03     SHAREHOLDER PROPOSAL RELATING TO A CHANGE IN              Shr           For                            Against
       THE VOTING STANDARD FOR TRUSTEE ELECTIONS.




--------------------------------------------------------------------------------------------------------------------------
 FABEGE AB                                                                                   Agenda Number:  702282726
--------------------------------------------------------------------------------------------------------------------------
        Security:  W7888D108
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  SE0000950636
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN         Non-Voting    No vote
       ACCEPT ABSTAIN AS A VALID   VOTE OPTION. THANK
       YOU

-      MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO      PROVIDE THE BREAKDOWN
       OF EACH BENEFICIAL OWNER NAME, ADDRESS AND
       SHARE        POSITION TO YOUR CLIENT SERVICE
       REPRESENTATIVE. THIS INFORMATION IS REQUIRED
       IN ORDER FOR YOUR VOTE TO BE LODGED

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

1      Opening of the Meeting                                    Non-Voting    No vote

2      Election of Erik Paulsson as a Chairman for               Mgmt          For                            For
       the meeting

3      Preparation and approval of voting list                   Non-Voting    No vote

4      Approval of the agenda                                    Non-Voting    No vote

5      Election of one or two persons to verify the              Non-Voting    No vote
       minutes

6      Determination of whether the Meeting has been             Non-Voting    No vote
       duly convened

7      Presentation of the Annual Report and the Auditors'       Non-Voting    No vote
       Report, as well as the    Consolidated Financial
       Statements and the Consolidated Auditor's Report

8.A    Adopt the Profit and Loss Account and Balance             Mgmt          For                            For
       Sheet as well as the            Consolidated
       Profit and Loss Account and Consolidated Balance
       Sheet

8.B    Approve the allocation of the Company' profit             Mgmt          For                            For
       in accordance with the adopted  Balance Sheet,
       the AGM decides a dividend of SEK 2 per share
       for 2009

8.C    Grant discharge from liability of the Board               Mgmt          For                            For
       of Directors and the Chief        Executive
       Officer

8.D    Approve the proposed record date for payment              Mgmt          For                            For
       of the dividend is 29 MAR 2010,  should the
       Shareholders attending the AGM approve the
       said proposal, the      dividend is estimated
       to be distributed by Euroclear Sweden AB on
       01 APR 2010

9      Approve the reduction of share capital through            Mgmt          For                            For
       withdrawal of treasury shares  and bonus issue

10     Appointment of eight Directors with no deputies           Mgmt          For                            For

11     Approve the payment of Directors' remuneration            Mgmt          For                            For
       at the same amounts as last    year, a total
       of SEK 2,445,000 to be divided as specified:
       SEK 375,000 to the Chairman of the Board, SEK
       185,000 to each non-executive Director, SEK
       835,000 to Erik Paulsson as a separate
       fee for assisting senior management on two
       projects and SEK 125,000 for work in the Audit
       Committee and the          Auditors  fees in
       accordance with the approved invoice(s)

12     Re-elect Gote Dahlin, Christian Hermelin, Martha          Mgmt          For                            For
       Josefsson, Mats Qviberg,     Erik Paulsson
       and Svante Paulsson as the Directors and Oscar
       Engelbert, Par   Nuder as the New Directors;
       re-elect Erik Paulson as the Chairman of the
       Board

13     Approve the specified guidelines for the procedure        Mgmt          For                            For
       for appointing the         Nominating Committee

14     Approve the specified guidelines for the remuneration     Mgmt          For                            For
       to the Company          Management

15     Authorize the Board, for a period ending no               Mgmt          For                            For
       later than the next AGM, to       acquire shares
       in the Company and transfer shares to other
       parties; share     buybacks are subject to
       a limit of 10% of the total number of outstanding
       shares at any time and may be made on the
       Stockholm Exchange, the right to    transfer
       shares is subject to a limit of 10% of all
       outstanding shares at any time; derogating
       from the pre-emption rights of existing shareholders,
       such   transfer may be made to third parties
       in connection with the acquisition of   property
       or businesses, but not on the Stockholm Exchange;
       payment for        transferred shares may only
       be made in CONTD

-      ..CONTD cash, in kind, by offset or in another            Non-Voting    No vote
       manner subject to terms and    conditions,
       the authorization is designed to enable the
       Company to            continuously adapt its
       capital requirements and thereby improve shareholder
       value, and to enable the transfer of shares
       as a means of funding the         acquisition
       of property or businesses, by payment in shares
       owned by the      Company  treasury shares

16     Other items                                               Non-Voting    No vote

17     Conclusion of the meeting                                 Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FOREST CITY ENTERPRISES, INC.                                                               Agenda Number:  933267432
--------------------------------------------------------------------------------------------------------------------------
        Security:  345550107
    Meeting Type:  Annual
    Meeting Date:  16-Jun-2010
          Ticker:  FCEA
            ISIN:  US3455501078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       M.P. ESPOSITO, JR.                                        Mgmt          For                            For
       JOAN K. SHAFRAN                                           Mgmt          Withheld                       Against
       LOUIS STOKES                                              Mgmt          Withheld                       Against
       STAN ROSS                                                 Mgmt          For                            For

02     THE PROPOSED AMENDMENT OF THE AMENDED ARTICLES            Mgmt          For                            For
       OF INCORPORATION TO INCREASE THE NUMBER OF
       AUTHORIZED SHARES OF CLASS A COMMON STOCK.

03     THE PROPOSED AMENDMENT OF THE AMENDED ARTICLES            Mgmt          Against                        Against
       OF INCORPORATION TO INCREASE THE NUMBER OF
       AUTHORIZED SHARES OF PREFERRED STOCK.

04     THE PROPOSED AMENDMENT OF THE CODE OF REGULATIONS         Mgmt          For                            For
       TO ALLOW THE BOARD OF DIRECTORS TO AMEND THE
       CODE OF REGULATIONS TO THE EXTENT PERMITTED
       BY LAW.

05     THE PROPOSED AMENDMENT AND RESTATEMENT OF THE             Mgmt          For                            For
       1994 STOCK PLAN.

06     THE RATIFICATION OF PRICEWATERHOUSECOOPERS LLP            Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING
       JANUARY 31, 2011.




--------------------------------------------------------------------------------------------------------------------------
 GLORIOUS PROPERTY HOLDINGSLIMITED                                                           Agenda Number:  702166883
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12626
    Meeting Type:  EGM
    Meeting Date:  15-Dec-2009
          Ticker:
            ISIN:  KYG3940K1058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and ratify the Equity Acquisition Agreement       Mgmt          For                            For
       dated 20 NOV 2009 [as specified] entered into
       between [Wuxi Wangjiarui Co., Ltd.] as purchaser
       and [Jiangsu Rongsheng Shipbuilding Co. Ltd.]
       as vendor for the sale and purchase of the
       entire equity interest in either one or two
       Companies to be established by the Vendor for
       holding the project sites located at [No.143,
       Xu Jia Hui Road, west of Cao Xi North Road,
       north of Huating Hotel, Shanghai, PRC] with
       a gross site area of approximately 26,221.8
       square metres and [No. 292 Cao He Jing Road,
       east of Cao Xi North Road, west of the planned
       Cao East Road, north of the No. 3 metro line
       and south of Zhongshan South Second Road, Shanghai,
       PRC] with a gross site area of approximately
       17,610.9 square metres, respectively [the Acquisition
       Agreement] and the transactions contemplated
       under the Acquisition Agreement; and authorize
       any one Director of the Company to sign, execute,
       perfect and deliver all such documents and
       to affix the common seal of the Company on
       any such document as and when necessary and
       do all such deeds, acts, matters and things
       as he may in his discretion consider necessary
       or desirable for the purpose of or in connection
       with the implementation of the Acquisition
       Agreement and the transactions contemplated
       thereunder




--------------------------------------------------------------------------------------------------------------------------
 GLORIOUS PROPERTY HOLDINGSLIMITED                                                           Agenda Number:  702401960
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12626
    Meeting Type:  AGM
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  KYG3940K1058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN20100428404.pdf

1      Approve the audited financial statements of               Mgmt          For                            For
       the Company and the reports of    the Directors
       and the Auditor for the YE 31 DEC 2009

2      Approve to declare a final dividend for the               Mgmt          For                            For
       YE 31 DEC 2009

3.a    Re-election of Mr. Zhang Zhi Rong as a Director           Mgmt          Against                        Against
       of the Company

3.b    Re-election of Mr. Ding Xiang Yang as a Director          Mgmt          For                            For
       of the Company

3.c    Re-election of Mr. Cheng Li Xiong as a Director           Mgmt          For                            For
       of the Company

3.d    Re-election of Mr. Xia Jing Hua as a Director             Mgmt          For                            For
       of the Company

4      Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration for   all Directors

5      Re-appointment of PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors and to authorize the Board of
       Directors of the Company to fix its remuneration

6.A    Authorize the board of Directors of the Company           Mgmt          Against                        Against
       to allot, issue and deal with additional shares
       of the Company not exceeding 20% of the issued
       share        capital of the Company as at the
       date of passing of this resolution

6.B    Authorize the board of Directors of the Company           Mgmt          For                            For
       to repurchase shares of the   Company not exceeding
       10% of the issued share capital of the Company
       as at    the date of passing of this resolution

6.C    Approve to extend, conditional upon the above             Mgmt          Against                        Against
       resolution nos. 6A and 6B being duly passed,
       the general mandate to allot shares of the
       Company by adding the aggregate nominal amount
       of the repurchased shares to the general mandate




--------------------------------------------------------------------------------------------------------------------------
 GOLDCREST CO.,LTD.                                                                          Agenda Number:  702470876
--------------------------------------------------------------------------------------------------------------------------
        Security:  J17451105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  JP3306800008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appoint a Director                                        Mgmt          For                            For

1.2    Appoint a Director                                        Mgmt          For                            For

1.3    Appoint a Director                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GOODMAN GROUP, SYDNEY NSW                                                                   Agenda Number:  702078165
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4229W108
    Meeting Type:  EGM
    Meeting Date:  24-Sep-2009
          Ticker:
            ISIN:  AU000000GMG2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 1 AND 2 AND VOTES CAST BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL/S WILL BE DISREGARDED. HENCE,
       IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO
       OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE (OR
       VOTE 'ABSTAIN') FOR THE RELEVANT PROPOSAL ITEMS.

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       BOTH THE COMPANY AND THE TRUST. THANK YOU.

1.     Approve, for all purposes under the Corporation           Mgmt          For                            For
       Act and the Listing Rules, the issue to Macquarie
       MSSits and CIC of the specified options in
       aggregate: 294,000,000 options at an exercise
       price of AUD 0.30 [as adjusted to AUD 0.2464
       specified completion of the August 2009 entitlement
       offer]; and 255,300,000 options at an exercise
       price of AUD 0.40 [as adjusted to AUD 0.3464
       specified completion of the AUG 2009 entitlement
       offer], each of which on such terms as specified

2.     Approve, for all purposes under the Corporation           Mgmt          For                            For
       Act and the Listing Rules the issue to CIC
       of 5,000 exchangeable Hybrid Securities on
       such terms as specified




--------------------------------------------------------------------------------------------------------------------------
 GOODMAN GROUP, SYDNEY NSW                                                                   Agenda Number:  702139747
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4229W108
    Meeting Type:  AGM
    Meeting Date:  30-Nov-2009
          Ticker:
            ISIN:  AU000000GMG2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 4, 5, 6, 7 AND VOTES CAST BY ANY
       INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM
       THE PASSING OF THE PROPOSAL/S WILL BE DISREGARDED.
       HENCE, IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT
       TO OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE
       [OR VOTE "ABSTAIN"] FOR THE RELEVANT PROPOSAL
       ITEMS.

       Consider the annual report of Goodman                     Non-Voting    No vote

1.     Re-elect Mr. Ian Ferrier as a Director of Goodman,        Mgmt          For                            For
       who retires by rotation in accordance with
       the Constitution and the Listing Rules

2.     Re-elect Mr. Jim Sloman as a Director of Goodman,         Mgmt          Against                        Against
       who retires by rotation in accordance with
       the Constitution and the Listing Rules

       PLEASE NOTE THAT RESOLUTION 3 IS FOR THE COMPANY.         Non-Voting    No vote
       THANK YOU.

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2009

       PLEASE NOTE THAT RESOLUTION 4 IS FOR THE COMPANY          Non-Voting    No vote
       AND THE TRUST. THANK YOU.

S.4    Ratify and approve the issue of 416,947,757               Mgmt          For                            For
       Stapled Securities on 26 AUG 2009 and the issue
       of 9,458,926 Stapled Securities on 16 SEP 2009
       to certain institutional and other sophisticated
       investors at AUD 0.40 per Stapled Security,
       as specified, for all purposes [including for
       the purposes of Listing Rules 7.1 and 7.4 and
       ASIC Class Order 05/26]

       PLEASE NOTE THAT RESOLUTION 5 IS FOR THE COMPANY          Non-Voting    No vote
       AND THE TRUST. THANK YOU.

5.     Approve, for all purposes under the Listing               Mgmt          For                            For
       Rules [including for the purposes of Listing
       Rule 7.1], the issue of Stapled Securities
       in satisfaction of the distributions payable
       under the Exchangeable Hybrid Securities issued
       on 16 OCT 2009 for a period of 13 months from
       the date of this approval

       PLEASE NOTE THAT RESOLUTION 6 IS FOR THE COMPANY          Non-Voting    No vote
       AND THE TRUST. THANK YOU.

6.     Approve, for all purposes under the Listing               Mgmt          For                            For
       Rules, the Long Term Incentive Plan [LTIP]
       for a period of 3 years from the date of this
       approval

       PLEASE NOTE THAT RESOLUTION 7 IS FOR THE COMPANY          Non-Voting    No vote
       AND THE TRUST. THANK YOU.

7.     Approve, for all purposes under the Listing               Mgmt          For                            For
       Rules, the grant of up to 8,000,000 Performance
       Rights at any time until the second anniversary
       of this approval, to Mr. Gregory Goodman on
       such terms as specified




--------------------------------------------------------------------------------------------------------------------------
 GPT GROUP                                                                                   Agenda Number:  702363487
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4252X106
    Meeting Type:  AGM
    Meeting Date:  10-May-2010
          Ticker:
            ISIN:  AU000000GPT8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSAL 11 AND VOTES CAST BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL WILL BE DISREGARDED. HENCE,
       IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO
       OBTAIN    FUTURE BENEFIT YOU SHOULD NOT VOTE
       (OR VOTE "ABSTAIN") FOR THE RELEVANT
       PROPOSAL ITEM.

-      To receive the Directors' report and financial            Non-Voting    No vote
       statements for the YE 31 DEC   2009 together
       with the Auditor's report

1      Re-elect Ms. Anne McDonald as a Director of               Mgmt          For                            For
       the Company, who retires in       accordance
       with rule 49 of the Company's Constitution

2      Election of Mr. Rob Ferguson as a Director of             Mgmt          For                            For
       the Company

3      Election of Mr. Brendan Crotty as a Director              Mgmt          For                            For
       of the Company

4      Election of Dr. Eileen Doyle as a Director of             Mgmt          For                            For
       the Company

5      Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2009

S.6    Approve the amendments to the Constitution as             Mgmt          For                            For
       set out in the Explanatory      Memorandum
       to this notice of the meeting

S.7    Approve the amendments to the Trust Deed as               Mgmt          For                            For
       set out in the Explanatory        Memorandum
       to this notice of the meeting

8      Approve, subject to Unitholders passing Resolution        Mgmt          For                            For
       9 below, for the purposes  of Section 254H
       of the Corporations Act and for all other purposes,
       to        consolidate the issued capital of
       the Company on the basis that every 5
       shares be consolidated into 1 share, and authorize
       the Directors of the       Company, where this
       consolidation results in a fraction of a share
       being held by a shareholder, under Rule 32
       of the Constitution, to round that fraction
       up to the nearest whole share (subject to
       the Board's discretions in Rule     32), with
       the consolidation taking effect on 19 MAY 2010

9      Approve, subject to Securityholders passing               Mgmt          For                            For
       Resolution 8 above, for the       purposes
       of Clause 3.2 of the Trust Deed and for all
       other purposes, that GPT RE Limited shall consolidate
       the issued units of the Trust pursuant to Clause
       3.2 of the Trust Deed on the basis that every
       5 units be consolidated into 1  unit, and authorize
       GPT RE Limited, where this consolidation results
       in a     fraction of a unit being held by a
       unitholder, under Clause 3.2 of the Trust
       Deed, to round that fraction up to the nearest
       whole unit if the Board of GPT also determines
       to round up the shares in the Company which
       are held by that  unitholder in its capacity
       as a shareholder, with the consolidation taking
       effect on 19 MAY 2010

10     Approve and adopt the GPT Group Stapled Security          Mgmt          For                            For
       Rights Plan (the Plan), as   amended in the
       manner described in the Explanatory Memorandum
       to this Notice  of Meeting

11     Authorize the Company to grant to the Company's           Mgmt          For                            For
       Chief Executive Officer and   Managing Director,
       Mr. Michael Cameron, Performance Rights under
       the GPT      Group Stapled Security Rights
       Plan on the terms set out in the Explanatory
       Memorandum to the notice of the meeting

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO REMOVAL        Non-Voting    No vote
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  702373705
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  SGM
    Meeting Date:  07-May-2010
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTION
       NUMERS. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100420/LTN20100420785.pdf

1.     Approve and ratify the terms of the Acquisition,          Mgmt          For                            For
       the entering into of the Sale and Purchase
       Agreement, the Shareholders' Agreement, the
       provisions of the Corporate Guarantee and the
       Share Mortgage, the payment of the Procurement
       Fee under the Sale and Purchase Agreement and
       the transactions contemplated thereunder as
       specified

2.     Approve and ratify the terms and the giving               Mgmt          For                            For
       of Indemnity and the transactions contemplated
       thereunder as specified in the Notice of the
       Special General Meeting contained in the Circular
       to Shareholders dated 21 APR 2010




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  702338585
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTION
       NUMERS. THANK YOU.

1      Receive the audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC     2009 together
       with the reports of the Directors and Auditors
       thereon

2      Declare a payment of final dividend HKD 35 cents          Mgmt          For                            For
       per share

3.i    Re-elect Mr. Lo Kai Shui as a Director                    Mgmt          Against                        Against

3.ii   Re-elect Madam Law Wai Duen as a Director.                Mgmt          For                            For

3.iii  Re-elect Mr. Lo Hong Sui, Antony as a Director.           Mgmt          For                            For

3.iv   Re-elect Mrs. Lee Pui Ling, Angelina a as Director        Mgmt          For                            For

3.v    Re-elect Mr. Zhu Qi as a Director                         Mgmt          For                            For

4      Approve to fix a maximum number of Directors              Mgmt          For                            For
       at fifteen and authorize the Directors to
       appoint additional Directors up to such maximum
       number

5      Approve to fix a fee of HKD 120,000 per annum             Mgmt          For                            For
       as ordinary remuneration        payable to
       each Director for the YE 31 DEC 2010

6      Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Company's Auditor and      authorize
       the Board of Directors to fix Auditor's remuneration

7      Authorize the Directors of the Company during             Mgmt          For                            For
       the Relevant Period (as         specified)
       of all the powers of the Company to repurchase
       ordinary shares in  the capital of the Company
       (Shares) on The Stock Exchange of Hong Kong
       Limited ("Stock Exchange") or on any
       other Stock Exchange on which the        securities
       of the Company may be listed and recognized
       by the Securities and  Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules         Governing
       the Listing of Securities on the Stock Exchange
       or any other Stock  Exchange as amended from
       time to time; (b) the aggregate nominal amount
       of    the Shares which the Company is authorized
       to repurchase pursuant to the      approval
       in  CONTD

-      ..CONTD Paragraph (a) of this resolution, shall           Non-Voting    No vote
       not exceed 10% of the         aggregate nominal
       amount of the Shares in issue at the date of
       passing this   resolution, and the said authority
       pursuant to Paragraph (a) of this
       resolution shall be limited accordingly; and
       Authority expires the earlier   of the conclusion
       of the next AGM or the expiration of the period
       within      which the next AGM is to be held
       by law

8      Authorize the Directors of the Company during             Mgmt          Against                        Against
       the Relevant Period (as         specified)
       of all the powers of the Company to allot,
       issue and deal with     additional Shares in
       the capital of the Company and to make or grant
       offers,  agreements and options which would
       or might require the exercise of such
       power; (b) the approval in Paragraph (a) of
       this resolution shall authorize   the Directors
       of the Company during the Relevant Period to
       make or grant      offers, agreements and options
       which would or might require the exercise of
       such powers after the end of the Relevant
       Period; (c) the aggregate nominal   amount
       of share capital allotted, issued or dealt
       with or agreed              conditionally or
       unconditionally to be allotted, issued or dealt
       with         (whether pursuant to an option
       ..CONTD

-      CONTD or otherwise) by the Directors of the               Non-Voting    No vote
       Company pursuant to the approval  in Paragraph
       (a) of this resolution, otherwise than pursuant
       to (i) a rights  issue (as specified), (ii)
       the exercise of the subscription or conversion
       rights attaching to any warrants, convertible
       bonds or other securities       issued by the
       Company which are convertible into shares of
       the Company, (iii) any Share Option Scheme
       or similar arrangement for the time being adopted
       for the grant or issue to participants of shares
       or rights to acquire shares in   the capital
       of the Company, or (iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in
       accordance with the Bye-laws of the      Company,
       shall not exceed the 20% of the aggregate CONTD

-      CONTD nominal amount of the share capital of              Non-Voting    No vote
       the Company in issue as at the   date of the
       passing of this resolution and the said approval
       shall be limited accordingly; and  Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the period within
       which the next AGM is to be held   by law

9      Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       7 and 8 set out in this  notice convening this
       meeting, the aggregate nominal amount of the
       shares     which are repurchased or otherwise
       acquired by the Company pursuant to
       Resolution 7 shall be added to the aggregate
       nominal amount of the shares     which may
       be issued pursuant to Resolution 8, provided
       that such an amount    shall not exceed 10%
       of the aggregate nominal amount of the share
       capital of  the Company in issue as at the
       date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 GREAT PORTLAND ESTATES PLC R.E.I.T., LONDON                                                 Agenda Number:  701986676
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40712179
    Meeting Type:  AGM
    Meeting Date:  09-Jul-2009
          Ticker:
            ISIN:  GB00B01FLL16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       together with the Directors' and the Auditors'
       reports for the YE 31 MAR 2008

2.     Grant authority for the payment of a final dividend       Mgmt          For                            For
       for the YE 31 MAR 2009

3.     Approve the Directors' remuneration report                Mgmt          For                            For

4.     Re-elect Mr. Toby Courtauld as a Director of              Mgmt          For                            For
       the Company

5.     Elect Mr. Martin Scicluna as a Director of the            Mgmt          For                            For
       Company

6.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

7.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

8.     Approve to increased the authorized share capital         Mgmt          For                            For
       of the Company from GBP 68,762,594 to GBP 75,000,000
       by the creation of 49,899,248 additional ordinary
       shares of 12.5 pence each in the capital of
       the Company ranking pari passu in all respects
       with the existing ordinary shares of 12.5 pence
       each in the capital of the Company

9.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985 [the Act],
       to allot relevant securities [as specified
       for the purposes of that Section] up to a maximum
       nominal amount of GBP 12,897,891; and further
       allot equity securities [as specified in Section
       94 of the Act] in connection with a rights
       issue in favor of holders of ordinary shares
       where the equity securities respectively attributable
       to the interests of all those holders are proportionate
       [as nearly as practicable] to the respective
       number of ordinary shares held by them up to
       an additional maximum nominal amount of GBP
       12,897,891; [Authority expire the earlier of
       the conclusion of the next AGM of the Company
       or on 01 OCT 2010]; and the Company may, before
       this authority expires, make an offer or agreement
       which would or might require relevant securities
       to be allotted after it expires

S.10   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Act subject to Resolution 9 being
       passed, to allot equity securities [as specified
       in Section 94[2] of the Act] for cash and to
       allot equity securities [as specified in Section
       94[3A] of the Act], in either case as if Section
       89[1] of the Act did not apply to any such
       allotment provided that this power shall be
       limited: to the allotment of equity securities
       in connection with a rights issue or other
       pre-emptive issue in favor of shareholders
       [notwithstanding that by reason of such exclusions
       as the Directors may deem necessary to deal
       with problems arising in any overseas territory,
       in connection with fractional entitlements
       or otherwise howsoever the equity securities
       to be issued are not offered to all of such
       persons in proportion to the number of shares
       held by each of them]; and to the allotment
       of equity securities up to an aggregate nominal
       value of GBP 1,954,225; [Authority expire the
       earlier of the conclusion of the next AGM of
       the Company or 01 OCT 2010]; and the Directors
       may allot equity securities in pursuance of
       such offer or agreement as if the power conferred
       hereby had not expired

S.11   Authorize the Company, in accordance with Article         Mgmt          For                            For
       11 of the Company's Articles of Association
       the Company, to make market purchases [within
       the meaning of Section 163[3] of the Act] of
       its shares on such terms and in such manner
       as the Directors may determine, subject to
       the following conditions: the maximum number
       of shares which may be purchased is 46,870,154;
       the maximum price at which shares may be purchased
       shall not be more than the higher of an amount
       equal to 5% above the average of the middle
       market quotations for the shares as taken from
       the London Stock Exchange Daily Official List
       for the 5 business days' preceding the date
       of purchase and the amount stipulated by Article
       5[1] of the Buy-back and Stabilization Regulation
       2003 and the minimum price shall be 12.5 pence,
       being the nominal value of the shares, in each
       case exclusive of expenses; [Authority expires
       the earlier of the conclusion of the next AGM
       of he Company after the passing of this Resolution
       or 01 October 2010]; and the Company may before
       such expiry enter into a contract of purchase
       under which such purchase may be completed
       or executed wholly or partly after the expiration
       of this authority

S.12   Approve, in accordance with the Company's Articles        Mgmt          For                            For
       of Association, a general meeting other than
       an AGM may be called on not less than 14 clear
       days' notice




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC R.E.I.T., LONDON                                                              Agenda Number:  702294973
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Directors annual report and financial         Mgmt          For                            For
       statements

2      Approve the remuneration report                           Mgmt          For                            For

3      Re-elect David Atkins as a Director                       Mgmt          For                            For

4      Re-elect David  Edmonds as a Director                     Mgmt          For                            For

5      Re-elect Jacques Espinasse as a Director                  Mgmt          For                            For

6      Re-elect John Hirst as a Director                         Mgmt          For                            For

7      Re-elect Simon Melliss as a Director                      Mgmt          For                            For

8      Election of Terry Duddy as a Director                     Mgmt          For                            For

9      Re-appoint the Auditors, Deloitte LLP                     Mgmt          For                            For

10     Authorize the Directors to agree the Auditors             Mgmt          For                            For
       remuneration

11     Authorize the Directors to allot securities,              Mgmt          For                            For
       pursuant to section 551 of the   Companies
       Act 2006

S.12   Approve to empower the Directors pursuant to              Mgmt          For                            For
       sections 570 and 573 of the      Companies
       Act 2006 to allot equity securities as though
       section 56 1  of that Act did not apply to
       such allotment

S.13   Authorize the market purchases by the company             Mgmt          For                            For
       of its shares

S.14   Authorize the Company to hold General Meetings            Mgmt          For                            For
       other than AGM's  of 14days   notice

S.15   Adopt the new Articles of Association                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PROPERTIES LTD                                                                    Agenda Number:  702095476
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30166105
    Meeting Type:  AGM
    Meeting Date:  20-Oct-2009
          Ticker:
            ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements and              Mgmt          For                            For
       reports of the Directors and Auditors for the
       YE 30 JUN 2009

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Ronald Joseph Arculli as a Director          Mgmt          For                            For

3.B    Re-elect Ms. Laura Lok Yee Chen as a Director             Mgmt          Against                        Against

3.C    Re-elect Prof. Pak Wai Liu as a Director                  Mgmt          For                            For

3.D    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix the Auditors'
       remuneration

5.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the Relevant Period [as specified] of all the
       powers of the Company to purchase shares in
       the capital of the Company; the aggregate nominal
       amount of shares of the Company which may be
       purchased by the Company on The Stock Exchange
       of Hong Kong Limited [the "Stock Exchange"]
       or on any other Stock Exchange recognized for
       this purpose by the Securities and Futures
       Commission and the Stock Exchange under the
       Hong Kong Code on Share Repurchases pursuant
       to the approval in this resolution above shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

6.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       during the Relevant Period [as specified in
       this Resolution 5 in the notice of the Meeting]
       of all the powers of the Company to allot,
       issue and deal with additional shares in the
       capital of the Company and to allot, issue
       or grant securities convertible into shares
       in the capital of the Company or options, warrants
       or similar rights to subscribe for any such
       shares or such convertible securities and to
       make or grant offers, agreements and options
       which might require the exercise of such powers;
       and during the Relevant Period to allot, issue
       or grant securities convertible into shares
       in the capital of the Company and to make or
       grant offers, agreements and options which
       might require the exercise of such powers after
       the end of the Relevant Period; the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Company
       pursuant to the approval in this resolution
       above, otherwise than pursuant to: i) a rights
       issue [as specified], ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares
       of the Company, iii) any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue of shares or rights to acquire
       shares of the Company, or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the articles of association of the Company,
       shall not exceed the aggregate of 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this Resolution plus if the Directors are so
       authorized by a separate ordinary resolution
       of the shareholders of the Company set out
       as Resolution 7 in the notice of the Meeting,
       the nominal amount of the share capital of
       the Company repurchased by the Company subsequent
       to the passing of this resolution, up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution, and the said approval shall be
       limited accordingly; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

7.     Authorize the Directors of the Company, to exercise       Mgmt          Against                        Against
       the powers of the Company referred in the resolution
       set out as Resolution 6 in the notice of the
       meeting in respect of the share capital of
       the Company of such resolution

       Any other business                                        Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HCP, INC.                                                                                   Agenda Number:  933199526
--------------------------------------------------------------------------------------------------------------------------
        Security:  40414L109
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2010
          Ticker:  HCP
            ISIN:  US40414L1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES F. FLAHERTY III                                     Mgmt          For                            For
       CHRISTINE N. GARVEY                                       Mgmt          For                            For
       DAVID B. HENRY                                            Mgmt          For                            For
       LAURALEE E. MARTIN                                        Mgmt          For                            For
       MICHAEL D. MCKEE                                          Mgmt          For                            For
       HAROLD M. MESSMER,JR.                                     Mgmt          For                            For
       PETER L. RHEIN                                            Mgmt          For                            For
       KENNETH B. ROATH                                          Mgmt          For                            For
       RICHARD M. ROSENBERG                                      Mgmt          For                            For
       JOSEPH P. SULLIVAN                                        Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS HCP'S INDEPENDENT AUDITOR FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2010.

03     TO CONSIDER A STOCKHOLDER PROPOSAL REGARDING              Shr           For                            Against
       A MAJORITY VOTE STANDARD FOR DIRECTOR ELECTIONS,
       IF PROPERLY PRESENTED AT THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  702086667
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  AGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.1    Re-elect Dr. Lee Shau Kee as a Director                   Mgmt          For                            For

1.2    Re-elect Mr. Colin Lam Ko Yin as a Director               Mgmt          For                            For

1.3    Re-elect Mr. John Yip Ying Chee as a Director             Mgmt          Against                        Against

1.4    Re-elect Mr. Alexander Au Siu Kee as a Director           Mgmt          For                            For

1.5    Re-elect Madam Fung Lee Woon King as a Director           Mgmt          For                            For

1.6    Re-elect Mr. Eddie Lau Yum Chuen as a Director            Mgmt          For                            For

1.7    Re-elect Mr. Leung Hay Man as a Director                  Mgmt          For                            For

1.8    Approve the Director's fee at the rate of HKD             Mgmt          For                            For
       50,000 per annum for each Director and in the
       case of each Member of the Audit Committee
       an additional remuneration at the rate of HKD
       250,000 per annum

2.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

3.A    Authorize the Directors, during the Relevant              Mgmt          For                            For
       Period [as specified], to repurchase ordinary
       shares of HKD 2.00 each in the capital of the
       Company on The Stock Exchange of Hong Kong
       Limited [Stock Exchange] or on any other Stock
       Exchange on which the shares of the Company
       may be listed and recognized by the Stock Exchange
       and the Securities and Futures Commission for
       this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other Stock
       Exchange as amended from time to time; the
       aggregate nominal amount of the shares of the
       Company to be repurchased pursuant to the approval
       in this resolution, shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue as at the date of this
       resolution and the said approval shall be limited
       accordingly; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       is required by the Articles of Association
       of the Companies or the Companies Ordinance
       [Chapter 32 of the laws of Hong Kong] to be
       held]

3.B    Authorize the Directors, during the Relevant              Mgmt          Against                        Against
       Period [as specified], to allot, issue and
       deal with additional shares of the Company
       and to make or grant offers, agreements or
       options [including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company] which would or might
       require the exercise of such powers either
       during or after the Relevant Period, provided
       that the aggregate nominal amount of the share
       capital of the Company to be allotted, issued
       and dealt with pursuant to the general mandate
       herein, otherwise than pursuant to: i) a rights
       issue [as specified]; or ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the employees of
       the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company; or iii) an issue of shares in the
       Company upon the exercise of the subscription
       rights or conversion rights attaching to any
       warrants or convertible notes which may be
       issued by the Company or any of its subsidiaries;
       or iv) any scrip dividend pursuant to the Articles
       of Association of the Company from time to
       time, shall not exceed 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of this resolution
       and the said approval shall be limited accordingly;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company is required
       by the Articles of Association of the Companies
       or the Companies Ordinance [Chapter 32 of the
       laws of Hong Kong] to be held]

3.C    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors and for the time being in
       force to exercise the powers of the Company
       to allot, issue and deal with any additional
       shares of the Company pursuant to Ordinary
       Resolution 3.B, by the addition to the aggregate
       nominal amount of share capital which may be
       allotted, issued and dealt with or agreed conditionally
       or unconditionally to be allotted, issued and
       dealt with by the Directors pursuant to such
       general mandate an amount representing the
       aggregate nominal amount of the share capital
       of the Company repurchased by the Company pursuant
       to Ordinary Resolution 3.A, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company at the date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  702401821
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN20100428254.pdf

1      Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and the         Auditors for
       the 18 months ended 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Lee King Yue as a Director                   Mgmt          For                            For

3.2    Re-elect Mr. Li Ning as a Director                        Mgmt          Against                        Against

3.3    Re-elect Mr. Lee Tat Man as a Director                    Mgmt          Against                        Against

3.4    Re-elect Sir Po-shing Woo as a Director                   Mgmt          For                            For

3.5    Re-elect Mr. Gordon Kwong Che Keung as a Director         Mgmt          For                            For

3.6    Re-elect Professor Ko Ping Keung as a Director            Mgmt          For                            For

4      Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.A    Authorize the Directors to repurchase shares              Mgmt          For                            For

5.B    Authorize the Directors to allot new shares               Mgmt          Against                        Against

5.C    Authorize the Directors to allot new shares               Mgmt          Against                        Against
       equal to the aggregate nominal    amount of
       share capital purchased by the Company

5.D    Approve to increase the authorized share capital          Mgmt          Against                        Against
       of HKD 10,000,000,000 and    authorize a Director
       to execute any documents or to do all acts
       in relation   thereto




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  702430062
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  EGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100512/LTN20100512146.pdf

1.     Approve the Bonus Warrants Issue and the transactions     Mgmt          Against                        Against
       as contemplated thereunder [as specified]




--------------------------------------------------------------------------------------------------------------------------
 HERSHA HOSPITALITY TRUST                                                                    Agenda Number:  933247985
--------------------------------------------------------------------------------------------------------------------------
        Security:  427825104
    Meeting Type:  Annual
    Meeting Date:  19-May-2010
          Ticker:  HT
            ISIN:  US4278251040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAY H. SHAH                                               Mgmt          For                            For
       THOMAS A. CAPELLO                                         Mgmt          For                            For
       THOMAS J. HUTCHISON III                                   Mgmt          For                            For
       DONALD J. LANDRY                                          Mgmt          For                            For

02     RATIFICATION OF KPMG LLP AS THE COMPANY'S INDEPENDENT     Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM.

03     APPROVAL OF AMENDMENTS TO THE 2008 EQUITY INCENTIVE       Mgmt          For                            For
       PLAN.




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LD HLDGS LTD                                                                       Agenda Number:  702360835
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4587L109
    Meeting Type:  AGM
    Meeting Date:  05-May-2010
          Ticker:
            ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the financial statements for 2009 and             Mgmt          Against                        Against
       to declare a final dividend

2      Re-elect Lord Leach of Fairford as a Director             Mgmt          Against                        Against

3      Re-elect Dr. Richard Lee as a Director                    Mgmt          Against                        Against

4      Re-elect Y.K. Pang as a Director                          Mgmt          For                            For

5      Re-elect James Watkins as a Director                      Mgmt          Against                        Against

6      Re-elect John R. Witt as a Director                       Mgmt          Against                        Against

7      Re-appoint the Auditors and authorize the Directors       Mgmt          Against                        Against
       to fix their remuneration

8      Approve to renew the general mandate to the               Mgmt          Against                        Against
       Directors to issue new shares

9      Approve to renew the general mandate to the               Mgmt          For                            For
       Directors to purchase the         Company's
       shares




--------------------------------------------------------------------------------------------------------------------------
 HOSPITALITY PROPERTIES TRUST                                                                Agenda Number:  933193803
--------------------------------------------------------------------------------------------------------------------------
        Security:  44106M102
    Meeting Type:  Annual
    Meeting Date:  15-Apr-2010
          Ticker:  HPT
            ISIN:  US44106M1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ELECT WILLIAM A. LAMKIN AS THE INDEPENDENT             Mgmt          Against                        Against
       TRUSTEE IN GROUP III.

02     TO APPROVE AN AMENDMENT TO OUR DECLARATION OF             Mgmt          Against                        Against
       TRUST TO CHANGE THE VOTE REQUIRED TO ELECT
       TRUSTEES IN UNCONTESTED ELECTIONS TO THE AFFIRMATIVE
       VOTE OF A MAJORITY OF THE VOTES CAST.

03     TO APPROVE AN AMENDMENT TO OUR DECLARATION OF             Mgmt          For                            For
       TRUST TO DELETE CERTAIN RESTRICTIONS UPON THE
       TIMING OF OUR COMMUNICATIONS WITH SHAREHOLDERS.

04     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2010.

05     TO CONSIDER AND VOTE UPON A SHAREHOLDER PROPOSAL,         Shr           For                            Against
       IF PROPERLY PRESENTED AT THE MEETING, REGARDING
       OUR CLASSIFIED BOARD STRUCTURE.

06     TO CONSIDER AND VOTE UPON A SHAREHOLDER PROPOSAL,         Shr           For                            Against
       IF PROPERLY PRESENTED AT THE MEETING, REGARDING
       SUPERMAJORITY VOTE REQUIREMENTS.




--------------------------------------------------------------------------------------------------------------------------
 HOST HOTELS & RESORTS, INC.                                                                 Agenda Number:  933231019
--------------------------------------------------------------------------------------------------------------------------
        Security:  44107P104
    Meeting Type:  Annual
    Meeting Date:  06-May-2010
          Ticker:  HST
            ISIN:  US44107P1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: ROBERT M. BAYLIS                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WILLARD W. BRITTAIN, JR.            Mgmt          For                            For

1C     ELECTION OF DIRECTOR: TERENCE C. GOLDEN                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ANN M. KOROLOGOS                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: RICHARD E. MARRIOTT                 Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JOHN B. MORSE, JR.                  Mgmt          For                            For

1G     ELECTION OF DIRECTOR: GORDON H. SMITH                     Mgmt          For                            For

1H     ELECTION OF DIRECTOR: W. EDWARD WALTER                    Mgmt          For                            For

02     RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT             Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTANTS FOR 2010.




--------------------------------------------------------------------------------------------------------------------------
 HYATT HOTELS CORP                                                                           Agenda Number:  933252099
--------------------------------------------------------------------------------------------------------------------------
        Security:  448579102
    Meeting Type:  Annual
    Meeting Date:  09-Jun-2010
          Ticker:  H
            ISIN:  US4485791028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       BERNARD W. ARONSON                                        Mgmt          For                            For
       MARK S. HOPLAMAZIAN                                       Mgmt          Withheld                       Against
       PENNY PRITZKER                                            Mgmt          Withheld                       Against
       MICHAEL A. ROCCA                                          Mgmt          For                            For

2      RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS HYATT HOTELS CORPORATION'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR FISCAL YEAR 2010

3      APPROVAL OF THE HYATT HOTELS CORPORATION EMPLOYEE         Mgmt          For                            For
       STOCK PURCHASE PLAN




--------------------------------------------------------------------------------------------------------------------------
 HYSAN DEVELOPMENT CO LTD                                                                    Agenda Number:  702362916
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38203124
    Meeting Type:  AGM
    Meeting Date:  11-May-2010
          Ticker:
            ISIN:  HK0014000126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive the statement of accounts for the YE              Mgmt          For                            For
       31 DEC 2009 together with the    reports of
       Directors and Auditor thereon

2      Declare a final dividend (together with a scrip           Mgmt          For                            For
       alternative) for the YE 31    DEC 2009

3I     Re-elect Sir David Akers-Jones as a Director              Mgmt          For                            For

3II    Re-elect Mr. Gerry Lui Fai Yim as a Director              Mgmt          For                            For

3III   Re-elect Mr. Nicholas Charles Allen as a Director         Mgmt          For                            For

3IV    Re-elect Mr. Philip Yan Hok Fan as a Director             Mgmt          For                            For

3V     Re-elect Mr. Anthony Hsien Pin Lee as a Director          Mgmt          For                            For

3VI    Re-elect Mr. Chien Lee as a Director                      Mgmt          For                            For

3VII   Re-elect Mr. Michael Tze Hau Lee as a Director            Mgmt          For                            For

3VIII  Re-elect Mr. Joseph Chung Yin Poon as a Director          Mgmt          For                            For

3IX    Re-elect Ms. Wendy Wen Yee Yung as a Director             Mgmt          For                            For

4      Approve the annual Director fee payable to the            Mgmt          For                            For
       Independent Non-Executive      Chairman

5      Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor of the Company at  a fee to
       be agreed by the Directors

6      Authorize the Directors to issue and dispose              Mgmt          Against                        Against
       of additional shares in the      Company not
       exceeding 10% where the shares are to be allotted
       wholly for      cash, and in any event 20%,
       of its issued share capital

7      Authorize the Directors to repurchase shares              Mgmt          For                            For
       in the Company not exceeding 10% of its issued
       share capital




--------------------------------------------------------------------------------------------------------------------------
 ICADE SA, PARIS                                                                             Agenda Number:  702105885
--------------------------------------------------------------------------------------------------------------------------
        Security:  F4931M119
    Meeting Type:  EGM
    Meeting Date:  30-Oct-2009
          Ticker:
            ISIN:  FR0000035081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

1.     Approve the merger by absorption of SIICInvest            Mgmt          For                            For
       by ICADE

2.     Approve the recognition of the fulfillment of             Mgmt          For                            For
       the precedent conditions and date of completion
       of the merger

3.     Amend Article 5 of the Statutes [share capital]           Mgmt          For                            For
       under the precedent condition to the merger

4.     Powers for formalities                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ICADE SA, PARIS                                                                             Agenda Number:  702227821
--------------------------------------------------------------------------------------------------------------------------
        Security:  F4931M119
    Meeting Type:  MIX
    Meeting Date:  16-Feb-2010
          Ticker:
            ISIN:  FR0000035081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card    directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting   instructions will be
       forwarded to the Global Custodians that have
       become      Registered Intermediaries, on the
       Vote Deadline Date. In capacity as
       Registered Intermediary, the Global Custodian
       will sign the Proxy Card and    forward to
       the local custodian. If you are unsure whether
       your Global         Custodian acts as Registered
       Intermediary, please contact your representative

-      PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR"   AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

-      PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK ABOVE.

E.1    Approve the capital increase with cancellation            Mgmt          For                            For
       of preferential subscription   rights of the
       shareholders in favor of MSREFTurque S.a.r.l.

E.2    Approve the capital increase of the Company               Mgmt          For                            For
       by issuing shares reserved to     members of
       a Company Saving Plan under provision of Articles
       L.3332-18 et seq of the commercial code; authorize
       the Board of Directors to determine the
       modalities

E.3    Approve the contribution in kind of 15,498,230            Mgmt          For                            For
       shares of the Company la       Lucette and
       its remuneration by MSREFTurque S.a.r.l.

E.4    Approve the increase resulting from the contribution      Mgmt          For                            For
       in kind of 15,498,630    shares of the Company
       la Lucette by MSREFTurque S.a.r.l.

E.5    Acknowledge the contribution in kind of 15,498,630        Mgmt          For                            For
       shares of the Company la   Lucette by MSREF
       Turque S.a.r.l. and the resulting capital increase

E.6    Approve the modification of the share capital             Mgmt          For                            For
       specified in the Company's      Statutes

O.7    Appoint Mr. Alfonso Munk as a Board Member                Mgmt          For                            For

O.8    Appoint Mrs. Sabine Schimel as a Board Member             Mgmt          For                            For

O.9    Grant powers                                              Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING TIME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

       PLEASE NOT THAT THE RESOLUTIONS FOR THIS MEETING          Non-Voting    No vote
       ARE IN THE CASE THERE IS NO EARN OUT. THANK
       YOU




--------------------------------------------------------------------------------------------------------------------------
 ICADE SA, PARIS                                                                             Agenda Number:  702230715
--------------------------------------------------------------------------------------------------------------------------
        Security:  F4931M119
    Meeting Type:  MIX
    Meeting Date:  16-Feb-2010
          Ticker:
            ISIN:  FR0000035081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1      Authorize the Board of Directors to increase              Mgmt          For                            For
       the Company's  share capital by a maximum nominal
       amount of EUR 889,155,92 from EUR 75,146,893,91
       to EUR 76,036,049.83 increased by a share premium
       of EUR 48,640,338.65 which share capital increase
       shall be effected by way of the issuance of
       584,941 new shares, the shareholders preferential
       subscription rights in connection with the
       shares to be issued pursuant to this resolutions
       in favor of MSREF torque S.A.R.L the shareholders
       meeting delegates all powers to the Board of
       Directors in accordance with applicable law
       to all necessary measures and accomplish all
       necessary formalities in connection with the
       share capital increase to be effected pursuant
       to this resolutions

2      Authorize the Board of Directors to increase              Mgmt          For                            For
       the Company's share capital by a maximum amount
       of EUR10,000 on one or more occasion, in favour
       of the employees of the Company and of Companies
       related to the Company who are Members of a
       Company savings plan; this delegation is given
       for a 26-month period; the shareholders meeting
       decides to cancel the shareholders preferential
       subscriptions rights in connection with the
       shares to be issued pursuant to this resolution;
       the shareholders meeting delegates all powers
       to the Board of Directors in accordance with
       a applicable law to take all necessary measures
       and accomplish all necessary formalities in
       connection with the share capital increase
       to be effected pursuant to this resolutions

3.     Acknowledge the relevant documents, including             Mgmt          For                            For
       in particular the contribution agreement between
       the Company and MSREF [the contribution agreement],
       pursuant to which it is provided that MSREF
       shall contribute 15,498,630 Compagnie La Lucette
       shares to the Company [the contribution] acknowledges
       the completion of all but one of the conditions
       precedent set forth in Article 5.1 (c) of the
       contribution agreement acknowledges that there
       has been an event resulting in an earn-out
       being due as a result, acknowledges that the
       aggregate value of the contribution shall be
       EUR 161,858,168.00 subject to the approval
       of the Resolutions 4 and 5 below, acknowledges
       that the contributions shall be effected in
       consideration on for the  issuance of  1,759,289
       new shares of the Company to MSREF it being
       understood that such shares shall be issued
       with a total contribution premium of EUR 146,289,966.00
       increased by a cash earn out in the amount
       of EUR 12,995,083.00 the shareholders meeting
       delegates all powers to the Chief Executive
       officers of the Company to take all necessary
       measures and accomplish all necessary formalities
       in connection with the contribution

4      Approve the resolution 3 the shareholders meeting         Mgmt          For                            For
       delegates all powers to the Board of Directors
       to increase the Company's share capital from
       EUR 75,146,893.91 by way of issuance of  EUR
       77,821, 012.91 by way of the issuance of 1,759,289
       new shares in addition the cash ear out in
       the amount of EUR 12,995,083.00 the difference
       between the contribution amount [EUR 161, 959,168.00]
       and the nominal value of the shares issued
       in consideration for the contribution [EUR
       2,674,119.00], increased by a cash earn out
       in the amount of EUR 12,995,083.00 represents
       a contribution premium of EUR 146,289,966.00

5      Approve the resolution 3 and 4 the shareholders           Mgmt          For                            For
       meeting acknowledges that the contribution
       resulting share capital increase in a total
       amount of EUR 148,964,085.00 [including a contribution
       premium of EUR 146,289,966.00 in addition to
       the cash earn out in the amount of EUR 12,995,083.00
       are completed; as a result of the completion
       of the share capital increase provided by this
       resolution, the Company's share capital amounts
       to EUR 77,821,012.91 consisting of 51,052,420
       shares the shareholders meeting delegates all
       powers to the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities

6      Approve the resolution 5 the shareholders meeting         Mgmt          For                            For
       decides to amend Article 5 of the Company's
       Bylaws [share capital] so that it provides
       that the Company's share capital is set at
       EUR 77,821,012.91 and is divided into 51,052,420
       fully paid shares of the same class

7      Appoint Mr. Alfonso Munk as a Member of the               Mgmt          For                            For
       Board of Directors of the Company for a duration
       of 4 year, subject to the completion of the
       share capital increase referenced in resolution
       1 above

8      Appoint Ms. Sabine Schimel as a Member of the             Mgmt          For                            For
       Board of Directors of the Company for a duration
       of 4 years, subject to the completion of the
       share capital increase referenced in the resolution
       1 above

9      Grant full authority to the bearer of an original,        Mgmt          For                            For
       a copy or an excerpt of the minutes of this
       meeting to carry out all filings, publication
       and other formalities required Bylaw

       PLEASE NOTE THAT THE RESOLUTIONS FOR THIS MEETING         Non-Voting    No vote
       ARE IN THE CASE THERE IS AN EARN OUT. THANK
       YOU




--------------------------------------------------------------------------------------------------------------------------
 ICADE SA, PARIS                                                                             Agenda Number:  702283499
--------------------------------------------------------------------------------------------------------------------------
        Security:  F4931M119
    Meeting Type:  MIX
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  FR0000035081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR"   AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

-      French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card    directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting   instructions will be
       forwarded to the Global Custodians that have
       become      Registered Intermediaries, on the
       Vote Deadline Date. In capacity as
       Registered Intermediary, the Global Custodian
       will sign the Proxy Card and    forward to
       the local custodian. If you are unsure whether
       your Global         Custodian acts as Registered
       Intermediary, please contact your representative

-      PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       https://balo.journal-officiel.gouv.fr/pdf/2010/0308/201003081000553.pdf

O.1    Approve the Company's financial statements for            Mgmt          For                            For
       the FYE on 31 DEC 2009

O.2    Approve the Statutory Auditors' special report            Mgmt          For                            For
       on the agreements and          undertakings
       pursuant to Article L. 225-38 of the commercial
       code

O.3    Grant discharge of duties to the Chief Executive          Mgmt          For                            For
       Officer and to the Board     members

O.4    Approve the allocation of income                          Mgmt          For                            For

O.5    Approve the consolidated financial statements             Mgmt          For                            For
       for the FYE on 31 DEC 2009

O.6    Approve to set the amount for the attendance              Mgmt          For                            For
       allowances allocated to the      Board of Directors

O.7    Authorize the Board of Directors to operate               Mgmt          For                            For
       on the Company's shares

E.8    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital by cancellation  of treasury
       shares

E.9    Approve the merger-absorption of SCI XM Clermont          Mgmt          For                            For
       Ferrand by Icade

E.10   Powers to accomplish the formalities associated           Mgmt          For                            For
       to the merger

E.11   Powers to accomplish the formalities                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ING OFFICE FUND                                                                             Agenda Number:  702149938
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49560107
    Meeting Type:  AGM
    Meeting Date:  30-Nov-2009
          Ticker:
            ISIN:  AU000000IOF6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.          Non-Voting    No vote
       SHOULD YOU WISH TO ATTEND THE MEETING PERSONALLY,
       YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING
       YOUR CLIENT REPRESENTATIVE. THANK YOU

       Receive a presentation on the results and activities      Non-Voting    No vote
       of the Fund for the FYE 30 JUN 2009 and an
       update of the activities post 30 JUN 2009




--------------------------------------------------------------------------------------------------------------------------
 IVG IMMOBILIEN AG, BONN                                                                     Agenda Number:  702412014
--------------------------------------------------------------------------------------------------------------------------
        Security:  D36953103
    Meeting Type:  AGM
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  DE0006205701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 29 APR 2010 , WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2009 financial year with
       the report of the Supervisory Board, the group
       financial statements, the group annual report,
       and the reports pursuant to Sections 289(4),
       289(5), 315(2)5, and 315(4) of the German Commercial
       Code

2.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

3.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

4.a    Election of Detlef Bierbaum to the Supervisory            Mgmt          For                            For
       Board

4.b    Election of Wolfgang Herr to the Supervisory              Mgmt          For                            For
       Board

4.c    Election of Klaus R. Mueller to the Supervisory           Mgmt          For                            For
       Board

4.d    Election of Bernd Thiemann to the Supervisory             Mgmt          For                            For
       Board

5.     Resolution on the approval of the remuneration            Mgmt          For                            For
       system for the Board of Managing Directors

6.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital II, the creation of a new
       authorized capital II, and the corresponding
       amendment to the articles of association The
       existing authorized capital II of up to EUR
       10,000,000 shall be revoked. The Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the share
       capital by up to EUR 12,600,000 through the
       issue of new bearer no-par shares, on or before
       May 19, 2015 (authorized capital II). Shareholders
       subscription rights may be excluded for a capital
       increase of up to 10 pct. of the share capital
       if the shares are issued at a price not materially
       below their market price, and for residual
       amounts

7.     Authorization to issue convertible and/or war-rant        Mgmt          For                            For
       bonds, the creation of contingent capital,
       and the corresponding amendment to the articles
       of association The Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue bearer bonds of
       up to EUR 2,000,000,000 conferring con-version
       and/or option rights for shares of the company,
       on or before May 19, 2015 (authorization II).
       However, the total amount of bonds issued on
       the basis of this authorization and the authorization
       given by the shareholders' meeting of May 24,
       2007, (authorization I) shall not exceed EUR
       2,000,000,000. Shareholders shall be granted
       subscription rights except for the issue of
       bonds conferring conversion and/or option rights
       for shares of the company of up to 10 pct.
       of the share capital at a price not materially
       be-low their theoretical market value, for
       residual amounts, and for the granting of such
       rights to holders of conversion or option rights.
       The company's share capital shall be increased
       accordingly by up to EUR 30,000,000 through
       the issue of up to 30,000,000 new no-par shares,
       in sofar as conversion and/or option rights
       are exercised (contingent capital 2010)

8.     Authorization to acquire own shares The company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10 pct. of its share capital, at a price
       not differing more than 10 pct. from the market
       price of the shares, on or before May 19, 2015.
       The Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions, and to retire the shares

9.     Amendment to Section 2 of the articles of association     Mgmt          For                            For
       in respect of the object of the company being
       adjusted to reflect the company's broader scope
       of business activities

10.    Amendment to Section 16 of the articles of association    Mgmt          For                            For
       in respect of the remuneration for the Supervisory
       Board being adjusted as follows: Each member
       of the Supervisory Board shall receive a fixed
       annual remuneration of EUR 20,000 plus a performance
       related remuneration of up to EUR 20,000. The
       chairman of the Supervisory Board shall receive
       twice, and the deputy chairman one and a half
       times, these amounts. In addition, the members
       of the Audit Committee shall receive a fixed
       annual remuneration of EUR 4,000 and the members
       of any other committee (except for the Nomination
       Committee) EUR 2,500. Furthermore, an attendance
       of EUR 1,000 shall be paid to the members of
       the Supervisory board and of the Audit Committee
       per Board meeting and Committee meeting, respectively

11.    Amendments to the articles of association in              Mgmt          For                            For
       accordance with the Law on the Implementation
       of the Shareholder Rights Directive (ARUG)
       a) Section 18(3), in respect of the shareholders'
       meeting being convened at least 30 days prior
       to the meeting, the day of the convocation
       and the day of the shareholders' meeting not
       being included in the calculation of the 30
       day period b) Section 21(3), in respect of
       proxy-voting instructions being issued in written
       form or another manner determined by the company
       c) Section 21(4), in respect of the Board of
       Managing Directors being authorized to permit
       shareholders to absentee vote at a shareholders'
       meeting d) Section 18(4), in respect of the
       Board of Managing Directors or the chairman
       of the shareholders' meeting being authorized
       to permit the audiovisual trans-mission of
       the shareholders' meeting

12.    Appointment of PricewaterhouseCoopers AG, Dusseldorf      Mgmt          For                            For
       as the Auditors for the 2010 financial year
       and The shareholder BLACKSMITH Fund Limited
       has put forth the following additional items
       for resolution pursuant to Sections 122(2)
       and 124(1) of the German Stock Corporation
       Act

13.    Please note that is a share holder proposal:              Shr           For                            Against
       Appointment of a special auditor pursuant to
       section 142(1) of the German Stock Corporation
       Act for the examination of the acts of the
       Supervisory Board members Matthias von Krockow
       and Detlef Bierbaum in the acquisition of the
       majority share of Oppenheim Immobilien-Kapitalanlage-gesellschaft
       mbH

14.    Please note that is a share holder proposal:              Shr           For                            Against
       Appointment of a special representative pursuant
       to sections 147(1) and (2) of the German Stock
       Corporation Act for the assertion of claims
       for damages against members of the Board of
       Managing Directors and the Supervisory Board
       in connection with the Airrail-Center project
       The Board of Managing Directors recommends
       rejecting these proposals




--------------------------------------------------------------------------------------------------------------------------
 JAPAN PRIME REALTY INVESTMENT CORP, TOKYO                                                   Agenda Number:  702057541
--------------------------------------------------------------------------------------------------------------------------
        Security:  J2741H102
    Meeting Type:  EGM
    Meeting Date:  08-Sep-2009
          Ticker:
            ISIN:  JP3040890000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Board to
       Make Rules  Governing Exercise of Investors'
       Rights, Expand Investment Lines

2      Appoint an Executive Director                             Mgmt          For                            For

3      Appoint a Supplementary Executive Director                Mgmt          For                            For

4.1    Appoint a Supervisory Director                            Mgmt          For                            For

4.2    Appoint a Supervisory Director                            Mgmt          For                            For

5      Appoint a Supplementary Supervisory Director              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD, SINGAPORE                                                                  Agenda Number:  702317389
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  EGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt, a new restricted share plan            Mgmt          For                            For
       to be known as the "KLL Restricted Share Plan"
       (the "KLL RSP"), under which awards ("RSP Awards")
       of fully paid-up ordinary shares in the capital
       of the Company ("Shares"), their equivalent
       cash value or combinations thereof will be
       granted, free of payment, to eligible participants
       under the KLL RSP, summary details of which
       are set out in the Circular to Shareholders
       dated 25 MAR 2010 (the "Circular"), with effect
       from the date of termination of the KLL Share
       Option Scheme; authorize the Directors of the
       Company: (a) to establish and administer the
       KLL RSP; and (b) to modify and/or alter the
       KLL RSP at any time and from time to time,
       provided that such modification and/or alteration
       is effected in accordance with the provisions
       of the KLL RSP, and to do all such acts and
       to enter into all such transactions and arrangements
       as may be necessary or expedient in order to
       give full effect to the KLL RSP; and to grant
       RSP Awards in accordance with the provisions
       of the KLL RSP and to allot and issue from
       time to time such number of fully paid-up Shares
       as may be required to be delivered pursuant
       to the vesting of RSP Awards under the KLL
       RSP, provided that the total number of new
       Shares which may be issued or Shares which
       may be delivered pursuant to RSP Awards granted
       under the KLL RSP, when added to the total
       number of new Shares issued and issuable or
       existing Shares delivered and deliverable in
       respect of all awards granted under the KLL
       RSP, all awards granted under the KLL PSP (as
       defined in Ordinary Resolution 2 below), and
       all Shares, options or awards granted under
       any other share scheme of the Company then
       in force, shall not exceed 10% of the issued
       share capital of the Company (excluding treasury
       shares) on the day preceding the relevant date
       of the RSP Award

2.     Approve and adopt, a new performance share plan           Mgmt          For                            For
       to be known as the "KLL Performance Share Plan"
       (the "KLL PSP"), under which awards ("PSP Awards")
       of fully paid-up Shares, their equivalent cash
       value or combinations thereof will be granted,
       free of payment, to eligible participants under
       the KLL PSP, summary details of which are set
       out in the Circular, with effect from the date
       of termination of the KLL Share Option Scheme;
       authorize the Directors of the Company: (a)
       to establish and administer the KLL PSP; and
       (b) to modify and/or alter the KLL PSP at any
       time and from time to time, provided that such
       modification and/or alteration is effected
       in accordance with the provisions of the KLL
       PSP, and to do all such acts and to enter into
       such transactions and arrangements as may be
       necessary or expedient in order to give full
       effect to the KLL PSP; and to grant PSP Awards
       in accordance with the provisions of the KLL
       PSP and to allot and issue from time to time
       such number of fully paid-up Shares as may
       be required to be delivered pursuant to the
       vesting of PSP Awards under the KLL PSP, provided
       that the total number of new Shares which may
       be issued or Shares which may be delivered
       pursuant to PSP Awards granted under the KLL
       PSP, when added to the total number of new
       Shares issued and issuable or existing Shares
       delivered and deliverable in respect of all
       awards granted under the KLL PSP, all awards
       granted under the KLL RSP, and all Shares,
       options or awards granted under any other share
       scheme of the Company then in force, shall
       not exceed 10% of the issued share capital
       of the Company (excluding treasury shares)
       on the day preceding the relevant date of the
       PSP Award

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN THE TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD, SINGAPORE                                                                  Agenda Number:  702325994
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Directors' report and               Mgmt          For                            For
       Audited accounts FYE 31 DEC 2009

2      Declare a final dividend of 8 cents per share             Mgmt          For                            For
       FYE 31 DEC 2009 to which the dividend Reinvestment
       Scheme shall apply

3      Re-elect Mr. Kevin Wong Kingcheung as a Director,         Mgmt          For                            For
       who retires pursuant to Article 94 or Article
       100 of the Company's Articles of Association

4      Re-elect Mr. Edward Lee Kwong Foo as a Director,          Mgmt          For                            For
       who retires pursuant to Article 94 or Article
       100 of the Company's Articles of Association

5      Re-elect Mrs. Koh-Lim Wen Gin as a Director,              Mgmt          For                            For
       who will retire pursuant to Article 94 or Article
       100 of the Company's Articles of Association

6      Approve the Directors' fees of SGD 667,000 FYE            Mgmt          For                            For
       31 DEC 2009

7      Re-appoint Messrs Ernst & Young as the Auditors,          Mgmt          For                            For
       and authorize the Directors to fix their remuneration

8      Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the Companies Act, Chapter
       50 of Singapore [the Companies Act] and Article
       8(B) of the Company's Articles of Association,
       to: a) issue shares in the capital of the Company
       ("shares"), whether by way of rights, bonus
       or otherwise, and including any capitalization
       pursuant to Article 136 and/or Article 136A
       of the Company's Articles of Association of
       any sum for the time being standing to the
       credit of any of the Company's reserve accounts
       or any sum standing to the credit of the profit
       and loss account or otherwise available for
       distribution; and/or to make or grant offers,
       agreements or options that might or would require
       Shares to be issued (including but not limited
       to the creation and issue of (as well as adjustments
       to)warrants, debentures or other instruments
       convertible into Shares)(collectively Instruments),
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and (notwithstanding that the authority
       so conferred by this Resolution, may have ceased
       to be in force) issue Shares in pursuance of
       any instrument made or granted by the Directors
       of the Company while the authority was in force;
       provided that: the aggregate number of shares
       to be issued pursuant to this Resolution (including
       Shares to be issued in pursuance of instruments
       made or granted pursuant to this Resolution
       and any adjustment effected under any relevant
       Instrument); (until 31 DEC 2010 or such later
       date as may be determined by Singapore Exchange
       Securities Trading Limited("SGX-ST")) by way
       of renounceable rights issues on a pro rata
       basis to shareholders of the Company ("Renounceable
       Rights Issues") shall not exceed 100% of the
       total number of issued Shares (excluding treasury
       Shares)(as calculated in accordance with this
       resolution); otherwise than by way of Renounceable
       Rights Issues(("Other Shares Issues") shall
       not exceed 50% of the total number of Issued
       Shares (excluding treasury shares )(as calculated
       in accordance with this resolution) of which
       the aggregate number of Shares to be issued
       other then on a pro rata basis to shareholders
       of the Company shall not exceed 20% of the
       total number of issued Shares(excluding treasury
       Shares) (as calculated in accordance with this
       resolution); b) the shares to be issued under
       the Renounce able Rights Issues and Other Share
       Issues shall not ,in aggregate exceed 100%
       of the total number of issued Shares (excluding
       treasury Shares) (as calculated in this resolution);
       c) (subject to such manner of calculation as
       may be prescribed by the SGX-ST) for the purpose
       of determining the aggregate number of Shares
       that may be issued under this resolution, the
       percentage of issued Shares shall be calculated
       based on the total number of Shares (excluding
       treasury Shares) at the time this Resolution
       is passed, after adjusting for: new Shares
       arising from the conversion or exercise of
       convertible securities or share options or
       vesting of share awards which are outstanding
       or subsisting as at the time this Resolution
       is passed; and any subsequent bonus issue,
       consolidation or sub-division of Shares; in
       exercising the authority granted under this
       Resolution, the Company shall comply with the
       provisions of the Companies Act, the Listing
       Manual of the SGX-ST for the time being in
       force (unless such compliance has been waived
       by the SGX-ST) and the Articles of Association
       for the time being of the Company; (unless
       revoked or varied by the Company in general
       meeting) the authority conferred by this Resolution
       shall continue in force until the conclusion
       of the next annual general meeting of the Company
       or the date by which the next AGM is required
       by law to be held, whichever is the earlier

9      Authorize the Directors, subject to and pursuant          Mgmt          Against                        Against
       to the share issue mandate in Resolution 8
       being obtained, to fix the issue price for
       new Shares that may be issued other than on
       a pro rata basis to shareholders of the Company
       at an issue price per new Share which shall
       be determined by the Directors in their absolute
       discretion provided that such price shall not
       represent more than a 20%, discount for new
       Shares to the weighted average price per Share
       determined in accordance with the requirements
       of the SGX-ST, until 31 DEC 2010 or such later
       date as may be determined by the SGX-ST

10     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of, in connection with or where
       contemplated by the Dividend Reinvestment Scheme
       to: allot and issue from time to time, such
       number of Shares in the capital of the Company,
       and/or notwithstanding that the authority conferred
       by this Resolution may have ceased to be in
       force, allot and issue such number of Shares
       in the capital of the Company pursuant to the
       application of the Dividend Reinvestment scheme
       to any dividend which was approved while the
       conferred by this Resolution was in force,
       at any time and upon such terms and conditions
       and to or with such persons as the Directors
       of the Company may, in their absolute discretion,
       deem fit

11     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, to purchase
       or otherwise acquire issued ordinary Shares
       fully paid in the capital of the Company not
       exceeding in aggregate the maximum Limit (as
       hereafter defined), at such price(s) as may
       be determined by the Directors of the Company
       from time to time up to the Maximum Price (as
       hereafter defined), whether by way of: (a)
       market purchase(s) each a "Market Purchase")
       on the SGX-ST; and/or (b) off-market purchase(s)
       (each an "Off-Market Purchases") in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act;
       and otherwise in accordance with all other
       laws and regulations, including but not limited
       to, the provisions of the Companies Act and
       listing riles of the SGX-ST as may for the
       time being be applicable, be and is hereby
       authorized and approved generally and unconditionally
       (the "Share Purchase Mandate"); unless varied
       or revoked by the members of the Company in
       a general meeting; the authority conferred
       on the Directors of the Company pursuant to
       the Share Purchase Mandate may be exercised
       by the Directors of the Company at any time
       and from time to time during the period commencing
       from the date of the passing of this Ordinary
       Resolution and expiring on the earlier of:
       the date of which the next AGM of the Company
       is held or required by law to be held; or the
       date on which the purchases or acquisitions
       of Shares by the Company pursuant to the Share
       Purchase Mandate are carried out to the full
       extent mandated; in this Ordinary Resolution:
       "Maximum Limit", "Relevant Period" " Maximum
       price", "Average Closing price" are as specified
       authorize the Directors of the Company and/or
       any of them to complete and do all such acts
       and things (including without limitation, executing
       such documents as may be required) as they
       and/or he may consider necessary expedient,
       incidental or in the interest of the Company
       to give effect to the transactions contemplated
       and/or authorized by this ordinary Resolution

12     Authorize the Company, for the purposes of Chapter        Mgmt          For                            For
       9 of the Listing Manual of the SGX-ST, its
       subsidiaries and target associated Companies
       (as defined in the circular to shareholders
       dated 25 MAR 2010 (the "Circular"), or any
       of them, to enter into any of the transactions
       falling within the types of interested Person
       Transactions described in the Circular with
       any person who falls within the classes of
       interested Persons described in the Circular,
       provided that such transactions are made on
       normal commercial terms and in accordance with
       the review procedures for Interested Person
       Transactions as set out in the Circular (the
       "IPT Mandate"); the IPT Mandate shall, unless
       revoked or varied by the Company in general
       meeting, continue in force until the date that
       the next AGM of the Company is held or is required
       by law to be held, whichever is earlier; authorize
       the Audit Committee of the Company to take
       such action as it deems proper in respect of
       such procedures and/or to modify or implement
       such procedures as may be necessary to take
       into consideration any amendment to Chapter
       9 of the Listing Manual of the SGX-ST which
       may be prescribed by the SBX-ST from time to
       time; and authorize the Directors of the Company
       to complete and do all such acts and things
       (including, without limitation, executing all
       such documents as may be required) as they
       and/or he may consider necessary, expedient,
       incidental or in the Interest of the Company
       to give effect to the IPT Mandate and/or this
       Ordinary Resolution

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  702321314
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  AGM
    Meeting Date:  04-May-2010
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditor
       for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.a    Re-elect Mr. Qian Shaohua as a Director                   Mgmt          For                            For

3.b    Re-elect Mr. Chan Wai Ming William as a Director          Mgmt          Against                        Against

3.c    Re-elect Mr. Ku Moon Lun as a Director                    Mgmt          For                            For

4      Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Directors  of the Company
       to fix its remuneration

5.a    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with          additional shares
       in the share capital of the Company and make
       or grant       offers, agreements, options
       and other rights, or issue warrants and other
       securities including bonds, debentures
       and notes convertible into shares of   the
       Company during and after the end of the relevant
       period shall not exceed  the aggregate of 20
       % of the aggregate nominal amount of the share
       capital of the Company and the nominal amount
       of any share capital of the Company
       repurchased by the Company  up to a maximum
       equivalent to 10% of the          aggregate
       nominal amount of the share capital of the
       Company otherwise than   pursuant to, CONTD

-      CONTD a rights issue or the exercise of any               Non-Voting    No vote
       option under any Share Option     Scheme or
       similar arrangement for the being adopted for
       the grant or issue to option holders of shares
       in the Company; or any scrip dividend or similar
       arrangement providing for the allotment
       of shares in lieu of the whole or     part
       of a dividend on share of the Company in accordance
       with the Bye-laws of the Company; or any adjustment,
       after the date of grant or issue of any
       options, rights to subscribe or other securities,
       in the price at which       shares in the Company
       shall be subscribed, and/or in the number of
       shares in  the Company which shall be subscribed,
       on exercise of relevant rights under   such
       options, warrants or other securities, such
       adjustment CONTD

-      CONTD being made in accordance with, or as contemplated   Non-Voting    No vote
       by , the terms of     such options, rights
       to subscribe or other securities;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the period within
       which the next AGM of the Company is required
       by the Bye-laws of the Company  or any other
       applicable laws of Bermuda to be held

5.b    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares during    the relevant period,
       on the Stock Exchange of Hong Kong Limited
       or on any     other stock exchange on which
       the shares of the Company may be tested and
       recognized by the securities and Futures
       Commissions of Hong Kong and Stock   Exchange
       for such purposes, subject to and in accordance
       with all applicable  laws and regulations,
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company;
       Authority expires the earlier of the
       conclusion of the next AGM of the Company
       or the expiry of the period within  the next
       AGM of the Company or any other applicable
       laws of Bermuda to be     held

5.c    Approve, conditional upon the passing of Resolution       Mgmt          Against                        Against
       5.B, to extend the        general mandate granted
       to the Directors of the company to allot shares
       pursuant to Resolution 5.A, of an amount
       representing the aggregate nominal   amount
       of the share capital of the Company repurchased
       pursuant to such       general mandate, by
       the Company under the authority granted by
       the Resolution 5.B




--------------------------------------------------------------------------------------------------------------------------
 KILROY REALTY CORPORATION                                                                   Agenda Number:  933230396
--------------------------------------------------------------------------------------------------------------------------
        Security:  49427F108
    Meeting Type:  Annual
    Meeting Date:  20-May-2010
          Ticker:  KRC
            ISIN:  US49427F1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN B. KILROY, SR.                                       Mgmt          For                            For
       JOHN B. KILROY, JR.                                       Mgmt          For                            For
       EDWARD F. BRENNAN,PH.D.                                   Mgmt          For                            For
       WILLIAM P. DICKEY                                         Mgmt          For                            For
       SCOTT S. INGRAHAM                                         Mgmt          For                            For
       DALE F. KINSELLA                                          Mgmt          For                            For

02     AMENDMENT TO KILROY REALTY 2006 INCENTIVE AWARD           Mgmt          Against                        Against
       PLAN




--------------------------------------------------------------------------------------------------------------------------
 KIMCO REALTY CORPORATION                                                                    Agenda Number:  933237009
--------------------------------------------------------------------------------------------------------------------------
        Security:  49446R109
    Meeting Type:  Annual
    Meeting Date:  05-May-2010
          Ticker:  KIM
            ISIN:  US49446R1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       M. COOPER                                                 Mgmt          For                            For
       P. COVIELLO                                               Mgmt          For                            For
       R. DOOLEY                                                 Mgmt          For                            For
       J. GRILLS                                                 Mgmt          For                            For
       D. HENRY                                                  Mgmt          For                            For
       F.P. HUGHES                                               Mgmt          For                            For
       F. LOURENSO                                               Mgmt          For                            For
       R. SALTZMAN                                               Mgmt          For                            For

02     THE APPROVAL OF THE COMPANY'S 2010 EQUITY PARTICIPATION   Mgmt          For                            For
       PLAN AS DESCRIBED IN THE ACCOMPANYING PROXY
       STATEMENT.

03     THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2010.




--------------------------------------------------------------------------------------------------------------------------
 KWG PROPERTY HOLDING LTD                                                                    Agenda Number:  702387108
--------------------------------------------------------------------------------------------------------------------------
        Security:  G53224104
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  KYG532241042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419269.pdf

1      Receive and approve the Audited consolidated              Mgmt          For                            For
       financial statements and the     report of
       the Directors and the Auditors' report of the
       Company for the YE 31 DEC 2009

2      Declare a final dividend of RMB 5 cents per               Mgmt          For                            For
       share

3.a    Re-elect Mr. Yu Yao Sheng as an Executive Director        Mgmt          Against                        Against
       of the Company

3.b    Re-elect Mr. Lee Ka Sze, Carmelo as an Independent        Mgmt          For                            For
       non-executive Director of  the Company

3.c    Re-elect Mr. Dai Feng as an Independent non-executive     Mgmt          For                            For
       Director of the Company

3.d    Re-elect Mr. Tam Chun Fai as an Independent               Mgmt          For                            For
       non-executive Director of the     Company

3.e    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' fee

4      Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the     Board of
       Directors of the Company to fix their remuneration

5      Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue or deal with shares of the Company not
       exceeding 20% of the aggregate nominal amount
       of the issued   share capital of the Company
       as at the date of passing this resolution

6      Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company    not exceeding 10%
       of the nominal amount of the issued share capital
       of the    Company as at the date of passing
       this resolution

7      Approve to extend the general mandate to issue            Mgmt          Against                        Against
       shares of the Company under    Resolution 5
       by adding the nominal amount of the shares
       repurchased under     Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 LAND SECURITIES GROUP PLC  R.E.I.T, LONDON                                                  Agenda Number:  702167102
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5375M118
    Meeting Type:  OGM
    Meeting Date:  14-Dec-2009
          Ticker:
            ISIN:  GB0031809436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors, for a period of 5 years          Mgmt          For                            For
       from the date of this resolution, to offer
       any holders of ordinary shares of 10 pence
       each in the capital of the Company, the right
       to elect to receive ordinary shares of 10 pence
       each in the capital of the Company credited
       as fully paid, instead of cash in respect of
       the whole [or some part, to be determined by
       the Directors] of the dividend declared during
       the period starting from the date of this resolution
       and ending at the beginning of the 5th AGM
       of the Company following the date of this resolution
       and shall be permitted to do all acts and things
       required or permitted to be done in Article
       128.2 of the Articles of Association of the
       Company; and to capitalize the aggregate nominal
       value of new ordinary shares in the Company
       falling to be allotted pursuant to the elections
       made pursuant to this resolution above out
       of the amount standing to the credit of reserves
       [including any share premium account or capital
       redemption reserve] or profit and loss account,
       as the Directors may determine, to apply the
       sum in paying up such new ordinary shares in
       full and allot such new ordinary shares or,
       as applicable, sell ordinary shares as are
       held in treasury by the Company, to the shareholders
       of the Company validly making such elections




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY PROPERTY TRUST                                                                      Agenda Number:  933255716
--------------------------------------------------------------------------------------------------------------------------
        Security:  531172104
    Meeting Type:  Annual
    Meeting Date:  20-May-2010
          Ticker:  LRY
            ISIN:  US5311721048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J. ANTHONY HAYDEN                                         Mgmt          For                            For
       M. LEANNE LACHMAN                                         Mgmt          For                            For
       STEPHEN D. STEINOUR                                       Mgmt          For                            For

02     APPROVAL OF THE PROPOSAL TO ELIMINATE THE CLASSIFICATION  Mgmt          For                            For
       OF OUR BOARD OF TRUSTEES.

03     APPROVAL OF THE PROPOSAL TO RATIFY THE SELECTION          Mgmt          For                            For
       OF ERNST & YOUNG LLP AS THE TRUST'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.




--------------------------------------------------------------------------------------------------------------------------
 MIRVAC GROUP                                                                                Agenda Number:  702125611
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q62377108
    Meeting Type:  MIX
    Meeting Date:  19-Nov-2009
          Ticker:
            ISIN:  AU000000MGR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 4, 5, 6 AND VOTES CAST BY ANY INDIVIDUAL
       OR RELATED PARTY WHO BENEFIT FROM THE PASSING
       OF THE PROPOSAL/S WILL BE DISREGARDED. HENCE,
       IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO
       OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE (OR
       VOTE 'ABSTAIN') FOR THE RELEVANT PROPOSAL ITEMS.

1.     To receive and consider the: financial reports            Non-Voting    No vote
       of the Group; the Directors' reports and the
       Independent Audit report for each entity for
       the YE 30 JUN 2009

       PLEASE NOTE THAT THE RESOLUTIONS 2.1, 2.2, 3              Non-Voting    No vote
       AND 4 ARE OF MIRVAC LIMITED. THANK YOU.

2.1    Re-elect Mr. Paul Biancardi as a Director of              Mgmt          For                            For
       the Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of the Mirvac
       Limited's Constitution

2.2    Re-elect Mr. Adrian Fini as a Director of the             Mgmt          For                            For
       Mirvac Limited, who retires by rotation in
       accordance with Clause 10.3 of the Mirvac Limited's
       Constitution

3.     Adopt the remuneration report of the Mirvac               Mgmt          For                            For
       Limited for the YE 30 JUN 2009

4.     Approve, with effect from 01 JUL 2009, to increase        Mgmt          For                            For
       the remuneration of the Non-Executive Directors
       of the Mirvac Limited for services provided
       to the Mirvac Limited or to any of its controlled
       entities by AUD 500,000 per annum to an aggregate
       maximum sum of AUD 1,950,000 per annum, with
       such remuneration to be divided among the Non-Executive
       Directors in such proportion and manner as
       the Director agree [or in default of agreement,
       equally]

       PLEASE NOTE THAT THE RESOLUTIONS 5 AND 6 ARE              Non-Voting    No vote
       OF MIRVAC LIMITED AND MIRVAC PROPERTY TRUST.
       THANK YOU

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purpose of ASX Listing Rule 10.14, the offer
       of performance rights by the Group to Mr. Nicholas
       Collishaw [Managing Director] in the Group's
       Long Term Performance Plan on the terms of
       that Plan and as specified

6.     Ratify and approve the following issues of stapled        Mgmt          For                            For
       securities of the Group for the purposes of
       ASX Listing Rule 7.4 and for all other purposes:
       the issue of 80,000,000 stapled securities
       as part of the Institutional Placement in DEC
       2008 and the issue of 152,515,180 stapled securities
       as part of the Institutional Placement in JUN
       2009




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI ESTATE COMPANY,LIMITED                                                           Agenda Number:  702489712
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43916113
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  JP3899600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3.     Renewal of Countermeasures to Large-Scale Acquisitions    Mgmt          Against                        Against
       of Mitsubishi Estate Co.,  Ltd. Shares (Takeover
       Defense Measures)




--------------------------------------------------------------------------------------------------------------------------
 MITSUI FUDOSAN CO.,LTD.                                                                     Agenda Number:  702489700
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4509L101
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  JP3893200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MRV ENGENHARIA PARTICIPACOES SA                                                             Agenda Number:  702092634
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6986W107
    Meeting Type:  EGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  BRMRVEACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

I.     Approve the nomination of Mr. Joao Batista De             Mgmt          For                            For
       Abreu to join the Board of Directors of the
       Company, as an Independent Member, to replace
       Mr. Roberto Miranda De Lima, who resigned from
       the position

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MRV ENGENHARIA PARTICIPACOES SA                                                             Agenda Number:  702173181
--------------------------------------------------------------------------------------------------------------------------
        Security:  P6986W107
    Meeting Type:  EGM
    Meeting Date:  17-Dec-2009
          Ticker:
            ISIN:  BRMRVEACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

a.     Approve the stock split of all common shares              Mgmt          For                            For
       issued by the Company which, should it be approved,
       will result in the creation and attribution
       of 2 new common shares to each shareholder
       of the nominative common share issued by the
       Company, currently outstanding

b.     Amend Article 5 of the By-laws in order to reflect        Mgmt          For                            For
       the alterations arisen from the stock split

c.     Amend the Company's Stock Option Plan in order            Mgmt          For                            For
       to reflect the changes arisen from the stock
       split

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEVELOPMENT CO LTD                                                                Agenda Number:  702139901
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y63084126
    Meeting Type:  AGM
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  HK0017000149
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Adopt the audited statement of accounts and               Mgmt          For                            For
       the reports of the Directors and the Independent
       Auditors for the YE 30 JUN 2009

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Dr. Cheng Kar-Shun, Henry as a Director          Mgmt          For                            For

3.2    Re-elect Dr. Cha Mou-Sing, Payson as a Director           Mgmt          Against                        Against

3.3    Re-elect Mr. Cheng Kar-Shing, Peter as a Director         Mgmt          For                            For

3.4    Re-elect Mr. Leung Chi-Kin, Stewart as a Director         Mgmt          Against                        Against

3.5    Re-elect Mr. Chow Kwai-Cheung as a Director               Mgmt          For                            For

3.6    Re-elect Ms. Ki Man-Fung, Leonie as a Director            Mgmt          For                            For

3.7    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Joint Auditors and authorize               Mgmt          For                            For
       the Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares of HKD 1.00 each in the capital of the
       Company, during the relevant period, on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the securities of the Company may be listed
       and recognized by the Securities and Futures
       Commission of the Hong Kong and the Stock Exchange
       on share repurchases for such purposes, subject
       to and in connection with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

6.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       of HKD 1.00 each in the capital of the Company
       and to make or grant offers, agreements and
       options [including bonds, warrants and debentures
       convertible into shares of the Company] during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to i) a rights issue; or ii)
       an issue of shares as scrip dividends pursuant
       to the Articles of the Association of the Company
       from time to time; or iii) an issue of shares
       under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the employees of the Company and/or
       any of its subsidiaries of shares or rights
       to acquire shares of the Company; or iv) an
       issue of shares upon conversion by the bondholders
       of their bonds into shares of the Company in
       accordance with the terms and conditions of
       an issue of convertible guaranteed bonds by
       a special purpose subsidiary wholly owned by
       the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

7.     Approve, subject to the passing of Resolutions            Mgmt          Against                        Against
       5 and 6 as specified, to extend the general
       mandate granted to the Directors, to allot,
       issue and deal with the additional shares pursuant
       to Resolution 6 as specified, by the addition
       thereto of an amount representing the aggregate
       nominal amount of the shares in the capital
       of the Company repurchased by the Company under
       authority granted pursuant to Resolution 5,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 NOMURA REAL ESTATE HOLDINGS,INC.                                                            Agenda Number:  702489825
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5893B104
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  JP3762900003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 NOMURA REAL ESTATE OFFICE FUND INC, TOKYO                                                   Agenda Number:  702023398
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5900B105
    Meeting Type:  EGM
    Meeting Date:  27-Jul-2009
          Ticker:
            ISIN:  JP3045530007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

2      Appoint an Executive Director                             Mgmt          For                            For

3      Appoint a Supplementary Executive Director                Mgmt          For                            For

4.1    Appoint a Supervisory Director                            Mgmt          For                            For

4.2    Appoint a Supervisory Director                            Mgmt          For                            For

4.3    Appoint a Supervisory Director                            Mgmt          For                            For

4.4    Appoint a Supervisory Director                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NORWEGIAN PROPERTY AS, STAVANGER                                                            Agenda Number:  702191999
--------------------------------------------------------------------------------------------------------------------------
        Security:  R6370J108
    Meeting Type:  EGM
    Meeting Date:  03-Feb-2010
          Ticker:
            ISIN:  NO0010317811
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO      PROVIDE THE BREAKDOWN
       OF EACH BENEFICIAL OWNER NAME, ADDRESS AND
       SHARE        POSITION TO YOUR CLIENT SERVICE
       REPRESENTATIVE. THIS INFORMATION IS REQUIRED
       IN ORDER FOR YOUR VOTE TO BE LODGED

1      Elect a person to Chair the Meeting                       Mgmt          Abstain                        Against

2      Approve the notice and the agenda                         Mgmt          For                            For

3      Elect a person to co-sign the minutes                     Mgmt          Abstain                        Against

4      Amend the Articles of Association of Section              Mgmt          For                            For
       8 of the Articles of Association in connection
       with notice to the general meeting

5.1    Approve the Power of Attorney for the Board               Mgmt          For                            For
       or Directors to increase the      share capital
       - cash

5.2    Approve the Power of Attorney for the Board               Mgmt          For                            For
       or Directors to increase the      share capital
       -contribution in kind




--------------------------------------------------------------------------------------------------------------------------
 NORWEGIAN PROPERTY AS, STAVANGER                                                            Agenda Number:  702357220
--------------------------------------------------------------------------------------------------------------------------
        Security:  R6370J108
    Meeting Type:  AGM
    Meeting Date:  04-May-2010
          Ticker:
            ISIN:  NO0010317811
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO      PROVIDE THE BREAKDOWN
       OF EACH BENEFICIAL OWNER NAME, ADDRESS AND
       SHARE        POSITION TO YOUR CLIENT SERVICE
       REPRESENTATIVE. THIS INFORMATION IS REQUIRED
       IN ORDER FOR YOUR VOTE TO BE LODGED

1      Election of a person to chair the meeting                 Mgmt          Abstain                        Against

2      Approve the notice and the agenda                         Mgmt          For                            For

3      Election of a person to co-sign the minutes               Mgmt          For                            For

4      Approve the annual accounts and the annual report         Mgmt          For                            For
       for Norwegian Property ASA  for the FY 2009

5      Election of the Board of Directors/Board Members          Mgmt          For                            For

6      Election of the Nomination Committee/Members              Mgmt          For                            For
       to the Nomination Committee

7      Approve the determination of remuneration to              Mgmt          For                            For
       the Members of the Board of      Directors

8      Approve the determination of remuneration to              Mgmt          For                            For
       the members of the Nomination    Committee

9      Approve the Auditors fee                                  Mgmt          For                            For

10     Approve to handle the Board of Directors statement        Mgmt          Against                        Against
       regarding the              specification of
       salaries and other remuneration to the management
       pursuant   to Section 6-16a of the Norwegian
       Public Limited Liability Companies Act

11     Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital - cash

12     Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital - Contribution in kind




--------------------------------------------------------------------------------------------------------------------------
 POST PROPERTIES, INC.                                                                       Agenda Number:  933225612
--------------------------------------------------------------------------------------------------------------------------
        Security:  737464107
    Meeting Type:  Annual
    Meeting Date:  19-May-2010
          Ticker:  PPS
            ISIN:  US7374641071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       ROBERT C. GODDARD, III                                    Mgmt          For                            For
       DOUGLAS CROCKER II                                        Mgmt          For                            For
       DAVID P. STOCKERT                                         Mgmt          For                            For
       HERSCHEL M. BLOOM                                         Mgmt          For                            For
       WALTER M. DERISO, JR.                                     Mgmt          For                            For
       RUSSELL R. FRENCH                                         Mgmt          For                            For
       DALE ANNE REISS                                           Mgmt          For                            For
       STELLA F. THAYER                                          Mgmt          For                            For
       RONALD DE WAAL                                            Mgmt          For                            For

2      TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       FOR 2010.




--------------------------------------------------------------------------------------------------------------------------
 PRIMARIS RETAIL REAL ESTATE INV. TRUST                                                      Agenda Number:  933254562
--------------------------------------------------------------------------------------------------------------------------
        Security:  74157U109
    Meeting Type:  Annual
    Meeting Date:  19-May-2010
          Ticker:  PMZFF
            ISIN:  CA74157U1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROLAND CARDY                                              Mgmt          For                            For
       KERRY D. ADAMS                                            Mgmt          For                            For
       WILLIAM J. BIGGAR                                         Mgmt          For                            For
       IAN COLLIER                                               Mgmt          For                            For
       KENNETH FIELD                                             Mgmt          For                            For
       BRENT HOLLISTER                                           Mgmt          For                            For
       JOHN MORRISON                                             Mgmt          For                            For

02     THE APPOINTMENT OF KPMG LLP AS AUDITORS AND               Mgmt          For                            For
       TO AUTHORIZE THE TRUSTEES TO FIX THEIR REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 PROLOGIS                                                                                    Agenda Number:  933224507
--------------------------------------------------------------------------------------------------------------------------
        Security:  743410102
    Meeting Type:  Annual
    Meeting Date:  14-May-2010
          Ticker:  PLD
            ISIN:  US7434101025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEPHEN L. FEINBERG                                       Mgmt          For                            For
       GEORGE L. FOTIADES                                        Mgmt          For                            For
       CHRISTINE N. GARVEY                                       Mgmt          For                            For
       LAWRENCE V. JACKSON                                       Mgmt          For                            For
       DONALD P. JACOBS                                          Mgmt          For                            For
       IRVING F. LYONS III                                       Mgmt          For                            For
       WALTER C. RAKOWICH                                        Mgmt          For                            For
       D. MICHAEL STEUERT                                        Mgmt          For                            For
       J. ANDRE TEIXEIRA                                         Mgmt          For                            For
       ANDREA M. ZULBERTI                                        Mgmt          For                            For

02     APPROVE AND ADOPT AN AMENDMENT TO THE PROLOGIS            Mgmt          For                            For
       2006 LONG-TERM INCENTIVE PLAN - INCREASE AUTHORIZED
       SHARES AND CERTAIN INDIVIDUAL GRANT LIMITS

03     APPROVE AND ADOPT AMENDMENTS TO CERTAIN PROLOGIS          Mgmt          For                            For
       EQUITY INCENTIVE PLANS - ALLOW FOR A ONE-TIME
       SHARE OPTION EXCHANGE PROGRAM FOR EMPLOYEES,
       OTHER THAN NAMED EXECUTIVE OFFICERS AND TRUSTEES

04     RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED     Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM




--------------------------------------------------------------------------------------------------------------------------
 PS BUSINESS PARKS, INC.                                                                     Agenda Number:  933232720
--------------------------------------------------------------------------------------------------------------------------
        Security:  69360J107
    Meeting Type:  Annual
    Meeting Date:  03-May-2010
          Ticker:  PSB
            ISIN:  US69360J1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RONALD L. HAVNER, JR.                                     Mgmt          For                            For
       JOSEPH D. RUSSELL, JR.                                    Mgmt          For                            For
       R. WESLEY BURNS                                           Mgmt          For                            For
       JENNIFER H. DUNBAR                                        Mgmt          For                            For
       ARTHUR M. FRIEDMAN                                        Mgmt          For                            For
       JAMES H. KROPP                                            Mgmt          For                            For
       HARVEY LENKIN                                             Mgmt          For                            For
       SARA G. LEWIS                                             Mgmt          For                            For
       MICHAEL V. MCGEE                                          Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF ERNST & YOUNG              Mgmt          For                            For
       LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS,
       TO AUDIT THE ACCOUNTS OF PS BUSINESS PARKS,
       INC. FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2010.




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC STORAGE                                                                              Agenda Number:  933209175
--------------------------------------------------------------------------------------------------------------------------
        Security:  74460D109
    Meeting Type:  Annual
    Meeting Date:  06-May-2010
          Ticker:  PSA
            ISIN:  US74460D1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       B. WAYNE HUGHES                                           Mgmt          For                            For
       RONALD L. HAVNER, JR.                                     Mgmt          For                            For
       DANN V. ANGELOFF                                          Mgmt          For                            For
       WILLIAM C. BAKER                                          Mgmt          For                            For
       JOHN T. EVANS                                             Mgmt          For                            For
       TAMARA HUGHES GUSTAVSON                                   Mgmt          For                            For
       URI P. HARKHAM                                            Mgmt          For                            For
       B. WAYNE HUGHES, JR.                                      Mgmt          For                            For
       HARVEY LENKIN                                             Mgmt          For                            For
       AVEDICK B. POLADIAN                                       Mgmt          For                            For
       GARY E. PRUITT                                            Mgmt          For                            For
       RONALD P. SPOGLI                                          Mgmt          For                            For
       DANIEL C. STATON                                          Mgmt          For                            For

2      RATIFICATION OF APPOINTMENT OF ERNST & YOUNG              Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 REGENCY CENTERS CORPORATION                                                                 Agenda Number:  933201484
--------------------------------------------------------------------------------------------------------------------------
        Security:  758849103
    Meeting Type:  Annual
    Meeting Date:  04-May-2010
          Ticker:  REG
            ISIN:  US7588491032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       MARTIN E. STEIN, JR.                                      Mgmt          For                            For
       RAYMOND L. BANK                                           Mgmt          For                            For
       C. RONALD BLANKENSHIP                                     Mgmt          For                            For
       A.R. CARPENTER                                            Mgmt          For                            For
       J. DIX DRUCE                                              Mgmt          For                            For
       MARY LOU FIALA                                            Mgmt          For                            For
       BRUCE M. JOHNSON                                          Mgmt          For                            For
       DOUGLAS S. LUKE                                           Mgmt          For                            For
       JOHN C. SCHWEITZER                                        Mgmt          For                            For
       BRIAN M. SMITH                                            Mgmt          For                            For
       THOMAS G. WATTLES                                         Mgmt          For                            For

2      RATIFICATION OF APPOINTMENT OF KPMG LLP AS THE            Mgmt          For                            For
       COMPANY'S INDEPENDENT ACCOUNTANTS FOR THE YEAR
       ENDING DECEMBER 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 RIOCAN REAL ESTATE INVESTMENT TRUST                                                         Agenda Number:  933249701
--------------------------------------------------------------------------------------------------------------------------
        Security:  766910103
    Meeting Type:  Annual and Special
    Meeting Date:  04-Jun-2010
          Ticker:  RIOCF
            ISIN:  CA7669101031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CLARE R. COPELAND                                         Mgmt          For                            For
       RAYMOND M. GELGOOT                                        Mgmt          For                            For
       PAUL GODFREY, C.M.                                        Mgmt          For                            For
       FRANK W. KING, O.C.                                       Mgmt          For                            For
       DALE H. LASTMAN                                           Mgmt          For                            For
       RONALD W. OSBORNE, FCA                                    Mgmt          For                            For
       SHARON SALLOWS                                            Mgmt          For                            For
       EDWARD SONSHINE, Q.C.                                     Mgmt          For                            For
       CHARLES WINOGRAD                                          Mgmt          For                            For

02     THE RE-APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS       Mgmt          For                            For
       OF THE TRUST AND AUTHORIZATION OF THE TRUST'S
       BOARD OF TRUSTEES TO FIX THE AUDITORS' REMUNERATION;

03     THE RESOLUTION SET FORTH IN APPENDIX "A" TO               Mgmt          For                            For
       THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR
       (THE "CIRCULAR") AUTHORIZING AND APPROVING
       CERTAIN AMENDMENTS TO THE TRUST'S 2009 AMENDED
       AND RESTATED UNIT OPTION PLAN;

04     THE SPECIAL RESOLUTION SET FORTH IN APPENDIX              Mgmt          For                            For
       "B" TO THE CIRCULAR AUTHORIZING AND APPROVING
       CERTAIN AMENDMENTS TO THE AMENDED AND RESTATED
       DECLARATION OF TRUST MADE AS OF MAY 27, 2009
       TO AUTHORIZE THE TRUST TO CREATE AND ISSUE
       A NEW CLASS OF PREFERRED EQUITY SECURITIES;

05     THE SPECIAL RESOLUTION SET FORTH IN APPENDIX              Mgmt          For                            For
       "C" TO THE CIRCULAR AUTHORIZING AND APPROVING
       CERTAIN AMENDMENTS TO THE AMENDED AND RESTATED
       DECLARATION OF TRUST MADE AS OF MAY 27, 2009
       TO REFLECT CERTAIN ADMINISTRATIVE AND NON-SUBSTANTIVE
       CHANGES.




--------------------------------------------------------------------------------------------------------------------------
 S.L. GREEN REALTY CORP.                                                                     Agenda Number:  933266985
--------------------------------------------------------------------------------------------------------------------------
        Security:  78440X101
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2010
          Ticker:  SLG
            ISIN:  US78440X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       EDWIN T. BURTON, III                                      Mgmt          For                            For

02     TO APPROVE OUR SECOND AMENDED AND RESTATED 2005           Mgmt          For                            For
       STOCK OPTION AND INCENTIVE PLAN.

03     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2010.




--------------------------------------------------------------------------------------------------------------------------
 SEGRO PLC (REIT), SLOUGH                                                                    Agenda Number:  702046106
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80277117
    Meeting Type:  OGM
    Meeting Date:  28-Jul-2009
          Ticker:
            ISIN:  GB00B1YFN979
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the consolidate the issued and unissued           Mgmt          For                            For
       shares of the Company

S.2    Authorize the Directors to allot ordinary shares          Mgmt          For                            For
       in the capital of the Company and to disapply
       pre-emption rights in connection with the Placing
       and Open Offer

3.     Approve the acquisition of the entire issued              Mgmt          For                            For
       and to be issued share capital of Brixton plc

4.     Authorize the Directors to allot ordinary shares          Mgmt          For                            For
       up to one third of the Company's enlarged share
       capital

S.5    Authorize the Directors to allot share capital            Mgmt          For                            For
       in the Company referred to in Resolution 4
       above for cash on a non pre-emptive basis

S.6    Authorize the Directors to allot additional               Mgmt          For                            For
       share capital in the Company in connection
       with a rights issue in accordance with revised
       ABI guidance

S.7    Authorize the Directors to allot additional               Mgmt          For                            For
       share capital in the Company referred to in
       Resolution 6 above for cash on a non pre-emptive
       basis

S.8    Authorize the Company to make market purchases            Mgmt          For                            For
       of its own ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 SEGRO PLC (REIT), SLOUGH                                                                    Agenda Number:  702048085
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80277158
    Meeting Type:  OGM
    Meeting Date:  28-Jul-2009
          Ticker:
            ISIN:  GB00B67Y1F83
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the consolidate the issued and unissued           Mgmt          No Action
       shares of the Company

S.2    Authorize the Directors to allot ordinary shares          Mgmt          No Action
       in the capital of the Company and to disapply
       pre-emption rights in connection with the Placing
       and Open Offer

3.     Approve the acquisition of the entire issued              Mgmt          No Action
       and to be issued share capital of Brixton plc

4.     Authorize the Directors to allot ordinary shares          Mgmt          No Action
       up to one third of the Company's enlarged share
       capital

S.5    Authorize the Directors to allot share capital            Mgmt          No Action
       in the Company referred to in Resolution 4
       above for cash on a non pre-emptive basis

S.6    Authorize the Directors to allot additional               Mgmt          No Action
       share capital in the Company in connection
       with a rights issue in accordance with revised
       ABI guidance

S.7    Authorize the Directors to allot additional               Mgmt          No Action
       share capital in the Company referred to in
       Resolution 6 above for cash on a non pre-emptive
       basis

S.8    Authorize the Company to make market purchases            Mgmt          No Action
       of its own ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 SEGRO PLC (REIT), SLOUGH                                                                    Agenda Number:  702306437
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80277141
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  GB00B5ZN1N88
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the financial statements for the YE               Mgmt          For                            For
       31 DEC 2009

2      Declare a final dividend of 9.4 pence per ordinary        Mgmt          For                            For
       share

3      Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2009

4      Re-elect Ian Coull as a Director                          Mgmt          For                            For

5      Re-elect David Sleath as a Director                       Mgmt          For                            For

6      Re-elect Thom Wernink as a Director                       Mgmt          For                            For

7      Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company

8      Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the auditors

S.9    Grant authority for the political donations               Mgmt          For                            For
       under the Companies Act 2006

S.10   Approve to confer on the Directors a general              Mgmt          For                            For
       authority to allot ordinary      shares

S.11   Approve to disapply statutory pre-emption rights          Mgmt          For                            For
       relating to ordinary shares  allotted under
       to the authority granted by resolution 10

S.12   Approve to confer on the Directors an additional          Mgmt          For                            For
       authority to allot ordinary  shares in connection
       with a rights issue

S.13   Approve to disapply statutory pre-emption rights          Mgmt          Against                        Against
       relating to ordinary shares  allotted under
       to the authority granted in resolution 12

S.14   Authorize the Company to make market purchases            Mgmt          For                            For
       of its ordinary shares

S.15   Approve to enable a general meeting other than            Mgmt          For                            For
       an AGM to be held on not less  than 14 clear
       days' notice

S.16   Adopt the new Articles of Association                     Mgmt          For                            For

S.17   Authorize the Directors to pay scrip dividends            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  702385813
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8063F106
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTION NUMERS. THANK YOU.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Mgmt          Abstain                        Against
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN20100416404.pdf

1      Adopt the audited financial statements and the            Mgmt          For                            For
       reports of the Directors and   the Auditors
       for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.I    Re-elect Mr. Kuok Khoon Ean as a Director                 Mgmt          For                            For

3.II   Re-elect Mr. Roberto V. Ongpin as a Director              Mgmt          For                            For

3.III  Re-elect Mr. Timothy David Dattels as a Director          Mgmt          For                            For

4      Approve to fix the Directors' fees  including             Mgmt          For                            For
       fees payable to the Members of  the Audit and
       Remuneration Committees

5      Re-appoint Messrs PricewaterhouseCoopers as               Mgmt          For                            For
       the Auditors and authorize the    Directors
       of the Company to fix their remuneration

6.A    Authorize the Directors of the Company to issue           Mgmt          Against                        Against
       and allot additional shares   not exceeding
       20% of the issued share capital of the Company
       as at the date   of this resolution

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company not exceeding
       10% of the issued share capital of the Company
       as   at the date of this resolution

6.C    Approve to extend, conditional upon the above             Mgmt          Against                        Against
       Resolution 6B being duly        passed, the
       general mandate to allot shares by adding the
       aggregate nominal   amount of the repurchased
       securities to the 20% general mandate

       PLEASE DISREGARD COMMENT POINT NO. 2 OF THE               Non-Voting    No vote
       AGENDA AS IT IS NON-VOTABLE. THE LINK PROVIDED
       IN COMMENT POINT 2 IS TO REFER TO THE DETAILED
       AGENDA. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHIMAO PROPERTY HOLDINGS LIMITED                                                            Agenda Number:  702395028
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81043104
    Meeting Type:  AGM
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  KYG810431042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANKS YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN20100427355.pdf

1      Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements together with the reports of the
       Directors and the Auditor of the Company for
       the YE 31 DEC 2009

2      Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2009

3.I    Re-elect Mr. Liu Sai Fei as an Executive Director         Mgmt          For                            For
       of the Company

3.II   Re-elect Mr. Hui Wing Mau as an Executive Director        Mgmt          For                            For
       of the Company

3.III  Re-elect Mr. Ip Wai Shing, Andy as an Executive           Mgmt          For                            For
       Director of the Company

3.IV   Re-elect Mr. Lu Hong Bing as an Independent               Mgmt          For                            For
       Non-Executive Director of the     Company

3.V    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Directors

4      Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of the Company and authorize the Board of Directors
       of the Company to fix their remuneration

5      Authorize the Directors of the Company to issue           Mgmt          Against                        Against
       shares in the Company

6      Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the Company

7      Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company to issue shares
       by adding the number of shares repurchased




--------------------------------------------------------------------------------------------------------------------------
 SIMON PROPERTY GROUP, INC.                                                                  Agenda Number:  933213996
--------------------------------------------------------------------------------------------------------------------------
        Security:  828806109
    Meeting Type:  Annual
    Meeting Date:  06-May-2010
          Ticker:  SPG
            ISIN:  US8288061091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MELVYN E. BERGSTEIN                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: LINDA WALKER BYNOE                  Mgmt          For                            For

1C     ELECTION OF DIRECTOR: LARRY C. GLASSCOCK                  Mgmt          For                            For

1D     ELECTION OF DIRECTOR: KAREN N. HORN, PH.D.                Mgmt          For                            For

1E     ELECTION OF DIRECTOR: ALLAN HUBBARD                       Mgmt          For                            For

1F     ELECTION OF DIRECTOR: REUBEN S. LEIBOWITZ                 Mgmt          For                            For

1G     ELECTION OF DIRECTOR: DANIEL C. SMITH, PH.D.              Mgmt          For                            For

1H     ELECTION OF DIRECTOR: J. ALBERT SMITH, JR.                Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2010.




--------------------------------------------------------------------------------------------------------------------------
 SOVRAN SELF STORAGE, INC.                                                                   Agenda Number:  933242505
--------------------------------------------------------------------------------------------------------------------------
        Security:  84610H108
    Meeting Type:  Annual
    Meeting Date:  26-May-2010
          Ticker:  SSS
            ISIN:  US84610H1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT J. ATTEA                                           Mgmt          For                            For
       KENNETH F. MYSZKA                                         Mgmt          For                            For
       JOHN E. BURNS                                             Mgmt          For                            For
       ANTHONY P. GAMMIE                                         Mgmt          For                            For
       CHARLES E. LANNON                                         Mgmt          For                            For
       JAMES R. BOLDT                                            Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2010.




--------------------------------------------------------------------------------------------------------------------------
 SPONDA OYJ, HELSINKI                                                                        Agenda Number:  702238723
--------------------------------------------------------------------------------------------------------------------------
        Security:  X84465107
    Meeting Type:  AGM
    Meeting Date:  17-Mar-2010
          Ticker:
            ISIN:  FI0009006829
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 649707 DUE TO CHANGE OF MANAGEMENT RESOLUTION
       TO SHAREHOLDER'S PROPOSAL. ALL VOTES RECEIVED
       ON THE PREVIOUS MEETING WILL BE DISREGARDED
       AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1.     Opening of the meeting                                    Non-Voting    No vote

2.     Calling the meeting to order                              Non-Voting    No vote

3.     Election of persons to scrutinize the minutes             Non-Voting    No vote
       and to supervise the counting

4.     Recording the legality of the meeting                     Non-Voting    No vote

5.     Recording the attendance at the meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the annual accounts, the report           Non-Voting    No vote
       of the Board of Directors and the Auditor's
       report for the year 2009

7.     Adopt the annual accounts                                 Mgmt          For                            For

8.     Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 0.12 per share

9.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the CEO from liability

10.    Approve the remuneration of the Members of the            Mgmt          For                            For
       Board of Directors

11.    Approve the number of the Members of the Board            Mgmt          For                            For
       of Directors

12.    Re-elect Klaus Cawen, Tuula Entela, Timo Korvenpaa,       Mgmt          For                            For
       Lauri Ratia, Arja Talma ja Erkki Virtanen to
       the Board

13.    Approve the remuneration of the Auditors                  Mgmt          For                            For

14.    Election of the Auditors and the Deputy Auditor           Mgmt          For                            For

15.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       the repurchase of the Company's own shares

16.    Authorize the Board of Directors to decide on             Mgmt          For                            For
       a share issue and granting of special rights
       entitling to shares

17.    Amend the Article 9 of the Articles of Association        Mgmt          For                            For

18.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Proposal by Solidium to establish
       Nomination Committee

19.    Closing of the meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 STOCKLAND, SYDNEY NSW                                                                       Agenda Number:  702094931
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8773B105
    Meeting Type:  AGM
    Meeting Date:  20-Oct-2009
          Ticker:
            ISIN:  AU000000SGP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       VOTING EXCLUSIONS APPLY TO THIS MEETING FOR               Non-Voting    No vote
       PROPOSALS 5, 6,AND 7 AND VOTES CAST BY ANY
       INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM
       THE PASSING OF THE PROPOSAL/S WILL BE DISREGARDED.
       HENCE, IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT
       TO OBTAIN FUTURE BENEFIT YOU SHOULD NOT VOTE
       (OR VOTE 'ABSTAIN') FOR THE RELEVANT PROPOSAL
       ITEMS.

1.     As required by Section 317 of the Corporations            Non-Voting    No vote
       Act, the annual financial report, including
       the Directors' report and financial statements
       for the YE 30 JUN 2009, together with the Independent
       Auditor's report will be laid before the meetings;
       the combined reports of the Company and the
       Trust for the YE 30 JUN 2009 will also be laid
       before the meeting; no resolution is required
       for this item of business

       PLEASE NOTE THAT THE RESOLUTIONS 2, 3 AND 4               Non-Voting    No vote
       ARE THE RESOLUTIONS OF THE COMPANY. THANK YOU

2.     Elect Ms. Carolyn Hewson, as a Director of the            Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Constitution

3.     Re-elect Mr. Terry Williamson, as a Director              Mgmt          For                            For
       of the Company, who retires in accordance with
       the Company's Constitution

4.     Approve the Company's remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 2009

       PLEASE NOTE THAT THE RESOLUTIONS 5, 6 AND 7               Non-Voting    No vote
       ARE THE RESOLUTIONS OF THE TRUST AND THE COMPANY.
       THANK YOU

5.     Approve, for all purposes, including under the            Mgmt          For                            For
       Corporations Act and the Listing Rules of ASX
       Limited, for: a] the participation in the Stockland
       Performance Rights Plan by Mr. M. Quinn, Managing
       Director as to 1,260,000 performance rights;
       and b] the issue to and acquisition by Mr.
       M. Quinn of those performance rights and, in
       consequence of vesting of those performance
       rights, of Stockland Stapled Securities, in
       accordance with the Stockland Performance Rights
       Plan Rules as amended from time to time and
       on the basis as specified on items of business
       accompanying the notice of meeting convening
       this meeting

6.     Ratify the issue of 42 million Stapled Securities         Mgmt          For                            For
       at an issue price of AUD 3.63 to Deutsche Bank
       AG on 27 FEB2009

7.     Ratify the issue of 75 million Stapled Securities         Mgmt          For                            For
       at an issue price of AUD 2.70 to professional
       investors on 28 MAY 2009

       PLEASE NOTE THAT RESOLUTION 6 WILL BE ORDINARY            Non-Voting    No vote
       RESOLUTION FOR THE COMPANY BUT SPECIAL RESOLUTION
       FOR THE TRUST. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REALTY & DEVELOPMENT CO.,LTD.                                                      Agenda Number:  702489990
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77841112
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  JP3409000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Appoint a Corporate Auditor                               Mgmt          Against                        Against

3      Approve Renewal of Countermeasures to Large-Scale         Mgmt          Against                        Against
       Acquisitions of the Company's Shares




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PROPERTIES LTD                                                                 Agenda Number:  702128960
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditors for
       the YE 30 JUN 2009

2.     Declare the final dividend                                Mgmt          For                            For

3.i.a  Re-elect Mr. Chan Kwok-wai, Patrick as a Director         Mgmt          Against                        Against

3.i.b  Re-elect Mr. Yip Dicky Peter as a Director                Mgmt          Against                        Against

3.i.c  Re-elect Professor Wong Yue-chim, Richard as              Mgmt          For                            For
       a Director

3.i.d  Re-elect Dr. Cheung Kin-tung, Marvin as a Director        Mgmt          For                            For

3.i.e  Re-elect Dr. Li Ka-cheung, Eric as a Director             Mgmt          For                            For

3.i.f  Re-elect Sir Po-shing Woo as a Director                   Mgmt          For                            For

3.i.g  Re-elect Mr. Kwan Cheuk-yin, William as a Director        Mgmt          For                            For

3.i.h  Re-elect Mr. Lo Chiu-chun, Clement as a Director          Mgmt          For                            For

3.i.i  Re-elect Mr. Kwok Ping-kwong, Thomas as a Director        Mgmt          For                            For

3.ii   Approve to fix the Directors' fees [the proposed          Mgmt          For                            For
       fees to be paid to each Director, each Vice
       Chairman and the Chairman for the FY ending
       30 JUN 2010 are HKD 100,000, HKD 110,000 and
       HKD 120,000 respectively]

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors] during the relevant period to repurchase
       shares of the Company and the aggregate nominal
       amount of the shares which may be repurchased
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases pursuant to the approval
       in this resolution shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution; [Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

6.     Authorize the Directors, subject to this resolution,      Mgmt          Against                        Against
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements, options and warrants
       which might require during and after the end
       of the relevant period and the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors pursuant to the approval in
       this resolution, otherwise than pursuant to,
       i) a rights issue, ii) any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to Officers and/or Employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company, iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company,
       shall not exceed the aggregate of: 10% ten
       per cent of the aggregate nominal amount of
       the share capital of the Company in issue at
       the date of passing this resolution plus; [if
       the Directors are so authorized by a separate
       ordinary resolution of the shareholders of
       the Company] the nominal amount of share capital
       of the Company repurchased by the Company subsequent
       to the passing of this resolution [up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution], and the said approval shall be
       limited accordingly; [Authority expires at
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          Against                        Against
       of the Company referred to Resolution 6 convening
       this meeting in respect of the share capital
       of the Company referred to in such resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. PLEASE BE ADVISED THAT
       ACCORDING TO THE COMPANY'S ANNOUNCEMENT OF
       16 NOV 2009, RESOLUTION 03(I) (D) [I.E.: TO
       RE-ELECT DR. CHEUNG KIN-TUNG, MARVIN AS DIRECTOR]
       WILL NOT BE PUT FORWARD TO VOTE AT THE AGM.




--------------------------------------------------------------------------------------------------------------------------
 SUNSTONE HOTEL INVESTORS, INC.                                                              Agenda Number:  933214378
--------------------------------------------------------------------------------------------------------------------------
        Security:  867892101
    Meeting Type:  Annual
    Meeting Date:  05-May-2010
          Ticker:  SHO
            ISIN:  US8678921011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT A. ALTER                                           Mgmt          For                            For
       ARTHUR L. BUSER, JR.                                      Mgmt          For                            For
       LEWIS N. WOLFF                                            Mgmt          For                            For
       Z. JAMIE BEHAR                                            Mgmt          For                            For
       THOMAS A. LEWIS                                           Mgmt          For                            For
       KEITH M. LOCKER                                           Mgmt          For                            For
       KEITH P. RUSSELL                                          Mgmt          For                            For

02     RATIFICATION OF THE AUDIT COMMITTEE'S APPOINTMENT         Mgmt          For                            For
       OF ERNST & YOUNG LLP TO ACT AS THE INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2010.

03     APPROVAL OF AMENDMENTS TO THE 2004 LONG-TERM              Mgmt          For                            For
       INCENTIVE PLAN (I) TO PROVIDE FOR AN INCREASE
       IN THE NUMBER OF AUTHORIZED SHARES TO BE ISSUED
       UNDER THE 2004 LONG-TERM INCENTIVE PLAN BY
       2,200,000 SHARES AND (II) TO PROHIBIT REPRICING
       OF STOCK OPTIONS AND STOCK APPRECIATION RIGHTS
       WITHOUT THE APPROVAL OF A MAJORITY OF THE COMPANY'S
       STOCKHOLDERS.




--------------------------------------------------------------------------------------------------------------------------
 THE LINK REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  702030937
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5281M111
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2009
          Ticker:
            ISIN:  HK0823032773
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE

1.     Acknowledge the audited financial statements              Non-Voting    No vote
       of The Link Real Estate Investment Trust [The
       Link REIT] together with the Auditors' report
       for the FYE 31 MAR 2009

2.     Acknowledge the appointment of the Auditors               Non-Voting    No vote
       of The Link REIT and the fixing of their remuneration

3.     Re-appoint Mr. George Kwok Lung Hongchoy as               Mgmt          For                            For
       a Director of The Link Management Limited,
       as a Manager of The Link REIT [the ''Manager''],
       who retires pursuant to Article 121 of the
       Articles of Association of the Manager

4.A    Re-elect Mr. Michael Ian Arnold as a Director             Mgmt          For                            For
       of the Managers, who will retire by rotation
       pursuant to Article 125 of the Articles of
       Association of the Manager

4.B    Re-elect Mr. Anthony Chow Wing Kin as a Director          Mgmt          For                            For
       of the Managers, who will retire by rotation
       pursuant to Article 125 of the Articles of
       Association of the Manager

4.C    Re-elect Dr. Allan Zeman of the Manager, as               Mgmt          For                            For
       a Director of the Managers, who will retire
       by rotation pursuant to Article 125 of the
       Articles of Association of the Manager

5.     Approve the exercise by the Managers, during              Mgmt          For                            For
       the relevant period of all the power of The
       Link REIT, to make on-market repurchase of
       the units of The Link REIT on the Stock Exchange
       of Hong Kong Limited, subject to and in accordance
       with the trust deed constituting The link REIT
       [the ''Trust Deed''], the laws of Hong Kong,
       the Code on Real Estate Investment Trusts [
       the ''REIT Code''] and the guidelines issued
       by the Securities and Futures Commission of
       Hong Kong from time to time and the terms,
       not exceeding 10% of the total number of units
       of The Link REIT in issue at the date of passing
       this resolution, as specified; [Authority expires
       the earlier at the conclusion of the next AGM
       of The Link REIT or the expiration of the period
       within which the next AGM of the Company is
       to be held by Trust Deed, the REIT Code or
       any applicable law of Bermuda]




--------------------------------------------------------------------------------------------------------------------------
 THE MACERICH COMPANY                                                                        Agenda Number:  933241894
--------------------------------------------------------------------------------------------------------------------------
        Security:  554382101
    Meeting Type:  Annual
    Meeting Date:  27-May-2010
          Ticker:  MAC
            ISIN:  US5543821012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: ARTHUR M. COPPOLA                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: EDWARD C. COPPOLA                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JAMES S. COWNIE                     Mgmt          For                            For

1D     ELECTION OF DIRECTOR: FRED S. HUBBELL                     Mgmt          For                            For

1E     ELECTION OF DIRECTOR: MASON G. ROSS                       Mgmt          For                            For

1F     ELECTION OF DIRECTOR: DR. WILLIAM P. SEXTON               Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS OUR INDEPENDENT ACCOUNTANTS
       FOR THE YEAR ENDING DECEMBER 31, 2010




--------------------------------------------------------------------------------------------------------------------------
 TOKYO TATEMONO CO.,LTD.                                                                     Agenda Number:  702271266
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88333117
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  JP3582600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3.     Amend Articles to:Expand Business Lines                   Mgmt          For                            For

4.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 U-STORE-IT TRUST                                                                            Agenda Number:  933248090
--------------------------------------------------------------------------------------------------------------------------
        Security:  91274F104
    Meeting Type:  Annual
    Meeting Date:  02-Jun-2010
          Ticker:  YSI
            ISIN:  US91274F1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       W.M. DIEFENDERFER III                                     Mgmt          For                            For
       PIERO BUSSANI                                             Mgmt          For                            For
       HAROLD S. HALLER, PH.D.                                   Mgmt          For                            For
       DANIEL B. HURWITZ                                         Mgmt          For                            For
       DEAN JERNIGAN                                             Mgmt          For                            For
       MARIANNE M. KELER                                         Mgmt          For                            For
       DAVID J. LARUE                                            Mgmt          For                            For
       JOHN F. REMONDI                                           Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS THE INDEPENDENT AUDITOR FOR THE YEAR ENDING
       DECEMBER 31, 2010.

03     AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2007           Mgmt          For                            For
       EQUITY INCENTIVE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 UDR, INC.                                                                                   Agenda Number:  933221169
--------------------------------------------------------------------------------------------------------------------------
        Security:  902653104
    Meeting Type:  Annual
    Meeting Date:  14-May-2010
          Ticker:  UDR
            ISIN:  US9026531049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KATHERINE A. CATTANACH                                    Mgmt          Withheld                       Against
       ERIC J. FOSS                                              Mgmt          For                            For
       ROBERT P. FREEMAN                                         Mgmt          For                            For
       JON A. GROVE                                              Mgmt          Withheld                       Against
       JAMES D. KLINGBEIL                                        Mgmt          Withheld                       Against
       LYNNE B. SAGALYN                                          Mgmt          Withheld                       Against
       MARK J. SANDLER                                           Mgmt          For                            For
       THOMAS W. TOOMEY                                          Mgmt          For                            For
       THOMAS C. WAJNERT                                         Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP TO SERVE AS OUR INDEPENDENT AUDITORS
       FOR THE YEAR ENDING DECEMBER 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL-RODAMCO SE, PARIS                                                                   Agenda Number:  702305675
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95094110
    Meeting Type:  MIX
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card    directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting   instructions will be
       forwarded to the Global Custodians that have
       become      Registered Intermediaries, on the
       Vote Deadline Date. In capacity as
       Registered Intermediary, the Global Custodian
       will sign the Proxy Card and    forward to
       the local custodian. If you are unsure whether
       your Global         Custodian acts as Registered
       Intermediary, please contact your representative

-      PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR"   AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

-      PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       https://balo.journal-officiel.gouv.fr/pdf/2010/0322/201003221000766.pdf

O.1    Approve the annual accounts                               Mgmt          For                            For

O.2    Approve the consolidated accounts                         Mgmt          For                            For

O.3    Approve the allocation of the result                      Mgmt          For                            For

O.4    Approve the distribution of a sum deducted on             Mgmt          For                            For
       the contribution bonus line     item

O.5    Approve the regulated agreements and commitments          Mgmt          For                            For

O.6    Approve to renew Mr. Frans J. G. M. Cremers'              Mgmt          For                            For
       appointment as a Member of the   Supervisory
       Board

O.7    Approve to renew Mr. Francois Jaclot's appointment        Mgmt          For                            For
       as a Member of the         Supervisory Board

O.8    Authorize the Board of Directors in order to              Mgmt          For                            For
       allow the Company to trade in    its own shares

E.9    Authorize the Board of Directors for the purpose          Mgmt          For                            For
       of reducing the authorized   capital by canceling
       shares held by the Company

E.10   Powers for the required formalities                       Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UNITE GROUP PLC, BRISTOL                                                                    Agenda Number:  702098511
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9283N101
    Meeting Type:  OGM
    Meeting Date:  05-Oct-2009
          Ticker:
            ISIN:  GB0006928617
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the issue of the New Ordinary Shares              Mgmt          For                            For
       for cash at a price of 2.50 pence per Placing
       Share [which represents a discount of greater
       than 10% to the Closing Price of the Existing
       Ordinary shares on 16 SEP 2009] and otherwise
       on the specified terms

S.2    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       551 of the Companies Act 2006 [the "Act"] to
       exercise all the powers of the Company to allot
       shares in the Company, and grant rights to
       subscribe for or to convert any security into
       shares of the Company up to an aggregate nominal
       amount of GBP 8,204,993 in connection with
       the Firm Placing and Placing and Open Offer
       [as such terms are specified in the Prospectus];
       and, pursuant to Section 570[1] of the Act,
       to allot equity securities [within the meaning
       of Section 560[1] of the said Act] for cash,
       in connection with the Firm Placing and Placing
       and Open Offer [as specified, in the Prospectus]
       pursuant to the authority conferred by Resolution
       2 above, as if Section 561[1] of the said Act
       did not apply to any such allotment [provided
       that this power shall be limited to the allotment
       of equity securities up to an aggregate nominal
       amount of GBP 8,204,993; and [Authority expires
       the earlier of the conclusion of the AGM of
       the Company next year or 15 months after the
       date of passing of this resolution]; and the
       Directors may allot relevant securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry




--------------------------------------------------------------------------------------------------------------------------
 UNITE GROUP PLC, BRISTOL                                                                    Agenda Number:  702324500
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9283N101
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  GB0006928617
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited annual accounts, the Directors        Mgmt          For                            For
       report and the Auditors    report on those
       accounts

2      Approve the Directors remuneration report                 Mgmt          For                            For

3      Re-appoint Mr. R. S. Walker as a Director                 Mgmt          For                            For

4      Re-appoint Mr. J. M. Tonkiss as a Director                Mgmt          For                            For

5      Re-appoint KPMG Audit PLC as a Auditors                   Mgmt          For                            For

6      Authorize the Directors to allot shares in the            Mgmt          For                            For
       Company

S.7    Approve to dis-apply the statutory pre-emption            Mgmt          For                            For
       rights

S.8    Approve to allow general meetings, other than             Mgmt          For                            For
       AGM's to be called upon not     less than 14
       days clear notice

S.9    Approve to abolish the Company's authorized               Mgmt          For                            For
       share capital and adopt the new   Articles
       of Association




--------------------------------------------------------------------------------------------------------------------------
 UNITE GROUP PLC, BRISTOL                                                                    Agenda Number:  702392604
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9283N101
    Meeting Type:  OGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  GB0006928617
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the Unite Group Plc savings             Mgmt          For                            For
       related share option scheme [the Scheme] comprising
       the rules of the scheme and ancillary documents,
       as specified [the principles terms of which
       are summarized in the circular to shareholders
       dated 23 APR 2010] [subject to such modification
       of any, as may be necessary to obtain the approval
       of HM Revenue and Customs thereto within the
       terms of the Income Tax [Earnings and Pensions]
       Act 2003], and authorize the Directors to do
       all other acts and things which they may consider
       necessary or expedient to carry the same into
       effect and to adopt the equivalent plans for
       employees of the Company and its subsidiaries
       located in overseas jurisdictions subject to
       such modifications to take into account local
       tax, exchange control, securities laws or other
       regulatory requirements in such jurisdictions
       as they consider appropriate




--------------------------------------------------------------------------------------------------------------------------
 VENTAS, INC.                                                                                Agenda Number:  933203301
--------------------------------------------------------------------------------------------------------------------------
        Security:  92276F100
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2010
          Ticker:  VTR
            ISIN:  US92276F1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DEBRA A. CAFARO                                           Mgmt          For                            For
       DOUGLAS CROCKER II                                        Mgmt          For                            For
       RONALD G. GEARY                                           Mgmt          For                            For
       JAY M. GELLERT                                            Mgmt          For                            For
       ROBERT D. REED                                            Mgmt          For                            For
       SHELI Z. ROSENBERG                                        Mgmt          For                            For
       JAMES D. SHELTON                                          Mgmt          For                            For
       THOMAS C. THEOBALD                                        Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF ERNST & YOUNG            Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR FISCAL YEAR 2010

03     ADOPTION OF A MAJORITY VOTE STANDARD FOR THE              Shr           For                            Against
       ELECTION OF DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 VORNADO REALTY TRUST                                                                        Agenda Number:  933223315
--------------------------------------------------------------------------------------------------------------------------
        Security:  929042109
    Meeting Type:  Annual
    Meeting Date:  13-May-2010
          Ticker:  VNO
            ISIN:  US9290421091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CANDACE K. BEINECKE                                       Mgmt          For                            For
       ROBERT P. KOGOD                                           Mgmt          For                            For
       DAVID MANDELBAUM                                          Mgmt          For                            For
       RICHARD R. WEST                                           Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED     Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM.

03     APPROVAL OF THE 2010 OMNIBUS SHARE PLAN.                  Mgmt          For                            For

04     SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING            Shr           For                            Against
       FOR TRUSTEES.

05     SHAREHOLDER PROPOSAL REGARDING THE APPOINTMENT            Shr           Against                        For
       OF AN INDEPENDENT CHAIRMAN.

06     SHAREHOLDER PROPOSAL REGARDING ESTABLISHING               Shr           For                            Against
       ONE CLASS OF TRUSTEES.




--------------------------------------------------------------------------------------------------------------------------
 WESTFIELD GROUP, SYDNEY NSW                                                                 Agenda Number:  702416909
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q97062105
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  AU000000WDC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To discuss the Company's financial statements             Non-Voting    No vote
       and reports for the YE 31 DEC   2009

2      Approve the Company's remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2009

3      Re-elect Frederick G. Hilmer AO as a Director             Mgmt          For                            For
       of the Company, who retires by  rotation in
       accordance with Company's Constitution

4      Re-elect John McFarlane as a Director of the              Mgmt          For                            For
       Company, who retires by rotation in accordance
       with Company's Constitution

5      Re-elect Judith Sloan as a Director of the Company,       Mgmt          For                            For
       who retires by rotation   in accordance with
       Company's Constitution

6      Re-elect Mark Johnson AO as a Director of the             Mgmt          For                            For
       Company, who retires by         rotation in
       accordance with Company's Constitution

7      Re-elect Frank P. Lowy AC as a Director of the            Mgmt          For                            For
       Company, who retires by        rotation in
       accordance with Company's Constitution




--------------------------------------------------------------------------------------------------------------------------
 WEYERHAEUSER COMPANY                                                                        Agenda Number:  933202311
--------------------------------------------------------------------------------------------------------------------------
        Security:  962166104
    Meeting Type:  Annual
    Meeting Date:  15-Apr-2010
          Ticker:  WY
            ISIN:  US9621661043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: RICHARD H. SINKFIELD                Mgmt          For                            For

1B     ELECTION OF DIRECTOR: D. MICHAEL STEUERT                  Mgmt          For                            For

1C     ELECTION OF DIRECTOR: KIM WILLIAMS                        Mgmt          For                            For

02     PROPOSAL TO AMEND THE ARTICLES OF INCORPORATION           Mgmt          For                            For
       TO DECLASSIFY THE BOARD AND REMOVE SUPERMAJORITY
       VOTING PROVISIONS

03     PROPOSAL TO APPROVE THE ISSUANCE OF COMMON SHARES         Mgmt          For                            For

04     PROPOSAL TO AMEND THE ARTICLES OF INCORPORATION           Mgmt          For                            For
       TO INCREASE NUMBER OF AUTHORIZED SHARES

05     PROPOSAL TO AMEND THE ARTICLES OF INCORPORATION           Mgmt          For                            For
       TO IMPOSE OWNERSHIP AND TRANSFER RESTRICTIONS

06     SHAREHOLDER PROPOSAL ON THE RIGHT TO CALL SPECIAL         Shr           Against                        For
       MEETINGS

07     SHAREHOLDER PROPOSAL ON AN FSC CERTIFICATION              Shr           Against                        For
       REPORT

08     APPROVAL, ON AN ADVISORY BASIS, OF THE APPOINTMENT        Mgmt          For                            For
       OF AUDITORS




--------------------------------------------------------------------------------------------------------------------------
 WHARF HLDGS LTD                                                                             Agenda Number:  702392490
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8800U127
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK -
       http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423452.pdf

1      Adopt the financial statements and the reports            Mgmt          For                            For
       of the Directors and the       Auditors for
       the FYE 31 DEC 2009

2      Declare a final dividend for the FYE 31 DEC               Mgmt          For                            For
       2009

3.A    Re-elect Professor Edward K. Y. Chen, a retiring          Mgmt          For                            For
       Director, as a Director

3.B    Re-elect Dr. Raymond K. F. Ch'ien, a retiring             Mgmt          Against                        Against
       Director, as a Director

3.C    Re-elect Mr. T. Y. Ng, a retiring Director,               Mgmt          For                            For
       as a Director

4      Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5      Authorize the Directors for share repurchases             Mgmt          For                            For
       by the Company

6      Authorize the Directors for the issue of shares           Mgmt          Against                        Against

7      Approve the addition of repurchased securities            Mgmt          Against                        Against
       to the share issue general     mandate stated
       under Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 WIHLBORGS FASTIGHETER AB                                                                    Agenda Number:  702309697
--------------------------------------------------------------------------------------------------------------------------
        Security:  W9899S108
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  SE0001413600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO      PROVIDE THE BREAKDOWN
       OF EACH BENEFICIAL OWNER NAME, ADDRESS AND
       SHARE        POSITION TO YOUR CLIENT SERVICE
       REPRESENTATIVE. THIS INFORMATION IS REQUIRED
       IN ORDER FOR YOUR VOTE TO BE LODGED

-      IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF   ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE    REPRESENTATIVE

-      PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN         Non-Voting    No vote
       ACCEPT ABSTAIN AS A VALID   VOTE OPTION. THANK
       YOU

1      Approve the calling the meeting to order                  Mgmt          For                            For

2      Election of Erik Paulsson as the Chairman for             Mgmt          For                            For
       the meeting

3      Approve the voting list                                   Mgmt          For                            For

4      Election of one or two persons to verify the              Mgmt          For                            For
       Minutes

5      Approve the agenda                                        Mgmt          For                            For

6      Approve that whether the meeting is constitutional        Mgmt          For                            For

7      Presentation by the Chief Executive Officer               Non-Voting    No vote

8      Presentation of the annual accounts and Auditor's         Non-Voting    No vote
       report plus consolidated    accounts and consolidated
       Auditor's report

9.a    Approve the profit and loss statement and balance         Mgmt          For                            For
       sheet plus consolidated     profit and loss
       statement and consolidated balance sheet

9.b    Approve the appropriation of the Company's profit         Mgmt          For                            For
       according to the approved   balance sheet;
       that the dividend for 2009 be at SEK 6.75 per
       share

9.c    Approve the freedom from responsibility for               Mgmt          For                            For
       the Board Members and the Chief   Executive
       Officer

9.d    Approve the proposed record day for the dividend          Mgmt          For                            For
       is Monday 26 APR 2010; if    the meeting decides
       according to the proposal, cash payment is
       expected to be sent by Euroclear Sweden AB
       on Friday 29 APR 2010; record day, assuming
       the   annual general meeting agrees on a dividend

10     Approve the 8 number of Members of the Board              Mgmt          For                            For
       of Directors

11     Approve the fees for the Board Members and the            Mgmt          For                            For
       Auditors; fees to the Board    shall total
       SEK 940,000  SEK 940,000  be distributed as
       SEK 220,000 to the    Board Chairman and SEK
       120,00 to each Board Member not employed by
       the        Company and audit fees be set according
       to an approved account

12     Re-elect Erik Paulsson, Kerstin Fredriksson,              Mgmt          For                            For
       Anders Jarl, Sara Karlsson,      Helen Olausson,
       Tommy Qvarfort and Johan Qviberg  and Per-Ingemar
       Persson     (born 1956), Executive Vice President
       of Veidekke ASA and Country Manager     Sweden,
       is proposed as a new board member and Arne
       Bernroth has declined      re-election

13     Appointment of a new election Committee is unchanged,     Mgmt          For                            For
       i.e. that a new

14     Approve the principles for remuneration and               Mgmt          For                            For
       terms of employment for Group     Management
       as specified

15     Authorize the Board to acquire and assign own             Mgmt          For                            For
       shares

16     Authorize the Board to decide on any new share            Mgmt          For                            For
       issue corresponding to no more than 10% of
       the outstanding shares

17     Any other business                                        Non-Voting    No vote

18     Meeting closes                                            Non-Voting    No vote



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Institutional Global Realty Shares, Inc.
By (Signature)       /s/ Adam M. Derechin
Name                 Adam M. Derechin
Title                President
Date                 08/18/2010